UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4279

Securian Funds Trust

(Exact name of registrant as specified in charter)

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Address of principal executive offices) (Zip code)

David Dimitri, Esq.

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Name and address of agent for service)

Registrant's telephone number, including area code:

(651) 665-3500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

Filed herewith.

SECURIAN FUNDS TRUST

Offered in Minnesota Life
Insurance Company and
Securian Life Insurance
Company variable products

Semi-Annual report

June 30, 2020

SFT Core Bond Fund

SFT Dynamic Managed Volatility Fund

SFT Government Money Market Fund

SFT Index 400 Mid-Cap Fund

SFT Index 500 Fund

SFT International Bond Fund

SFT IvySM Growth Fund

SFT IvySM Small Cap Growth Fund

SFT Managed Volatility Equity Fund

SFT Real Estate Securities Fund

SFT T. Rowe Price Value Fund

SFT Wellington Core Equity Fund

SFT Core Bond Fund

Fund Objective

The SFT Core Bond Fund seeks as high a level of long-term total return as is consistent with prudent investment risk. Preservation of capital is a secondary objective. The SFT Core Bond Fund invests in long-term, fixed income, high quality debt instruments. The risks incurred by investing in debt instruments include, but are not limited to, reinvestment of prepaid debt obligations at lower rates of return, and the inability to reinvest at higher interest rates when debt obligations are prepaid more slowly than expected. In addition, the net asset value of the SFT Core Bond Fund may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

The Fund's performance for the six-month period ended June 30, 2020, for each class of shares offered was as follows:

Class 1	3.54	percent*
Class 2	3.42	percent*

The Fund's benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, returned 6.14 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

SFT Dynamic Managed Volatility Fund

Fund Objective

The SFT Dynamic Managed Volatility Fund seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60 percent S&P 500® Index and 40 percent Barclays U.S. Aggregate Bond Index (collectively, the Blended Benchmark Index).

The SFT Dynamic Managed Volatility Fund invests primarily in Class 1 shares of the SFT Index 500 Fund for equity exposure, in a basket of fixed income securities for fixed income exposure and certain derivative instruments. The Fund is subject to risks associated with such investments as described in detail in the prospectus. The net asset value of the Fund will fluctuate and is not guaranteed. It is possible to lose money by investing in the Fund. There is no assurance that efforts to manage Fund volatility will achieve the desired results.

Performance Update

For the six-month period ended June 30, 2020, the Fund had a net return of -0.48 percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor.** The Blended Benchmark Index returned 0.98 percent over the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**  Securian Asset Management, Inc. (Securian AM) and the Securian Funds Trust, on behalf of the SFT Dynamic Managed Volatility Fund (the "Fund"), have entered into an Expense Limitation Agreement, dated May 1, 2013, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with the generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through April 30, 2021. The Agreement renews annually for a full year each year thereafter unless terminated by Securian AM upon at least 30 days' notice prior to the end of a contract term. The Fund is authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. As of June 30, 2020, Securian AM has waived $3,270,069 pursuant to the agreement, of which $1,693,009 was eligible for recovery as of such date. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

The Blended Benchmark Index is comprised of 60 percent of the S&P 500® Index and 40 percent of the Bloomberg Barclays U.S. Aggregate Bond Index. The S&P 500® Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment- grade corporate bonds and mortgage-backed securities with maturities greater than one year.

SFT Government Money Market Fund

Fund Objective

The SFT Government Money Market Fund seeks maximum current income to the extent consistent with liquidity and the preservation of capital. The Fund invests at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).

Investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. It is possible to lose money by investing in the Fund.

Performance Update

For the six-month period ended June 30, 2020, the Fund had a net return of 0.21 percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor and principal underwriter.** The Fund's benchmark, the Bloomberg Barclays U.S. Treasury Bill 1-3 Month Index, returned 0.61 percent for the same period.

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the U.S. Government or any other agency, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. Shares upon redemption may be worth more or less than their original cost.

Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Bloomberg Barclays U.S.Treasury Bill 1-3 Month Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of three months, excluding zero coupons.

**  Effective May 1, 2012, the Board of Trustees of Securian Funds Trust approved a Restated Net Investment Income Maintenance Agreement among Securian FundsTrust (on behalf of SFT Government Money Market Fund), Securian Asset Management, Inc. (Securian AM) and Securian Financial Services, Inc. (Securian Financial). A similar agreement was previously approved by the Board of Directors of Advantus Series Fund, Inc., the Trust's predecessor, effective October 29, 2009. Under such Agreement, Securian AM agrees to waive, reimburse or pay SFT Government Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Securian AM and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Securian AM or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Securian AM and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. As of June 30, 2020, Securian AM and Securian Financial have collectively waived $4,829,065 pursuant to the Agreement, including expenses waived under the prior agreement with Advantus Series Fund, Inc., of which $197,114 was eligible for recovery as of such date. If Securian AM and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period. The Agreement is effective through April 30, 2021, and shall continue in effect thereafter, provided such continuance is specifically approved by Securian AM, Securian Financial, and a majority of the Trust's independent Trustees.

Effective November 1, 2017, Securian AM and Securian Funds Trust, on behalf of the SFT Government Money Market Fund, entered into an Expense Limitation Agreement which limits the operating expenses of the Fund, excluding certain expenses, (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds' business), to 0.70% of the Fund's Average daily net assets through April 30, 2021. The Agreement renews annually for a full year each year thereafter unless terminated by Securian AM upon at least 30 days' notice prior to the end of the contract term. The Fund is authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to this agreement, provided that such reimbursement will not cause any Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Funds' shareholder reports and in Other Expenses under Fees and Expenses of the Fund in the prospectus. As of June 30, 2020, Securian AM has waived $296,069 pursuant to the agreement, all of which was eligible for recovery as of such date. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses to the Fund.

SFT Index 400 Mid-Cap Fund

Fund Objective

The SFT Index 400 Mid-Cap Fund seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's MidCap 400® Index (S&P 400). It is designed to provide an economical and convenient means of maintaining a diversified portfolio in this equity security area as part of an overall investment strategy. The risks incurred by investing in the SFT Index 400 Mid-Cap Fund include, but are not limited to, the risk that the Fund may not be able to replicate the performance of the S&P 400, and the risk of declines in the market for mid-cap stocks or in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2020, for each class of shares offered was as follows:

Class 1	-12.90	percent*
Class 2	-13.01	percent*

The Fund's benchmark, the Standard and Poor's MidCap 400® Index, returned -12.78 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

"Standard & Poor's®", "S&P®", "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of the S&P Global, Inc. and have been licensed for use by the Securian Funds Trust—Index 400 Mid-Cap Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

S&P MidCap 400® Index consists of 400 domestic stocks chosen for market size (median market capitalization of about $3.6 billion), liquidity and industry group representation. It is a market-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value.

SFT Index 500 Fund

Fund Objective

The SFT Index 500 Fund seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard and Poor's 500® Index (S&P 500). It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy. The risks incurred by investing in the SFT Index 500 Fund include, but are not limited to, the risk that the Fund may not be able to replicate the performance of the S&P 500, and the risk of declines in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2020, for each class of shares was as follows:

Class 1	-3.12	percent*
Class 2	-3.24	percent*

The Fund's benchmark, the Standard & Poor's 500® Index, returned -3.08 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

"Standard & Poor's®", "S&P®", "Standard & Poor's 500" and "S&P 500" are trademarks of the S&P Global, Inc. and have been licensed for use by Securian Funds Trust—Index 500 Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The S&P 500® Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

SFT International Bond Fund

Fund Objective

The SFT International Bond Fund seeks to maximize current income consistent with protection of principal. The Fund pursues its objective by investing primarily in debt securities issued by issuers located anywhere in the world. While Securian Asset Management, Inc. (Securian AM) acts as the investment adviser for the Fund, Franklin Advisers, Inc. provides investment advice to the SFT International Bond Fund under a sub-advisory agreement. Investment risks associated with international investing in addition to other risks include currency fluctuations, political and economic instability, and differences in accounting standards when investing in foreign markets.

Performance Update

The Fund's performance for the six-month period ended June 30, 2020, for each class of shares offered was as follows:

Class 1	-6.24	percent*
Class 2	-6.36	percent*

The Fund's benchmark, the FTSE World Government Bond Index, returned 4.08 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

Currency Diversification (shown as a percentage of net assets)

African	1.62%
Ghana Cedi	1.62%
Americas	74.04%
United States Dollar	70.66%
Argentine Peso	2.12%
Brazilian Real	1.24%
Mexican Peso	0.02%
Canadian Dollar	0.00%
Asia Pacific	35.53%
Japanese Yen	51.87%
Indonesian Rupiah	2.76%
Republic of Korea Won	0.11%
Australian Dollar (AUD)**	-19.21%
Europe	-11.19%
Norwegian Krone	8.92%
Swiss Franc	6.00%
Swedish krona	5.40%
Euro**	-31.51%

**A negative figure reflects net "short" exposure, designed to benefit if the value of the associated currency decreases. Conversely, the Fund's value would potentially decline if the value of the associated currency increases.

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The FTSE World Government Bond Index is a market capitalization weighted index consisting of the government bond markets from over twenty countries. Country eligibility is determined based upon market capitalization and investability criteria. The index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million. Government securities typically exclude floating or variable rate bonds, U.S./Canadian savings bonds and private placements. Each bond must have a minimum rating of BBB-/Baa3 by S&P or Moody's.

SFT IvySM Growth Fund

Fund Objective

The SFT IvySM Growth Fund seeks to provide growth of capital. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks issued by large capitalization companies. While Securian Asset Management, Inc. acts as the investment adviser for the Fund, Ivy Investment Management Company (IICO) provides investment advice to the Fund under a sub-advisory agreement. The risks incurred by investing in the Fund include, but are not limited to, the risk of declines in the market for large cap stocks or in the equity markets generally.

Performance Update

For the six-month period ended June 30, 2020, the Fund had a net return of 8.92 percent*. The Fund's benchmark, the Russell 1000 Growth Index, returned 9.81 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

'Ivy' is the registered service mark of Ivy Funds Distributor, Inc., an affiliate of the Ivy Investment Management Company, the Fund's sub-adviser.

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The index measures the performance of the 1,000 largest companies in the Russel 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

SFT IvySM Small Cap Growth Fund

Fund Objective

The SFT IvySM Small Cap Growth Fund seeks to provide growth of capital. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks issued by small capitalization companies. While Securian Asset Management, Inc. acts as the investment adviser for the Fund, Ivy Investment Management Company (IICO) provides investment advice to the Fund under a sub-advisory agreement. The risks incurred by investing in the Fund include, but are not limited to, the risk of declines in the market for small cap stocks or in the equity markets generally.

Performance Update

For the six-month period ended June 30, 2020, the Fund had a net return of -0.49 percent*. The Fund's benchmark, the Russell 2000 Growth Index, returned -3.06 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

'Ivy' is the registered service mark of Ivy Funds Distributor, Inc., an affiliate of the Ivy Investment Management Company, the Fund's sub-adviser.

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The index is broad-based, comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on total market capitalization.

SFT Managed Volatility Equity Fund

Fund Objective

The SFT Managed Volatility Equity Fund seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60 percent S&P 500® Low Volatility Index, 20 percent S&P 500® BMI International Developed Low Volatility Index and 20 percent Bloomberg Barclays U.S. 3-Month Treasury Bellwether Index (collectively, the Blended Benchmark Index).

The SFT Managed Volatility Equity Fund invests at least 80% of its assets in equity securities. Equity securities include those that are equity based, such as ETFs that invest primarily in U.S. and foreign equity securities. The Fund is subject to risks associated with such investments as described in detail in the prospectus. The net asset value of the Fund will fluctuate and is not guaranteed. It is possible to lose money by investing in the Fund. There is no assurance that efforts to manage Fund volatility will achieve the desired results.

Performance Update

For the six-month period ended June 30, 2020, the Fund had a net return of -11.32 percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor.** The Blended Benchmark Index, returned -11.41 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**  Securian Asset Management, Inc. (Securian AM) and the Securian Funds Trust, on behalf of the SFT Managed Volatility Equity Fund (the "Fund"), have entered into an Expense Limitation Agreement, dated November 18, 2015, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with the generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through April 30, 2021. The Agreement renews annually for a full year each year thereafter unless terminated by Securian AM upon at least 30 days' notice prior to the end of a contract term. The Fund is authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. As of June 30, 2020, Securian AM has waived $1,764,561 pursuant to the agreement, of which $1,200,156 was eligible for recovery as of such date. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

The Blended Benchmark Index is comprised of 60 percent of the S&P 500® Low Volatility Index, 20% S&P 500® BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3-MonthTreasury Bellwether Index. The S&P 500® Low Volatility Index measures performance of the 100 least volatile stocks in the S&P 500®. The S&P 500® BMI International Developed Low Volatility Index measures the performance of the 200 least volatile stocks in the S&P Developed Market large/midcap universe. Constituents are weighted relative to the inverse of their corresponding volatility, with the least volatile stocks receiving the highest weights. The Bloomberg Barclays U.S. 3-Month Treasury Bellwether Index tracks the market for the on-the-run 3 month Treasury bill issued by the U.S. government.

SFT Real Estate Securities Fund

Fund Objective

The SFT Real Estate Securities Fund seeks above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry. Investment risks associated with investing in the SFT Real Estate Securities Fund, in addition to other risks, include rental income fluctuations, depreciation, property tax value changes, and differences in real estate market value.

Performance Update

The Fund's performance for the six-month period ended June 30, 2020, for each class of shares offered was as follows:

Class 1	-12.96	percent*
Class 2	-13.07	percent*

The Fund's benchmark, the FTSE NAREIT Equity REITs Index, returned -18.71 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

FTSE NAREIT Equity REITs Index is a broad-based index consisting of real estate investment trusts.

SFT T. Rowe Price Value Fund

Fund Objective

The SFT T. Rowe Price Value Fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. The Fund pursues its objective by taking a value approach to investment selection. Holdings consist primarily of large cap stocks, but may also include stocks of mid-cap and small-cap companies. While Securian Asset Management, Inc. acts as the investment adviser for the Fund, T. Rowe Price Associates, Inc. (T. Rowe Price) provides investment advice to the Fund under a sub-advisory agreement. The Fund's value approach to investing carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced at a low level.

Performance Update

For the six-month period ended June 30, 2020, the Fund had a net return of -13.88 percent*. The Fund's benchmark, the Russell 1000 Value Index, returned -16.26 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

SFT Wellington Core Equity Fund

Fund Objective

The SFT Wellington Core Equity Fund seeks long-term capital appreciation. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks. Securian Asset Management, Inc. acts as the investment adviser for the Fund, Wellington Management Company LLP (Wellington Management) provides investment advice to the Fund under a sub-advisory agreement. Risks associated with investing in the Fund include, but are not limited to, issuer-specific market volatility and risk of declines in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2020, for each class of shares offered was as follows:

Class 1	-4.31	percent*
Class 2	-4.43	percent*

The Fund's benchmark, the Standard & Poor's 500® Index, returned -3.08 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The S&P 500® Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

SFT Core Bond Fund
Investments in Securities

June 30, 2020
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (98.9%)
Government Obligations (24.8%)
Other Government Obligations (1.7%)
Provincial or Local Government Obligations (1.7%)
Douglas County Public Utility District No. 1, 5.450%, 09/01/40 (b)	$1,185,000	$1,636,343
Municipal Electric Authority of Georgia, 6.655%, 04/01/57	1,176,000	1,723,499
Ohio State Water Development Authority, 4.817%, 12/01/30	250,000	305,225
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,150,000	1,526,659
4.926%, 10/01/51	2,055,000	2,861,053
Texas A&M University, 4.000%, 05/15/31	325,000	364,728
		8,417,507
U.S. Government Agencies and Obligations (23.1%)
Federal Home Loan Mortgage Corporation (FHLMC) (5.1%)
0.833%, 01/25/23 (1-Month USD LIBOR + 0.650%) (c)	40,970	40,996
1.135%, 10/25/29 (1-Month USD LIBOR + 0.950%) (c)	450,000	417,062
2.500%, 03/01/28	381,278	406,311
2.500%, 04/01/28	133,962	142,423
3.000%, 08/01/42	476,973	515,730
3.000%, 12/01/42	181,428	196,170
3.000%, 01/01/43	238,640	259,070
3.000%, 02/01/43	566,399	617,749
3.000%, 04/01/43	916,841	991,400
3.000%, 10/25/46	235,355	237,375
3.485%, 10/25/27 (1-Month USD LIBOR + 3.300%) (c)	1,000,000	1,015,069
3.500%, 10/01/25	150,545	158,306
3.500%, 05/01/32	196,235	209,916
3.500%, 03/01/42	760,435	831,471
3.500%, 08/01/42	585,278	640,007
3.500%, 05/25/45	805,449	825,276
3.635%, 10/25/29 (1-Month USD LIBOR + 3.450%) (c)	4,000,000	4,053,839
4.000%, 09/01/40	589,537	644,275
4.000%, 11/01/40	1,233,302	1,380,519
4.000%, 02/01/41	283,626	312,718
4.000%, 03/01/41	268,954	300,737
4.500%, 04/01/23	16,000	17,156
4.500%, 09/01/40	124,265	136,008
4.500%, 01/01/41	527,822	587,170
4.500%, 02/01/41	278,147	307,212
4.500%, 03/01/41	582,503	647,627
4.500%, 04/01/41	464,680	523,007
4.735%, 10/25/24 (1-Month USD LIBOR + 4.550%) (c)	123,936	126,328
4.985%, 05/25/28 (1-Month USD LIBOR + 4.800%) (c)	1,591,626	1,646,711
	Principal	Value(a)
5.000%, 03/01/23	$9,769	$10,650
5.000%, 05/01/29	21,176	23,226
5.000%, 04/01/35	88,409	96,632
5.000%, 08/01/35	50,173	57,546
5.000%, 11/01/35	89,724	102,734
5.000%, 11/01/39	508,597	584,477
5.000%, 04/01/40	173,900	195,393
5.000%, 08/01/40	122,046	140,165
5.500%, 10/01/20	2,562	2,570
5.500%, 11/01/23	77,513	85,199
5.500%, 05/01/34	550,121	635,752
5.500%, 10/01/34	180,925	206,875
5.500%, 07/01/35	220,436	252,660
5.500%, 10/01/35	224,441	257,441
5.500%, 12/01/38	122,181	139,717
5.718%, 07/25/28 (1-Month USD LIBOR + 5.550%) (c)	2,752,236	2,875,816
6.000%, 09/01/22	14,461	14,980
6.000%, 11/01/33	290,811	339,171
6.250%, 12/15/23	24,037	25,592
6.500%, 09/01/32	30,322	36,107
6.500%, 11/01/32	27,566	32,238
6.500%, 06/01/36	163,936	198,807
7.000%, 12/01/37	38,702	45,975
		24,547,361
Federal National Mortgage Association (FNMA) (6.5%)
2.500%, 03/01/27	215,368	229,423
2.500%, 11/01/27	364,892	382,099
2.500%, 03/01/28	240,526	255,418
2.500%, 07/01/28	335,404	357,351
3.000%, 06/01/22	49,408	51,912
3.000%, 09/01/22	35,272	37,059
3.000%, 11/01/27	157,218	165,553
3.000%, 06/01/28	132,693	141,335
3.000%, 09/01/42	130,493	141,096
3.000%, 01/01/46	417,659	442,582
3.500%, 11/01/25	171,952	180,904
3.500%, 01/01/26	204,491	215,115
3.500%, 12/01/32	162,486	173,870
3.500%, 11/01/40	459,937	507,652
3.500%, 01/01/41	545,204	594,954
3.500%, 02/01/41	747,185	814,030
3.500%, 04/01/41	287,374	314,251
3.500%, 11/01/41	1,944,125	2,132,811
3.500%, 12/01/41	489,476	529,339
3.500%, 05/01/42	197,324	215,783
3.500%, 01/01/43	475,347	514,371
3.500%, 02/01/43	424,864	471,876
3.500%, 05/01/43	1,619,589	1,780,958
3.835%, 09/25/29 (1-Month USD LIBOR + 3.650%) (c)	227,093	227,093
4.000%, 06/25/23	45,836	46,748
4.000%, 12/01/40	96,804	105,477
4.000%, 04/01/41	1,041,586	1,157,716
4.000%, 09/01/41	404,856	446,157
4.000%, 11/01/41	209,260	229,790
4.000%, 06/01/42	566,820	622,501
4.000%, 09/01/43	364,578	400,412
4.485%, 02/25/25 (1-Month USD LIBOR + 4.300%) (c)	1,428,698	1,440,226

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
4.500%, 04/01/21	$510	$537
4.500%, 04/01/25	29,328	31,272
4.500%, 05/25/34	537,000	632,147
4.500%, 05/01/35	174,816	189,562
4.500%, 07/01/35	363,434	396,961
4.500%, 09/01/37	145,873	159,571
4.500%, 06/01/39	149,481	166,295
4.500%, 04/01/41	1,280,155	1,459,524
4.500%, 07/01/41	1,106,415	1,231,502
4.500%, 07/01/47	375,580	426,497
4.585%, 01/25/24 (1-Month USD LIBOR + 4.400%) (c)	86,249	75,934
4.635%, 01/25/29 (1-Month USD LIBOR + 4.450%) (c)	1,648,366	1,684,315
5.000%, 10/01/20	2,309	2,426
5.000%, 06/25/23	44,274	46,142
5.000%, 07/01/23	32,560	35,496
5.000%, 11/01/33	164,297	188,085
5.000%, 03/01/34	152,487	172,511
5.000%, 05/01/34	35,445	40,516
5.000%, 12/01/34	174,655	200,385
5.000%, 07/01/35	156,024	178,987
5.000%, 08/01/35	52,825	60,550
5.000%, 03/01/38	83,827	96,052
5.000%, 04/01/38	112,668	129,171
5.000%, 06/01/39	91,519	104,414
5.000%, 12/01/39	378,924	437,303
5.000%, 06/01/40	56,669	65,128
5.000%, 04/01/41	337,769	388,782
5.500%, 08/01/23	20,433	22,459
5.500%, 02/01/24	31,236	34,333
5.500%, 04/01/33	516,017	592,259
5.500%, 05/01/33	9,396	10,677
5.500%, 12/01/33	60,415	69,383
5.500%, 01/01/34	119,625	137,185
5.500%, 02/01/34	121,400	137,254
5.500%, 03/01/34	203,523	233,792
5.500%, 04/01/34	120,574	138,119
5.500%, 05/01/34	4,592	5,055
5.500%, 09/01/34	164,986	184,619
5.500%, 10/01/34	47,846	54,795
5.500%, 01/01/35	79,499	91,167
5.500%, 02/01/35	218,791	247,258
5.500%, 04/01/35	218,747	250,545
5.500%, 06/01/35	36,486	40,383
5.500%, 08/01/35	122,499	140,251
5.500%, 10/01/35	309,894	358,431
5.500%, 11/01/35	60,385	69,583
5.500%, 09/01/36	105,994	121,367
5.500%, 12/01/39	73,139	83,654
6.000%, 08/01/23	27,098	28,429
6.000%, 09/01/32	11,227	13,070
6.000%, 10/01/32	404,277	471,043
6.000%, 11/01/32	356,872	415,914
6.000%, 03/01/33	338,230	393,235
6.000%, 04/01/33	23,070	25,693
6.000%, 12/01/33	111,875	130,345
6.000%, 08/01/34	37,266	42,399
6.000%, 09/01/34	18,921	22,042
6.000%, 11/01/34	12,473	14,004
6.000%, 12/01/34	90,840	105,949
6.000%, 11/01/36	11,283	13,142
6.000%, 01/01/37	112,183	130,635
6.000%, 08/01/37	69,390	80,729
	Principal	Value(a)
6.000%, 12/01/37	$4,119	$4,576
6.000%, 10/01/38	138,491	164,527
6.500%, 11/01/23	18,512	19,536
6.500%, 12/01/31	57,576	68,778
6.500%, 02/01/32	175,178	209,970
6.500%, 04/01/32	124,540	146,997
6.500%, 05/01/32	29,952	34,173
6.500%, 07/01/32	240,294	282,894
6.500%, 08/01/32	94,745	111,708
6.500%, 09/01/32	66,109	78,372
6.500%, 10/01/32	78,906	93,196
6.500%, 09/01/34	9,771	11,315
6.500%, 11/01/34	4,207	4,954
6.500%, 03/01/35	68,355	79,423
6.500%, 02/01/36	14,145	15,734
6.500%, 09/01/37	63,553	74,093
6.500%, 11/01/37	40,190	48,273
7.000%, 07/01/31	51,104	62,395
7.000%, 09/01/31	153,704	181,897
7.000%, 11/01/31	169,083	197,363
7.000%, 02/01/32	77,416	92,118
7.000%, 03/01/32	15,610	18,786
7.000%, 07/01/32	63,271	74,106
7.000%, 10/01/37	15,250	16,364
7.500%, 07/25/22	6,648	6,822
7.500%, 04/01/31	80,928	93,273
7.500%, 05/01/31	19,676	22,708
		31,049,476
Government National Mortgage Association (GNMA) (2.6%)
0.004%, 06/17/45 (c) (d)	347,553	36
0.643%, 07/16/40 (c) (d)	20,766	—
1.000%, 12/20/42	98,383	95,085
3.000%, 03/15/45	1,232,745	1,305,526
3.000%, 04/15/45	2,211,388	2,341,384
3.000%, 05/15/45	119,210	126,664
3.250%, 04/20/33	134,039	142,739
3.250%, 03/20/35	1,049,434	1,117,934
3.250%, 11/20/35	532,339	566,305
3.250%, 01/20/36	946,179	1,006,480
3.500%, 11/15/40	69,298	74,044
3.500%, 04/20/46	592,243	630,260
3.750%, 03/20/46	895,562	961,159
4.000%, 07/20/31	312,747	336,083
4.000%, 04/20/39	209,949	225,416
4.000%, 12/20/40	660,824	740,840
4.000%, 01/15/41	41,310	44,963
4.000%, 02/15/41	294,504	327,040
4.000%, 10/15/41	205,329	225,605
4.000%, 12/20/44	107,505	117,054
4.500%, 06/15/40	204,722	232,222
5.000%, 05/15/33	64,772	73,377
5.000%, 12/15/39	78,480	90,614
5.000%, 01/15/40	869,520	985,730
5.000%, 07/15/40	202,885	230,549
5.500%, 07/15/38	208,750	243,452
5.500%, 10/15/38	282,086	328,565
8.500%, 10/15/22	5,429	5,452
		12,574,578

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
U.S. Treasury (8.9%)
U.S. Treasury Bond
2.000%, 02/15/50	$12,016,000	$13,761,135
5.375%, 02/15/31 (e)	5,115,000	7,600,970
U.S. Treasury Note
0.250%, 05/31/25	11,917,000	11,902,569
0.250%, 06/30/25	1,500,000	1,497,071
0.375%, 03/31/22	1,850,000	1,856,576
0.500%, 05/31/27	6,020,000	6,026,114
2.250%, 02/15/27 (e)	150,000	167,561
2.750%, 02/15/28	200,000	233,297
		43,045,293
Vendee Mortgage Trust (0.0%)
Vendee Mortgage Trust, 7.793%, 02/15/25	22,499	24,697
Total government obligations (cost: $113,027,578)		119,658,912
Asset-Backed Securities (14.1%)
AmeriCredit Automobile Receivables Trust
2.740%, 12/08/22	1,250,000	1,267,614
3.180%, 07/18/23	3,250,000	3,329,191
Bank of The West Auto Trust, 3.210%, 04/15/25 (f)	2,293,000	2,338,746
Bear Stearns Asset Backed Securities Trust, 1.160%, 02/25/34 (1-Month USD LIBOR + 0.975%) (c)	361,951	336,795
California Republic Auto Receivables Trust, 3.430%, 02/15/22	1,000,000	1,001,116
CarMax Auto Owner Trust, 2.950%, 11/15/23	1,950,000	1,966,500
Chase Funding Trust
0.745%, 02/25/33 (1-Month USD LIBOR + 0.560%) (c)	155,233	140,047
0.825%, 08/25/32 (1-Month USD LIBOR + 0.640%) (c)	110,704	103,470
Chesapeake Funding II LLC
3.260%, 11/15/29 (f)	375,000	370,619
3.380%, 08/15/29 (f)	275,000	278,191
3.570%, 04/15/30 (f)	1,200,000	1,222,573
3.710%, 05/15/29 (f)	1,885,000	1,901,814
Commonbond Student Loan Trust
2.550%, 05/25/41 (f)	328,309	335,921
5.280%, 05/25/41 (f)	45,414	49,083
Commonbond Student Loan Trust 2018-A-GS
0.685%, 02/25/44 (1-Month USD LIBOR + 0.500%) (c) (f)	602,786	593,486
3.210%, 02/25/44 (f)	1,610,364	1,655,564
Commonbond Student Loan Trust 2019-A-GS, 2.540%, 01/25/47 (f)	3,686,234	3,828,032
Drive Auto Receivables Trust, 5.300%, 07/15/24 (f)	1,045,000	1,071,641
	Principal	Value(a)
Earnest Student Loan Program LLC
2.650%, 01/25/41 (f)	$2,785,502	$2,818,938
2.720%, 01/25/41 (f)	234,632	238,106
3.020%, 05/25/34 (f)	303,304	305,348
Entergy Gulf States Reconstruction Funding 1 LLC, 5.930%, 06/29/22	147,625	150,419
Exeter Automobile Receivables Trust 2016-2, 8.250%, 04/17/23 (f)	1,676,895	1,720,098
Foursight Capital Automobile Receivables Trust, 5.280%, 08/15/24 (f)	3,850,000	3,911,916
GM Financial Consumer Automobile Receivables Trust, 2.770%, 07/17/23	800,000	815,572
Home Partners of America 2018-1 Trust, 1.094%, 07/17/37 (1-Month USD LIBOR + 0.900%) (c) (f)	1,361,719	1,341,712
Invitation Homes 2018-SFR1 Trust
1.444%, 03/17/37 (1-Month USD LIBOR + 1.250%) (c) (f)	3,500,000	3,440,885
1.644%, 03/17/37 (1-Month USD LIBOR + 1.450%) (c) (f)	1,000,000	972,862
Invitation Homes 2018-SFR3 Trust
1.194%, 07/17/37 (1-Month USD LIBOR + 1.000%) (c) (f)	1,996,613	1,981,769
1.844%, 07/17/37 (1-Month USD LIBOR + 1.650%) (c) (f)	1,500,000	1,467,477
Invitation Homes 2018-SFR4 Trust, 1.594%, 01/17/38 (1-Month USD LIBOR + 1.400%) (c) (f)	4,300,000	4,219,965
Invitation Homes Trust, 1.465%, 06/17/37 (1-Month USD LIBOR + 1.280%) (c) (f)	1,500,000	1,469,335
Morgan Stanley Dean Witter Capital I, Inc., 0.745%, 08/25/32 (1-Month USD LIBOR + 0.560%) (c)	178,343	168,683
Progress Residential 2018-SFR1 Trust, 3.684%, 03/17/35 (f)	500,000	506,627
Progress Residential 2019-SFR2 Trust, 3.446%, 05/17/36 (f)	2,500,000	2,574,224
Progress Residential Trust, 3.565%, 08/17/34 (f)	1,525,000	1,549,534

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Saxon Asset Securities Trust, 0.725%, 03/25/35 (1-Month USD LIBOR + 0.540%) (c)	$270,238	$240,632
Sofi Professional Loan Program 2017-F LLC, 2.840%, 01/25/41 (f)	1,427,407	1,459,063
Sofi Professional Loan Program 2018-A LLC, 2.950%, 02/25/42 (f)	1,200,000	1,230,000
SoFi Professional Loan Program LLC, 2.650%, 09/25/40 (f)	1,046,417	1,072,700
Towd Point Mortgage Trust
3.000%, 06/25/58 (c) (f)	3,424,856	3,613,647
3.750%, 04/25/55 (c) (f)	1,455,000	1,550,971
4.477%, 11/25/57 (c) (f)	3,154,000	3,305,273
Volvo Financial Equipment LLC Series 2018-1, 3.060%, 12/15/25 (f)	1,300,000	1,291,664
Westlake Automobile Receivables Trust 2017-1, 5.050%, 08/15/24 (f)	725,000	727,629
Westlake Automobile Receivables Trust 2017-2, 4.630%, 07/15/24 (f)	850,000	861,461
Westlake Automobile Receivables Trust 2018-1, 2.920%, 05/15/23 (f)	1,210,105	1,213,661
Total asset-backed securities (cost: $67,504,326)		68,010,574
Other Mortgage-Backed Securities (11.6%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (6.5%)
Agate Bay Mortgage Trust, 3.796%, 01/25/45 (c) (f)	226,938	229,084
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29	45,342	29,616
Bellemeade Re 2018-1, Ltd., 1.785%, 04/25/28 (1-Month USD LIBOR + 1.600%) (c) (f) (g)	840,070	831,571
Bellemeade Re 2018-3, Ltd., 2.035%, 10/25/28 ( 1-Month USD LIBOR + 1.850%) (c) (f) (g)	2,073,741	2,053,851
Citigroup Mortgage Loan Trust, Inc., 3.000%, 09/25/64 (c) (f)	367,077	381,443
COLT 2018-3 Mortgage Loan Trust, 3.692%, 10/26/48 (c) (f)	809,448	824,453
COLT 2019-2 Mortgage Loan Trust, 3.337%, 05/25/49 (c) (f)	1,965,109	1,988,337
CSMC Trust
3.331%, 08/25/43 (c) (f)	3,166,806	3,134,737
3.500%, 06/25/47 (c) (f)	2,550,000	2,634,535
Eagle RE 2020-1 Ltd., 1.635%, 01/25/30 (c) (f)	4,725,000	4,463,014
	Principal	Value(a)
GS Mortgage-Backed Securities Trust, 3.106%, 07/25/44 (c) (f)	$2,371,556	$1,751,560
JP Morgan Mortgage Trust
3.358%, 10/25/46 (c) (f)	294,812	292,272
3.397%, 06/25/29 (c) (f)	196,050	195,879
3.632%, 05/25/43 (c) (f)	302,662	294,662
4.098%, 11/25/33 (c)	94,182	89,831
MRFC Mortgage Pass-Through Trust Series 1998-2, 6.750%, 06/25/28	4,961	5,025
Prudential Home Mortgage Securities
7.659%, 09/28/24 (c) (f)	375	357
7.900%, 04/28/22 (f)	105	105
PSMC Trust, 3.500%, 02/25/48 (c) (f)	2,236,846	2,264,871
Radnor RE 2019-1, Ltd., 2.135%, 02/25/29 (1-Month USD LIBOR + 1.950%) (c) (f) (g)	726,645	719,866
Seasoned Credit Risk Transfer Trust
4.000%, 07/25/56 (c)	2,602,000	2,590,837
4.000%, 08/25/56 (c) (f)	1,200,000	1,181,674
Sequoia Mortgage Trust
3.176%, 11/25/30 (c) (f)	544,140	548,122
3.518%, 06/25/43 (c)	1,630,134	1,613,696
3.701%, 07/25/45 (c) (f)	435,877	444,135
3.870%, 01/25/45 (c) (f)	335,449	339,595
Structured Asset Mortgage Investments, Inc., 6.750%, 05/02/30 (c)	9,657	561
WinWater Mortgage Loan Trust 2015-4, 3.771%, 06/20/45 (c) (f)	2,804,390	2,535,233
		31,438,922
Commercial Mortgage-Backed Securities (5.1%)
BAMLL Commercial Mortgage Securities Trust 2014-520M, 4.325%, 08/15/46 (c) (f)	1,350,000	1,652,625
BB-UBS Trust, 4.160%, 11/05/36 (c) (f)	1,000,000	925,430
CFCRE Commercial Mortgage Trust, 3.839%, 12/10/54	500,000	558,073
Citigroup Commercial Mortgage Trust 2018-TBR, 1.015%, 12/15/36 (1-Month USD LIBOR + 0.830%) (c) (f)	4,000,000	3,655,851
CSMC Trust, 3.304%, 09/15/37 (f)	384,179	381,412
Hometown Commercial Mortgage, 6.057%, 06/11/39 (f)	28,292	13,515
Irvine Core Office Trust, 2.068%, 05/15/48 (f)	159,989	160,378

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
JPMCC Commercial Mortgage Securities Trust, 3.723%, 03/15/50	$1,000,000	$1,125,061
Morgan Stanley Bank of America Merrill Lynch Trust, 3.720%, 12/15/49	225,000	251,661
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (f)	700,000	692,811
One Market Plaza Trust, 3.614%, 02/10/32 (f)	2,500,000	2,616,436
UBS Commercial Mortgage Trust
3.580%, 12/15/50	3,500,000	3,965,416
3.724%, 06/15/50	2,750,000	2,924,668
4.061%, 12/15/50 (c)	1,505,000	1,638,077
Wells Fargo Commercial Mortgage Trust
3.184%, 04/15/50	1,544,000	1,646,730
3.637%, 06/15/48	1,905,000	2,075,228
		24,283,372
Total other mortgage-backed securities (cost: $56,211,292)		55,722,294
Corporate Obligations (48.4%)
Basic Materials (0.3%)
Chemicals (0.3%)
Albemarle Corp., 1.442%, 11/15/22 (3-Month USD LIBOR + 1.050%) (c) (f)	1,530,000	1,470,253
Communications (2.7%)
Media (1.1%)
Comcast Corp., 3.300%, 04/01/27	2,120,000	2,377,516
The Walt Disney Co., 3.600%, 01/13/51	2,750,000	3,063,338
		5,440,854
Telecommunication (1.6%)
AT&T, Inc.
2.300%, 06/01/27	650,000	672,926
3.650%, 06/01/51	650,000	680,563
4.850%, 07/15/45	1,850,000	2,198,341
Crown Castle Towers LLC, 3.222%, 05/15/42 (f)	2,375,000	2,414,441
Verizon Communications, Inc., 1.492%, 05/15/25 (3-Month USD LIBOR + 1.100%) (c)	1,500,000	1,518,270
		7,484,541
Consumer Cyclical (2.4%)
Auto/Truck Parts & Equipment — Original (1.8%)
Ford Motor Credit Co. LLC, 5.750%, 02/01/21	2,190,000	2,198,322
General Motors Financial Co., Inc., 2.170%, 04/09/21 (3-Month USD LIBOR + 0.850%) (c)	1,650,000	1,640,156
	Principal	Value(a)
Hyundai Capital America
1.308%, 09/18/20 (3-Month USD LIBOR + 1.000%) (c) (f)	$875,000	$873,512
2.750%, 09/18/20 (f)	225,000	225,490
2.850%, 11/01/22 (f)	3,000,000	3,061,259
3.250%, 09/20/22 (f)	625,000	641,965
		8,640,704
Retail (0.6%)
AutoZone, Inc.
3.625%, 04/15/25	1,375,000	1,533,264
4.000%, 04/15/30	1,000,000	1,159,398
		2,692,662
Consumer, Non-cyclical (3.3%)
Agricultural Products (0.2%)
Altria Group, Inc., 5.800%, 02/14/39	955,000	1,181,017
Drugstore Chains (0.9%)
CVS Pass-Through Trust
5.298%, 01/11/27 (f)	919,178	987,897
5.880%, 01/10/28	325,946	367,533
6.036%, 12/10/28	1,978,544	2,236,182
6.943%, 01/10/30	508,429	582,158
		4,173,770
Food (0.5%)
Ingredion, Inc.
2.900%, 06/01/30	1,100,000	1,171,220
3.900%, 06/01/50	1,160,000	1,326,775
		2,497,995
Health Care Products (0.5%)
Dentsply Sirona, Inc., 3.250%, 06/01/30	2,465,000	2,591,496
Pharmaceuticals (1.2%)
McKesson Corp., 3.650%, 11/30/20	1,275,000	1,291,392
Upjohn, Inc.
2.300%, 06/22/27 (f)	1,400,000	1,444,145
3.850%, 06/22/40 (f)	1,000,000	1,074,654
Zoetis, Inc., 3.000%, 05/15/50	1,800,000	1,854,158
		5,664,349
Energy (7.5%)
Oil & Gas (0.7%)
Equinor ASA, 3.000%, 04/06/27 (g)	2,800,000	3,077,646
Oil, Gas & Consumable Fuels (0.9%)
Marathon Petroleum Corp.
4.750%, 12/15/23	1,884,000	2,067,452
5.850%, 12/15/45	2,270,000	2,384,521
		4,451,973
Pipelines (5.9%)
Boardwalk Pipelines L.P.
4.450%, 07/15/27	538,000	564,992
4.800%, 05/03/29	1,095,000	1,166,034
4.950%, 12/15/24	1,000,000	1,070,797

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
El Paso Natural Gas Co. LLC, 8.375%, 06/15/32	$675,000	$902,172
Enterprise Products Operating LLC, 3.128%, 06/01/67 (3-Month USD LIBOR + 2.778%) (c)	2,180,000	1,700,400
EQM Midstream Partners L.P., 6.500%, 07/15/48	975,000	889,980
Florida Gas Transmission Co. LLC, 2.550%, 07/01/30 (f)	2,425,000	2,483,310
Kinder Morgan Energy Partners L.P., 5.800%, 03/01/21	1,000,000	1,032,612
MPLX L.P.
1.413%, 09/09/22 (3-Month USD LIBOR + 1.100%) (c)	2,230,000	2,193,004
5.250%, 01/15/25	2,450,000	2,547,581
5.500%, 02/15/49	1,700,000	1,883,984
ONEOK, Inc., 7.150%, 01/15/51	2,260,000	2,745,431
Sabine Pass Liquefaction LLC, 4.500%, 05/15/30 (f)	825,000	915,918
Sunoco Logistics Partners Operations L.P., 6.850%, 02/15/40	2,150,000	2,370,889
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,850,000	2,459,624
Western Midstream Operating L.P.
3.950%, 06/01/25	2,250,000	2,107,620
5.250%, 02/01/50	1,665,000	1,440,725
		28,475,073
Financial (13.8%)
Banks (9.5%)
American Express Credit Corp., 1.363%, 09/14/20 (3-Month USD LIBOR + 1.050%) (c)	1,890,000	1,892,207
Bank of America Corp., 3.974%, 02/07/30 (3-Month USD LIBOR + 1.210%) (c)	4,040,000	4,703,907
BBVA USA
3.500%, 06/11/21	850,000	868,476
3.875%, 04/10/25	2,500,000	2,641,016
Citibank NA, 0.977%, 05/20/22 (3-Month USD LIBOR + 0.600%) (c)	3,650,000	3,656,169
Citizens Bank NA/Providence, 1.256%, 03/29/23 (3-Month USD LIBOR + 0.950%) (c)	3,150,000	3,154,059
	Principal	Value(a)
Discover Bank, 3.450%, 07/27/26	$1,900,000	$2,054,124
HSBC Holdings PLC
0.968%, 09/11/21 (3-Month USD LIBOR + 0.650%) (c) (g)	1,350,000	1,350,630
3.262%, 03/13/23 (3-Month USD LIBOR + 1.055%) (c) (g)	1,875,000	1,942,422
JPMorgan Chase & Co.
3.540%, 05/01/28 (3-Month USD LIBOR + 1.380%) (c)	1,500,000	1,674,134
3.616%, 10/01/20 (3-Month USD LIBOR + 3.320%) (c)	1,700,000	1,500,250
4.230%, 07/30/20 (3-Month USD LIBOR + 3.470%) (c)	734,000	668,160
4.600%, 02/01/25 (c)	1,175,000	1,048,688
Morgan Stanley
3.125%, 07/27/26	800,000	881,840
5.500%, 07/28/21	740,000	779,226
Regions Financial Corp., 3.800%, 08/14/23	1,675,000	1,821,524
Synovus Financial Corp., 3.125%, 11/01/22	2,580,000	2,611,940
The Goldman Sachs Group, Inc., 1.540%, 10/31/22 (3-Month USD LIBOR + 0.780%) (c)	1,050,000	1,049,664
Truist Bank, 0.976%, 05/17/22 (3-Month USD LIBOR + 0.590%) (c)	2,850,000	2,858,769
Truist Financial Corp., 5.050%, 12/15/24 (3-Month USD LIBOR + 3.102%) (c)	1,770,000	1,579,725
US Bancorp
3.000%, 07/30/29	765,000	831,613
5.300%, 04/15/27 (3-Month USD LIBOR + 2.914%) (c)	800,000	808,000
Wells Fargo & Co.
2.393%, 06/02/28 (c)	4,125,000	4,262,009
3.000%, 10/23/26	1,100,000	1,198,745
		45,837,297
Diversified Financial Services (1.9%)
Block Financial LLC, 4.125%, 10/01/20	2,050,000	2,057,601
DY7 Leasing LLC, 2.578%, 12/10/25	57,615	60,006
Export Leasing 2009 LLC, 1.859%, 08/28/21	38,160	38,360
Helios Leasing I LLC
1.825%, 05/16/25	66,572	67,916
2.018%, 05/29/24	93,667	95,713
Pine Street Trust I, 4.572%, 02/15/29 (f)	1,450,000	1,653,726

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Raymond James Financial, Inc., 4.650%, 04/01/30	$1,375,000	$1,638,598
The Charles Schwab Corp., 4.625%, 03/01/22 (3-Month USD LIBOR + 3.315%) (c)	2,200,000	2,073,500
USAA Capital Corp., 1.500%, 05/01/23 (f)	1,250,000	1,282,475
		8,967,895
Insurance (1.9%)
AIG Global Funding, 0.800%, 07/07/23 (f) (h)	1,390,000	1,390,099
Equitable Financial Life Global Funding, 1.400%, 07/07/25 (f) (h)	2,450,000	2,451,436
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (f)	2,500,000	2,967,264
Unum Group, 5.750%, 08/15/42 (b)	2,310,000	2,451,761
		9,260,560
Real Estate Investment Trust — Office Property (0.4%)
SL Green Operating Partnership L.P., 1.366%, 08/16/21 (3-Month USD LIBOR + 0.980%) (c)	2,000,000	1,970,676
Real Estate Investment Trust — Residential (0.1%)
UDR, Inc., 4.000%, 10/01/25	400,000	446,145
Health Care (1.1%)
Health Care Providers & Services (0.7%)
NYU Langone Hospitals, 4.428%, 07/01/42	1,480,000	1,679,412
Sinai Health System, 3.034%, 01/20/36	1,315,000	1,456,039
		3,135,451
Medical Products/Supplies (0.4%)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	1,985,000	2,018,158
Industrials (1.4%)
Aerospace & Defense (0.2%)
General Dynamics Corp., 3.000%, 05/11/21	1,150,000	1,176,552
Machinery (0.7%)
Westinghouse Air Brake Technologies Corp
1.613%, 09/15/21 (3-Month USD LIBOR + 1.300%) (c)	1,925,000	1,925,000
3.200%, 06/15/25	1,350,000	1,375,647
		3,300,647
	Principal	Value(a)
Transportation (0.5%)
CSX Corp.
4.250%, 11/01/66	$1,085,000	$1,314,934
4.750%, 11/15/48	625,000	829,778
		2,144,712
Technology (1.7%)
Computers (1.7%)
Apple, Inc.
0.750%, 05/11/23	965,000	975,167
1.125%, 05/11/25	2,435,000	2,486,363
Dell International LLC / EMC Corp., 5.300%, 10/01/29 (f)	1,475,000	1,628,000
Leidos, Inc.
2.950%, 05/15/23 (f)	1,950,000	2,031,315
3.625%, 05/15/25 (f)	975,000	1,062,467
		8,183,312
Transportation (3.5%)
Airlines (3.5%)
Air Canada 2013-1 Class B Pass Through Trust, 5.375%, 11/15/22 (f) (g)	687,372	619,547
Air Canada 2017-1 Class A Pass Through Trust, 3.550%, 07/15/31 (f) (g)	2,007,960	1,657,079
America West Airlines 2000-1 Pass Through Trust, 8.057%, 01/02/22	434,598	434,198
American Airlines 2013-1 Class B Pass Through Trust, 5.625%, 07/15/22 (f)	947,130	855,686
American Airlines 2013-2 Class B Pass Through Trust, 5.600%, 01/15/22 (f)	767,440	767,545
American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/25	987,629	653,297
American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 08/15/26	741,750	560,726
British Airways 2019-1 Class A Pass Through Trust, 3.350%, 12/15/30 (f)	1,453,945	1,199,499
Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/25	1,287,551	1,173,474
Delta Air Lines 2020 Class A Pass Through Trust, 2.500%, 12/10/29	1,900,000	1,704,277
Hawaiian Airlines 2013-1 Class B Pass Through Certificates, 4.950%, 07/15/23	1,832,805	1,737,407
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 10/11/23	381,517	338,819
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/24	1,597,411	1,408,115

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/27	$969,583	$715,443
United Airlines 2019-2 Class B Pass Through Trust, 3.500%, 11/01/29	1,515,000	1,139,168
US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/22	1,624,408	1,312,011
US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	1,029,865	836,577
		17,112,868
Utilities (10.7%)
Electric Companies (0.5%)
Indianapolis Power & Light Co., 4.700%, 09/01/45 (f)	1,900,000	2,374,298
Electric Utilities (6.9%)
Cleco Corporate Holdings LLC, 3.743%, 05/01/26	1,125,000	1,191,724
Entergy Mississippi LLC, 3.250%, 12/01/27	1,100,000	1,186,565
Entergy Texas, Inc., 3.450%, 12/01/27	1,885,000	2,050,443
Eversource Energy, 3.800%, 12/01/23	2,400,000	2,626,923
Exelon Generation Co. LLC, 3.250%, 06/01/25	2,950,000	3,185,121
FirstEnergy Transmission LLC, 5.450%, 07/15/44 (f)	2,000,000	2,584,416
IPALCO Enterprises, Inc., 3.700%, 09/01/24	1,175,000	1,256,191
MidAmerican Energy Co., 4.250%, 07/15/49	1,750,000	2,257,438
Pacific Gas and Electric Co., 1.750%, 06/16/22	2,000,000	2,003,200
PacifiCorp, 3.300%, 03/15/51	1,410,000	1,543,331
PPL Capital Funding, Inc., 2.973%, 03/30/67 (3-Month USD LIBOR + 2.665%) (c)	2,175,000	1,631,250
Public Service Co. of Colorado, 3.200%, 11/15/20	1,045,000	1,045,607
Southern Power Co., 4.950%, 12/15/46	2,450,000	2,714,276
The AES Corp., 3.300%, 07/15/25 (f)	1,825,000	1,879,403
Vistra Operations Co. LLC, 3.700%, 01/30/27 (f)	2,550,000	2,626,064
Xcel Energy, Inc., 3.500%, 12/01/49	3,040,000	3,365,861
		33,147,813
	Shares/ Principal	Value(a)
Electric — Integrated (1.5%)
Ameren Corp., 3.500%, 01/15/31	$2,150,000	$2,413,632
Edison International, 4.950%, 04/15/25	1,375,000	1,506,765
Exelon Corp., 4.700%, 04/15/50	1,410,000	1,793,990
Florida Power & Light Co., 2.850%, 04/01/25	1,450,000	1,588,859
		7,303,246
Gas Utilities (1.8%)
Piedmont Natural Gas Co., Inc., 3.350%, 06/01/50	1,800,000	1,973,664
Southern Co. Gas Capital Corp.
3.875%, 11/15/25	2,605,000	2,882,253
4.400%, 05/30/47	775,000	920,370
The East Ohio Gas Co.
1.300%, 06/15/25 (f)	1,380,000	1,386,500
3.000%, 06/15/50 (f)	1,685,000	1,677,543
		8,840,330
Total corporate obligations (cost: $226,054,485)		233,062,293
Total long-term debt securities (cost: $462,797,681)		476,454,073
Short-Term Securities (1.8%)
Investment Companies (1.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.116% (i)	8,860,488	8,860,488
Total short-term securities (cost: $8,860,488)		8,860,488
Total investments in securities (cost: $471,658,169) (j)		485,314,561
Liabilities in excess of cash and other assets (-0.7%)		(3,387,819)
Total net assets (100.0%)		$481,926,742

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be illiquid.

(c)  Variable rate security.

(d)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2020, securities with an aggregate market value of $1,597,723 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
5 Year U.S. Treasury Note	September 2020	192	Long	$24,082,965	$24,142,500	$59,535
10 Year U.S. Ultra	September 2020	138	Short	(21,643,004)	(21,732,844)	(89,840)
U.S. Long Bond	September 2020	266	Long	47,313,356	47,497,625	184,269
U.S. Ultra Bond	September 2020	61	Short	(13,257,809)	(13,307,531)	(49,722)
					$36,599,750	$104,242

(f)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(g)  Foreign security: The Fund held 2.5% of net assets in foreign securities at June 30, 2020.

(h)  Security is issued on a when-issued or forward commitment basis. As of June 30, 2020 the total cost of investments issued on a when-issued or forward commitment basis was $3,834,446.

(i)  All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of June 30, 2020.

(j)  At June 30, 2020 the cost of investments for federal income tax purposes was $471,948,907. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$23,115,025
Gross unrealized depreciation	(9,645,129)
Net unrealized appreciation	$13,469,896

See accompanying notes to financial statements.

SFT Dynamic Managed Volatility Fund
Investments in Securities

June 30, 2020
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (31.5%)
Government Obligations (2.9%)
U.S. Government Agencies and Obligations (2.9%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.1%)
3.000%, 09/01/43	$111,788	$119,785
3.500%, 10/01/44	169,335	181,450
3.500%, 11/01/44	163,416	174,809
3.500%, 12/01/44	174,885	187,184
		663,228
Federal National Mortgage Association (FNMA) (0.2%)
3.000%, 04/01/43	179,502	192,366
3.000%, 05/01/43	72,320	77,492
3.000%, 06/01/43	231,423	248,009
3.500%, 08/01/42	96,098	105,086
3.500%, 02/01/43	106,216	117,969
		740,922
U.S. Treasury (2.6%)
U.S. Treasury Note, 2.625%, 12/15/21	15,000,000	15,534,375
Total government obligations (cost: $16,276,466)		16,938,525
Other Mortgage-Backed Securities (0.3%)
Commercial Mortgage-Backed Securities (0.3%)
Bank 2019-BNK18, 3.584%, 05/15/62	1,500,000	1,727,275
Total other mortgage-backed securities (cost: $1,544,478)		1,727,275
Corporate Obligations (28.3%)
Basic Materials (0.2%)
Chemicals (0.2%)
Nutrien, Ltd., 3.000%, 04/01/25 (b)	1,000,000	1,071,444
Mining (0.0%)
BHP Billiton Finance USA, Ltd., 2.875%, 02/24/22 (b)	122,000	126,317
Communications (2.0%)
Cable/Satellite TV (0.4%)
Comcast Corp. 4.200%, 08/15/34 (c)	500,000	608,476
4.650%, 07/15/42 (c)	250,000	322,023
6.400%, 05/15/38	1,000,000	1,490,097
		2,420,596
Diversified Telecommunication Services (0.8%)
AT&T, Inc. 4.100%, 02/15/28	803,000	918,596
4.350%, 06/15/45	250,000	281,335
4.500%, 05/15/35	1,000,000	1,186,699
4.850%, 07/15/45	1,000,000	1,188,292
	Principal	Value(a)
Verizon Communications, Inc., 5.250%, 03/16/37	$1,000,000	$1,338,761
		4,913,683
Internet & Catalog Retail (0.2%)
Amazon.com, Inc., 3.875%, 08/22/37	1,000,000	1,238,206
Media (0.2%)
ViacomCBS, Inc. 3.500%, 01/15/25	750,000	817,320
4.000%, 01/15/26	250,000	279,875
		1,097,195
Telecommunication (0.3%)
Crown Castle Towers LLC, 3.663%, 05/15/45 (d)	1,000,000	1,066,770
Vodafone Group PLC, 4.125%, 05/30/25 (b)	500,000	566,876
		1,633,646
Wireless Telecommunication Services (0.1%)
Rogers Communications, Inc., 4.100%, 10/01/23 (b)	250,000	277,829
Consumer Cyclical (0.8%)
Auto/Truck Parts & Equipment — Original (0.1%)
Harley-Davidson Financial Services, Inc., 3.550%, 05/21/21 (d)	575,000	583,957
Food & Staples Retailing (0.2%)
The Kroger Co., 4.450%, 02/01/47	1,000,000	1,225,854
Home Furnishings (0.2%)
Harman International Industries, Inc., 4.150%, 05/15/25	1,000,000	1,084,928
Retail (0.3%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	1,090,185
Target Corp., 3.500%, 07/01/24 (c)	750,000	837,714
		1,927,899
Consumer Staples (1.1%)
Beverages (0.1%)
The Coca-Cola Co., 3.200%, 11/01/23 (c)	500,000	544,330
Consumer Products — Miscellaneous (0.2%)
Johnson (S.C.) & Son, Inc., 3.350%, 09/30/24 (d)	750,000	805,617
Food Products (0.4%)
Archer-Daniels-Midland Co., 3.750%, 09/15/47	1,000,000	1,198,965

See accompanying notes to financial statements.

SFT Dynamic Managed Volatility Fund
Investments in Securities – continued

	Principal	Value(a)
General Mills, Inc., 4.150%, 02/15/43	$1,000,000	$1,213,653
		2,412,618
Household Products (0.2%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	1,233,234
Personal Care (0.2%)
The Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	1,263,192
Consumer, Non-cyclical (1.7%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/38	1,000,000	1,135,556
Commercial Service — Finance (0.1%)
Moody's Corp., 4.875%, 02/15/24	250,000	282,509
Diagnostic Equipment (0.4%)
Abbott Laboratories 3.875%, 09/15/25	750,000	862,938
4.750%, 11/30/36	1,000,000	1,354,652
4.750%, 04/15/43	250,000	335,146
		2,552,736
Drugstore Chains (0.0%)
CVS Pass-Through Trust, 6.943%, 01/10/30	155,009	177,487
Food (0.4%)
Mars, Inc., 3.950%, 04/01/49 (d)	1,000,000	1,245,935
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	1,239,093
		2,485,028
Pharmaceuticals (0.6%)
AbbVie, Inc., 3.800%, 03/15/25 (d)	670,000	743,375
Bristol-Myers Squibb Co., 3.875%, 08/15/25 (d)	1,000,000	1,137,591
Novartis Capital Corp., 3.400%, 05/06/24 (c)	500,000	549,800
Takeda Pharmaceutical Co., Ltd., 5.000%, 11/26/28 (b)	1,000,000	1,238,845
		3,669,611
Energy (3.3%)
Oil & Gas (0.7%)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/27	1,000,000	1,065,470
BP Capital Markets America, Inc., 4.234%, 11/06/28	1,000,000	1,161,943
Cimarex Energy Co., 3.900%, 05/15/27	1,000,000	1,011,766
	Principal	Value(a)
Valero Energy Corp., 4.350%, 06/01/28	$1,000,000	$1,131,920
		4,371,099
Oil, Gas & Consumable Fuels (0.9%)
Apache Corp., 3.250%, 04/15/22	74,000	71,607
Chevron Corp., 3.191%, 06/24/23 (c)	250,000	267,874
EOG Resources, Inc., 2.625%, 03/15/23	250,000	261,924
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	799,689
Noble Energy, Inc., 3.900%, 11/15/24	1,000,000	1,006,083
Phillips 66, 4.650%, 11/15/34	1,000,000	1,183,047
Total Capital International SA, 3.750%, 04/10/24 (b)	750,000	828,936
Valero Energy Corp., 3.650%, 03/15/25	1,000,000	1,085,898
		5,505,058
Pipelines (1.7%)
Columbia Pipeline Group, Inc., 4.500%, 06/01/25	1,000,000	1,135,927
Energy Transfer Operating L.P., 4.900%, 03/15/35	1,000,000	1,004,952
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	309,183
Florida Gas Transmission Co. LLC, 4.350%, 07/15/25 (d)	1,000,000	1,122,339
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	872,504
Magellan Midstream Partners L.P., 4.200%, 10/03/47	1,000,000	1,018,143
MPLX L.P., 5.250%, 01/15/25	500,000	519,914
Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	250,000	259,254
Southern Natural Gas Co. LLC, 4.800%, 03/15/47 (d)	1,500,000	1,657,176
Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,000,000	1,069,970
The Williams Cos., Inc. 3.750%, 06/15/27	500,000	535,307
4.300%, 03/04/24	500,000	543,589
		10,048,258
Financial (8.8%)
Banks (3.5%)
Associated Banc-Corp., 4.250%, 01/15/25	750,000	786,512

See accompanying notes to financial statements.

SFT Dynamic Managed Volatility Fund
Investments in Securities – continued

	Principal	Value(a)
Bank of America Corp. 3.950%, 04/21/25	$1,000,000	$1,107,311
4.183%, 11/25/27	1,000,000	1,144,458
4.244%, 04/24/38 (3-Month USD LIBOR + 1.814%) (e)	1,000,000	1,215,168
5.700%, 01/24/22	250,000	270,322
Barclays Bank PLC, 2.650%, 01/11/21 (b)	1,000,000	1,009,897
Capital One Financial Corp. 4.250%, 04/30/25	1,500,000	1,685,496
4.750%, 07/15/21	250,000	260,683
Citigroup, Inc. 3.300%, 04/27/25	750,000	823,637
3.980%, 03/20/30 (3-Month USD LIBOR + 1.338%) (e)	1,000,000	1,149,170
Discover Bank, 4.250%, 03/13/26	500,000	562,018
Fifth Third Bank, 3.950%, 07/28/25	1,000,000	1,143,196
HSBC Bank USA NA, 4.875%, 08/24/20	250,000	251,585
JPMorgan Chase & Co. 3.125%, 01/23/25	1,000,000	1,089,888
4.500%, 01/24/22	250,000	265,321
KeyBank NA, 3.180%, 10/15/27	1,000,000	1,036,741
PNC Bank NA 2.450%, 07/28/22	1,000,000	1,037,701
3.800%, 07/25/23	250,000	271,894
4.050%, 07/26/28	1,000,000	1,171,472
Regions Financial Corp., 3.800%, 08/14/23	2,000,000	2,174,954
Synchrony Bank, 3.000%, 06/15/22	1,000,000	1,021,052
The Goldman Sachs Group, Inc., 3.850%, 01/26/27	1,000,000	1,128,015
Truist Bank, 2.750%, 05/01/23	250,000	263,655
		20,870,146
Capital Markets (0.4%)
E*TRADE Financial Corp., 2.950%, 08/24/22	1,000,000	1,041,217
The Bank of New York Mellon Corp., 3.442%, 02/07/28 (3-Month USD LIBOR + 1.069%) (e)	1,000,000	1,134,426
		2,175,643
Diversified Financial Services (1.1%)
American Express Credit Corp., 3.300%, 05/03/27	1,000,000	1,134,259
CME Group, Inc., 3.000%, 03/15/25	1,000,000	1,103,836
Discover Financial Services, 3.750%, 03/04/25	1,000,000	1,076,378
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	1,097,015
Pine Street Trust I, 4.572%, 02/15/29 (d)	1,500,000	1,710,751
	Principal	Value(a)
TD Ameritrade Holding Corp., 2.950%, 04/01/22	$700,000	$728,264
		6,850,503
Insurance (1.6%)
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	1,032,119
Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	500,000	558,340
First American Financial Corp., 4.600%, 11/15/24	750,000	808,229
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (d)	750,000	814,058
Manulife Financial Corp., 4.150%, 03/04/26 (b)	750,000	881,399
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	1,252,931
Metropolitan Life Global Funding I, 3.875%, 04/11/22 (d)	250,000	265,087
Old Republic International Corp., 4.875%, 10/01/24	750,000	811,127
Pacific Life Insurance Co., 4.300%, 10/24/67 (3-Month USD LIBOR + 2.796%) (d) (e)	1,000,000	1,040,893
StanCorp Financial Group, Inc., 5.000%, 08/15/22	750,000	793,000
The Hanover Insurance Group, Inc., 4.500%, 04/15/26	1,000,000	1,096,565
		9,353,748
Property / Casualty Insurance (0.2%)
Arch Capital Finance LLC, 4.011%, 12/15/26 (c)	1,000,000	1,133,211
Real Estate Investment Trust — Diversified (0.2%)
Retail Properties of America, Inc., 4.000%, 03/15/25 (c)	1,000,000	973,533
Real Estate Investment Trust — Health Care (0.8%)
Healthcare Realty Trust, Inc., 3.875%, 05/01/25	1,000,000	1,062,289
Healthcare Trust of America Holdings L.P., 3.750%, 07/01/27	1,000,000	1,055,189
Physicians Realty L.P., 4.300%, 03/15/27	1,000,000	1,041,586
Welltower, Inc., 4.125%, 03/15/29	1,500,000	1,670,233
		4,829,297

See accompanying notes to financial statements.

SFT Dynamic Managed Volatility Fund
Investments in Securities – continued

	Principal	Value(a)
Real Estate Investment Trust — Office Property (0.1%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	$500,000	$599,037
Real Estate Investment Trust — Residential (0.1%)
UDR, Inc., 4.000%, 10/01/25	750,000	836,522
Real Estate Investment Trust — Shopping Centers (0.0%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	250,000	256,710
Real Estate Investment Trust — Single Tenant (0.2%)
Office Properties Income Trust, 4.500%, 02/01/25	750,000	729,380
Tanger Properties L.P., 3.875%, 12/01/23	500,000	491,306
		1,220,686
Real Estate Investment Trust — Storage (0.1%)
CubeSmart L.P., 4.375%, 12/15/23	500,000	545,804
Specialized REITs (0.5%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	1,112,219
Essex Portfolio L.P., 3.500%, 04/01/25	1,000,000	1,090,212
Goodman US Finance Four LLC, 4.500%, 10/15/37 (d)	500,000	570,737
Healthpeak Properties, Inc., 4.250%, 11/15/23	13,000	14,150
		2,787,318
Health Care (1.7%)
Health Care Providers & Services (0.7%)
Aetna, Inc., 3.875%, 08/15/47	1,000,000	1,128,145
Anthem, Inc., 4.375%, 12/01/47	1,000,000	1,244,287
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	272,057
UnitedHealth Group, Inc. 2.750%, 02/15/23 (c)	250,000	263,552
3.750%, 07/15/25 (c)	1,000,000	1,139,326
		4,047,367
Pharmaceuticals (1.0%)
AbbVie, Inc., 3.600%, 05/14/25	1,000,000	1,105,772
Bristol-Myers Squibb Co., 3.250%, 11/01/23	500,000	543,935
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	1,115,599
Eli Lilly & Co., 3.950%, 05/15/47	1,000,000	1,239,136
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,398,322
	Principal	Value(a)
Mylan, Inc., 4.200%, 11/29/23	$500,000	$547,079
		5,949,843
Industrials (3.9%)
Aerospace & Defense (1.0%)
General Dynamics Corp., 3.500%, 05/15/25	1,000,000	1,118,223
L3Harris Technologies, Inc., 3.832%, 04/27/25	1,000,000	1,116,057
Raytheon Technologies Corp. 3.700%, 12/15/23 (d)	500,000	542,531
4.050%, 05/04/47	1,000,000	1,195,035
4.125%, 11/16/28	1,500,000	1,766,826
		5,738,672
Air Freight & Logistics (0.2%)
FedEx Corp., 4.400%, 01/15/47	1,000,000	1,059,926
Building Products (0.2%)
CRH America Finance, Inc., 4.400%, 05/09/47 (d)	1,000,000	1,079,028
Containers & Packaging (0.2%)
Amcor Finance USA, Inc., 4.500%, 05/15/28	1,000,000	1,149,841
Electrical Equipment (0.2%)
Flex. Ltd., 4.750%, 06/15/25 (b)	1,000,000	1,116,309
Electronic Parts Distributions (0.2%)
Avnet, Inc., 3.750%, 12/01/21	1,500,000	1,539,158
Environmental Control (0.4%)
Republic Services, Inc., 3.950%, 05/15/28	1,000,000	1,167,790
Waste Management, Inc., 3.900%, 03/01/35	1,000,000	1,183,534
		2,351,324
Industrial Conglomerates (0.2%)
3M Co., 3.625%, 10/15/47	1,000,000	1,156,233
Machinery (0.3%)
Caterpillar Financial Services Corp. 2.850%, 05/17/24	1,000,000	1,079,883
3.750%, 11/24/23 (c)	750,000	829,613
		1,909,496
Miscellaneous Manufacturing (0.4%)
Carlisle Cos., Inc., 3.750%, 12/01/27	1,000,000	1,096,435
Textron, Inc. 3.875%, 03/01/25	750,000	798,033
4.300%, 03/01/24	500,000	532,803
		2,427,271
See accompanying notes to financial statements.

SFT Dynamic Managed Volatility Fund
Investments in Securities – continued

	Principal	Value(a)
Road & Rail (0.0%)
Kansas City Southern, 4.300%, 05/15/43	$250,000	$297,045
Transportation (0.2%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	386,823
Penske Truck Leasing Co. L.P. / PTL Finance Corp., 3.900%, 02/01/24 (d)	1,000,000	1,066,735
		1,453,558
Trucking & Leasing (0.4%)
GATX Corp. 3.250%, 03/30/25	1,000,000	1,045,116
4.550%, 11/07/28	1,000,000	1,106,481
		2,151,597
Information Technology (1.2%)
Communications Equipment (0.3%)
Juniper Networks, Inc., 4.500%, 03/15/24	500,000	554,066
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	1,329,196
		1,883,262
Computers (0.2%)
Apple, Inc., 4.375%, 05/13/45 (c)	1,000,000	1,318,452
Interactive Media & Services (0.1%)
eBay, Inc., 3.450%, 08/01/24	750,000	818,466
IT Services (0.2%)
Global Payments, Inc., 4.800%, 04/01/26	750,000	877,801
Software (0.4%)
Fiserv, Inc., 3.850%, 06/01/25	1,000,000	1,128,926
Oracle Corp., 3.800%, 11/15/37	1,000,000	1,153,882
		2,282,808
Materials (0.7%)
Chemicals (0.5%)
The Dow Chemical Co., 3.500%, 10/01/24	750,000	809,558
The Mosaic Co., 5.450%, 11/15/33	200,000	212,282
The Sherwin-Williams Co., 3.950%, 01/15/26	1,000,000	1,128,353
Yara International ASA, 4.750%, 06/01/28 (b) (d)	1,000,000	1,150,207
		3,300,400
Construction Materials (0.2%)
Vulcan Materials Co., 4.500%, 06/15/47	1,000,000	1,116,246
	Principal	Value(a)
Transportation (0.4%)
Airlines (0.2%)
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/29	$810,551	$667,242
British Airways 2013-1 Class A Pass Through Trust, 4.625%, 12/20/25 (d)	684,643	637,288
United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/27	181,932	170,631
		1,475,161
Transport — Rail (0.2%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	553,441
Union Pacific Corp., 3.750%, 03/15/24	500,000	551,077
		1,104,518
Utilities (2.5%)
Electric Utilities (1.2%)
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	1,155,877
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	1,208,519
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	1,152,061
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	263,369
Northern States Power Co., 3.750%, 12/01/47	1,000,000	1,155,040
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	889,993
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	1,164,447
PPL Capital Funding, Inc., 3.400%, 06/01/23	250,000	264,702
		7,254,008
Electric — Integrated (0.1%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	274,758
Gas Utilities (0.7%)
National Fuel Gas Co., 4.750%, 09/01/28	1,000,000	1,015,000
ONEOK, Inc. 4.000%, 07/13/27	500,000	506,886
4.350%, 03/15/29	1,500,000	1,578,023
Washington Gas Light Co., 3.796%, 09/15/46	1,000,000	1,121,609
		4,221,518
Multi-Utilities (0.2%)
Dominion Energy Gas Holdings LLC, 3.550%, 11/01/23	250,000	268,614

See accompanying notes to financial statements.

SFT Dynamic Managed Volatility Fund
Investments in Securities – continued

	Principal	Value(a)
National Fuel Gas Co., 5.200%, 07/15/25	$1,000,000	$1,059,008
		1,327,622
Water Utilities (0.3%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	1,161,548
Aquarion Co., 4.000%, 08/15/24 (d)	500,000	550,634
		1,712,182
Total corporate obligations (cost: $151,264,582)		168,913,915
Total long-term debt securities (cost: $169,085,526)		187,579,715
Mutual Funds (34.6%)
Investment Companies (34.6%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	44,500	5,985,250
SFT Index 500 Fund (f)	14,224,618	183,405,197
SPDR S&P 500 ETF Trust (c)	36,170	11,153,381
Vanguard S&P 500 ETF	20,175	5,718,200
Total mutual funds (cost: $123,653,386)		206,262,028
	Principal	Value(a)
Short-Term Securities (30.9%)
Investment Companies (30.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.116%	$184,334,888	$184,334,888
Total short-term securities (cost: $184,334,888)		184,334,888
Total investments excluding purchased options (97.0%) (cost: $477,073,800)		578,176,631
Total purchased options outstanding (0.0%) (cost: $2,225,519)		116,211
Total investments in securities (cost: $479,299,319) (g)		578,292,842
Cash and other assets in excess of liabilities (3.0%)		17,755,433
Total net assets (100.0%)		$596,048,275

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Foreign security: The Fund held 1.4% of net assets in foreign securities at June 30, 2020.

(c)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2020, securities with an aggregate market value of $18,225,182 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
10 Year U.S. Ultra	September 2020	4	Short	$(618,958)	$(629,937)	$(10,979)
5 Year U.S. Treasury Note	September 2020	56	Short	(7,016,490)	(7,041,563)	(25,073)
S&P Mid 500® E-Mini Index Future	September 2020	94	Long	15,014,866	14,523,940	(490,926)
U.S. Long Bond	September 2020	25	Short	(4,385,873)	(4,464,063)	(78,190)
U.S. Ultra Bond	September 2020	10	Short	(2,111,536)	(2,181,562)	(70,026)
					$206,815	$(675,194)

(d)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(e)  Variable rate security.

(f)  Affiliated security.

(g)  At June 30, 2020 the cost of investments for federal income tax purposes was $476,488,951. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$101,353,154
Gross unrealized depreciation	(275,932)
Net unrealized appreciation	$101,077,222

See accompanying notes to financial statements.

SFT Dynamic Managed Volatility Fund
Investments in Securities – continued

Put Options Purchased:

The Fund had the following put options purchased open at June 30, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$2,600	July 2020	130	$13,000	$46,800
S&P 500 Index	2,520	July 2020	130	13,000	38,025
S&P 500 Index	2,450	July 2020	130	13,000	29,250
S&P 500 Index	2,660	July 2020	54	5,400	1,080
S&P 500 Index	2,625	July 2020	66	6,600	1,056
					$116,211

Put Options Written:

The Fund had the following put options written open at June 30, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$2,170	July 2020	130	$13,000	$(15,600)
S&P 500 Index	2,090	July 2020	130	13,000	(12,675)
S&P 500 Index	2,020	July 2020	130	13,000	(11,050)
S&P 500 Index	2,970	July 2020	54	5,400	(3,240)
S&P 500 Index	2,925	July 2020	66	6,600	(8,910)
					$(51,475)

See accompanying notes to financial statements.

SFT Government Money Market Fund
Investments in Securities

June 30, 2020
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Short-Term Securities (99.9%)
U.S. Government Obligations (79.0%)
Discount Notes (79.0%)
Federal Farm Credit, 0.108%, 07/28/20 (b)	$2,500,000	$2,499,794
Federal Home Loan Bank 0.060%, 09/23/20 (b)	20,000,000	19,997,200
0.085%, 07/06/20 (b)	20,000,000	19,999,722
0.089%, 07/06/20 (b)	30,665,000	30,664,553
0.094%, 07/13/20 (b)	1,500,000	1,499,950
0.100%, 07/17/20 (b)	10,000,000	9,999,533
0.114%, 08/12/20 (b)	6,600,000	6,599,115
0.119%, 08/12/20 (b)	1,100,000	1,099,846
0.125%, 09/01/20 (b)	10,000,000	9,997,847
0.130%, 08/28/20 (b)	6,513,000	6,511,636
0.147%, 07/29/20 (b)	6,700,000	6,699,218
0.150%, 09/02/20 (b)	8,425,000	8,422,789
0.291%, 09/23/20 (b)	35,000,000	34,976,317
Total U.S. government obligations		158,967,520
	Shares	Value(a)
Investment Companies (20.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.116%	42,035,903	$42,035,903
Total short-term securities (cost: $201,003,423)		201,003,423
Total investments in securities (cost: $201,003,423) (c)		201,003,423
Cash and other assets in excess of liabilities (0.1%)		108,122
Total net assets (100.0%)		$201,111,545

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Rate represents annualized yield at date of purchase.

(c)  Also represents the cost of securities for federal income tax purposes at June 30, 2020.

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities

June 30, 2020
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.4%)
Communication Services (0.1%)
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	9,886	$196,534
Consumer Discretionary (15.5%)
Auto Components (1.3%)
Adient PLC (b) (c)	8,832	145,021
Dana, Inc.	14,632	178,364
Delphi Technologies PLC (b) (c)	8,736	124,139
Gentex Corp.	24,800	639,096
Lear Corp.	5,522	602,008
The Goodyear Tire & Rubber Co.	23,566	210,798
Visteon Corp. (b)	2,800	191,800
		2,091,226
Automobiles (0.6%)
Harley-Davidson, Inc.	15,513	368,744
Thor Industries, Inc.	5,612	597,846
		966,590
Distributors (0.7%)
Pool Corp.	4,041	1,098,627
Diversified Consumer Services (1.2%)
Adtalem Global Education, Inc. (b)	5,246	163,413
Graham Holdings Co. – Class B	458	156,943
Grand Canyon Education, Inc. (b)	4,791	433,729
Service Corp. International/US	18,042	701,653
Strategic Education, Inc.	2,250	345,713
WW International, Inc. (b)	4,717	119,717
		1,921,168
Hotels, Restaurants & Leisure (3.3%)
Boyd Gaming Corp.	8,101	169,311
Caesars Entertainment Corp. (b)	56,805	689,045
Choice Hotels International, Inc.	3,161	249,403
Churchill Downs, Inc.	3,596	478,807
Cracker Barrel Old Country Store, Inc.	2,394	265,518
Dunkin' Brands Group, Inc.	8,316	542,453
Eldorado Resorts, Inc. (b)	8,427	337,586
Jack in the Box, Inc.	2,296	170,111
Marriott Vacations Worldwide Corp.	3,700	304,177
Papa John's International, Inc.	2,175	172,717
Penn National Gaming, Inc. (b)	13,081	399,494
Scientific Games Corp. – Class A (b)	5,504	85,092
	Shares	Value(a)
Six Flags Entertainment Corp.	7,939	$152,508
Texas Roadhouse, Inc.	6,584	346,121
The Wendy's Co.	18,043	392,976
Wyndham Destinations, Inc.	8,622	242,968
Wyndham Hotels & Resorts, Inc.	9,428	401,821
		5,400,108
Household Durables (1.4%)
Helen of Troy, Ltd. (b) (c)	2,604	491,010
KB Home	8,772	269,125
Taylor Morrison Home Corp. (b)	13,125	253,181
Tempur Sealy International, Inc. (b)	4,384	315,429
Toll Brothers, Inc.	11,705	381,466
TopBuild Corp. (b)	3,370	383,405
TRI Pointe Group, Inc. (b)	13,190	193,761
		2,287,377
Internet & Catalog Retail (1.3%)
Etsy, Inc. (b)	12,019	1,276,779
GrubHub, Inc. (b)	9,277	652,173
TripAdvisor, Inc.	10,204	193,978
		2,122,930
Leisure Equipment & Products (0.8%)
Brunswick Corp.	8,013	512,912
Mattel, Inc. (b)	35,133	339,736
Polaris, Inc.	5,760	533,088
		1,385,736
Media (1.5%)
AMC Networks, Inc. – Class A (b)	4,107	96,063
Cable One, Inc.	548	972,618
Cinemark Holdings, Inc.	10,837	125,167
John Wiley & Sons, Inc. – Class A	4,368	170,352
TEGNA, Inc.	22,132	246,550
The New York Times Co. – Class A	14,614	614,226
World Wrestling Entertainment, Inc. – Class A	4,690	203,781
		2,428,757
Multiline Retail (0.4%)
Nordstrom, Inc.	10,971	169,941
Ollie's Bargain Outlet Holdings, Inc. (b)	5,727	559,241
		729,182
Specialty Retail (2.1%)
Aaron's, Inc.	6,793	308,402
American Eagle Outfitters, Inc.	15,755	171,730
AutoNation, Inc. (b)	5,829	219,054
Dick's Sporting Goods, Inc.	6,528	269,345
Five Below, Inc. (b)	5,575	596,023

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Foot Locker, Inc.	10,552	$307,696
Murphy USA, Inc. (b)	2,778	312,775
RH (b)	1,678	417,654
Sally Beauty Holdings, Inc. (b)	11,431	143,231
Urban Outfitters, Inc. (b)	7,117	108,321
Williams-Sonoma, Inc.	7,867	645,173
		3,499,404
Textiles, Apparel & Luxury Goods (0.9%)
Carter's, Inc.	4,416	356,371
Columbia Sportswear Co.	2,879	231,990
Deckers Outdoor Corp. (b)	2,872	564,032
Skechers U.S.A., Inc. – Class A (b)	13,747	431,381
		1,583,774
Consumer Staples (3.1%)
Beverages (0.4%)
The Boston Beer Co., Inc. – Class A (b)	1,030	552,750
Food & Staples Retailing (0.7%)
Casey's General Stores, Inc.	3,714	555,317
Grocery Outlet Holding Corp. (b)	6,450	263,160
Sprouts Farmers Market, Inc. (b)	11,929	305,263
		1,123,740
Food Products (1.6%)
Flowers Foods, Inc.	19,499	435,998
Ingredion, Inc.	6,722	557,926
Lancaster Colony Corp.	2,053	318,194
Post Holdings, Inc. (b)	6,490	568,654
Sanderson Farms, Inc.	2,018	233,866
The Hain Celestial Group, Inc. (b)	7,950	250,504
Tootsie Roll Industries, Inc.	1,699	58,225
TreeHouse Foods, Inc. (b)	5,630	246,594
		2,669,961
Household Products (0.2%)
Energizer Holdings, Inc.	6,447	306,168
Personal Products (0.2%)
Edgewell Personal Care Co. (b)	5,419	168,856
Nu Skin Enterprises, Inc. – Class A	5,256	200,937
		369,793
Consumer, Non-cyclical (0.3%)
IT Services (0.3%)
CoreLogic, Inc.	8,042	540,583
Energy (1.4%)
Energy Equipment & Services (0.2%)
ChampionX Corp. (b)	18,813	183,615
Transocean, Ltd. (b) (c)	58,508	107,069
		290,684
	Shares	Value(a)
Oil, Gas & Consumable Fuels (1.2%)
Antero Midstream Corp.	28,472	$145,207
Cimarex Energy Co.	10,340	284,247
CNX Resources Corp. (b)	18,945	163,874
EQT Corp.	25,881	307,984
Equitrans Midstream Corp.	41,162	342,056
Murphy Oil Corp.	14,793	204,144
PBF Energy, Inc. – Class A	10,329	105,769
World Fuel Services Corp.	6,412	165,173
WPX Energy, Inc. (b)	41,358	263,864
		1,982,318
Financial (14.7%)
Capital Markets (2.8%)
Affiliated Managers Group, Inc.	4,784	356,695
Eaton Vance Corp.	11,515	444,479
Evercore, Inc. – Class A	4,012	236,387
Factset Research Systems, Inc.	3,836	1,260,011
Federated Hermes, Inc. – Class B	9,711	230,151
Interactive Brokers Group, Inc. – Class A	7,762	324,219
Janus Henderson Group PLC (c)	15,544	328,911
Legg Mason, Inc.	8,468	421,283
SEI Investments Co.	12,585	691,923
Stifel Financial Corp.	6,919	328,168
		4,622,227
Commercial Banks (5.9%)
Associated Banc-Corp.	15,563	212,902
BancorpSouth Bank	9,750	221,715
Bank of Hawaii Corp.	4,014	246,500
Bank OZK	12,243	287,343
Cathay General Bancorp	7,654	201,300
CIT Group, Inc.	9,962	206,512
Commerce Bancshares, Inc.	10,166	604,572
Cullen/Frost Bankers, Inc.	5,715	426,968
East West Bancorp, Inc.	14,329	519,283
First Financial Bankshares, Inc.	14,386	415,611
First Horizon National Corp.	31,585	314,587
FNB Corp.	32,719	245,392
Fulton Financial Corp.	16,386	172,545
Glacier Bancorp, Inc.	8,985	317,081
Hancock Whitney Corp.	8,738	185,246
Home BancShares, Inc.	15,555	239,236
International Bancshares Corp.	5,639	180,561
PacWest Bancorp	11,796	232,499
Pinnacle Financial Partners, Inc.	7,220	303,168
Prosperity Bancshares, Inc.	9,384	557,222
Signature Bank	5,425	580,041
Sterling Bancorp	19,694	230,814
Synovus Financial Corp.	14,916	306,225
TCF Financial Corp.	15,405	453,215
Texas Capital Bancshares, Inc. (b)	5,018	154,906
Trustmark Corp.	6,423	157,492
UMB Financial Corp.	4,279	220,582

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Umpqua Holdings Corp.	22,303	$237,304
United Bankshares, Inc.	12,881	356,288
Valley National Bancorp	39,669	310,212
Webster Financial Corp.	9,132	261,266
Wintrust Financial Corp.	5,781	252,167
		9,610,755
Consumer Finance (0.4%)
FirstCash, Inc.	4,196	283,146
Navient Corp.	17,273	121,429
SLM Corp.	37,989	267,063
		671,638
Diversified Financial Services (0.2%)
Jefferies Financial Group, Inc.	22,870	355,628
Diversified REITs (0.2%)
PS Business Parks, Inc.	1,977	261,755
Insurance (4.4%)
Alleghany Corp. (b) (d)	1,482	724,905
American Financial Group, Inc.	7,544	478,742
Brighthouse Financial, Inc. (b)	9,504	264,401
Brown & Brown, Inc.	23,823	971,025
CNO Financial Group, Inc.	14,545	226,466
First American Financial Corp.	11,284	541,858
Genworth Financial, Inc. – Class A (b)	50,975	117,752
Kemper Corp.	6,212	450,494
Mercury General Corp.	2,714	110,596
Old Republic International Corp.	28,940	472,011
Primerica, Inc.	4,130	481,558
Reinsurance Group of America, Inc.	6,868	538,726
RenaissanceRe Holdings, Ltd. (c)	5,131	877,555
RLI Corp.	4,000	328,400
Selective Insurance Group, Inc.	5,959	314,278
The Hanover Insurance Group, Inc.	3,848	389,918
		7,288,685
Thrifts & Mortgage Finance (0.8%)
Essent Group, Ltd. (c)	11,203	406,333
LendingTree, Inc. (b)	810	234,520
New York Community Bancorp, Inc.	46,986	479,257
Washington Federal, Inc.	7,667	205,782
		1,325,892
Health Care (10.7%)
Biotechnology (1.5%)
Arrowhead Pharmaceuticals, Inc. (b)	10,277	443,864
Exelixis, Inc. (b)	31,058	737,317
Ligand Pharmaceuticals, Inc. (b)	1,603	179,295
	Shares	Value(a)
Repligen Corp. (b)	4,711	$582,327
United Therapeutics Corp. (b)	4,449	538,329
		2,481,132
Health Care Equipment & Supplies (3.5%)
Avanos Medical, Inc. (b)	4,749	139,573
Cantel Medical Corp.	3,713	164,226
Globus Medical, Inc. – Class A (b)	7,663	365,602
Haemonetics Corp. (b)	5,067	453,800
Hill-Rom Holdings, Inc.	6,731	738,929
ICU Medical, Inc. (b)	1,993	367,330
Integra LifeSciences Holdings Corp. (b)	7,132	335,133
LivaNova PLC (b) (c)	4,920	236,800
Masimo Corp. (b)	5,089	1,160,241
NuVasive, Inc. (b)	5,190	288,875
Penumbra, Inc. (b)	3,320	593,682
Quidel Corp. (b)	3,871	866,098
		5,710,289
Health Care Providers & Services (2.9%)
Acadia Healthcare Co., Inc. (b)	8,984	225,678
Amedisys, Inc. (b)	3,238	642,872
Chemed Corp.	1,652	745,168
Encompass Health Corp.	10,022	620,662
HealthEquity, Inc. (b)	7,226	423,949
LHC Group, Inc. (b)	3,000	522,960
Mednax, Inc. (b)	8,636	147,676
Molina Healthcare, Inc. (b)	5,996	1,067,168
Patterson Cos., Inc.	8,721	191,862
Tenet Healthcare Corp. (b)	10,532	190,735
		4,778,730
Life Sciences Tools & Services (1.7%)
Bio-Techne Corp.	3,849	1,016,406
Charles River Laboratories International, Inc. (b)	5,063	882,734
PRA Health Sciences, Inc. (b)	6,414	624,018
Syneos Health, Inc. (b)	6,241	363,538
		2,886,696
Pharmaceuticals (1.1%)
Catalent, Inc. (b)	16,457	1,206,298
Nektar Therapeutics (b)	17,960	415,954
Prestige Consumer Healthcare, Inc. (b)	5,012	188,251
		1,810,503
Industrials (15.3%)
Aerospace & Defense (1.1%)
Axon Enterprise, Inc. (b)	6,357	623,813
Curtiss-Wright Corp.	4,218	376,583
Hexcel Corp.	8,455	382,335
Mercury Systems, Inc. (b)	5,550	436,563
		1,819,294
Air Freight & Logistics (0.4%)
XPO Logistics, Inc. (b)	9,229	712,940

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Airlines (0.2%)
JetBlue Airways Corp. (b)	27,315	$297,733
Building Products (1.3%)
Lennox International, Inc.	3,525	821,290
Owens Corning	10,922	609,011
Trex Co., Inc. (b)	5,859	762,080
		2,192,381
Commercial Services & Supplies (1.6%)
Clean Harbors, Inc. (b)	5,131	307,758
Deluxe Corp.	4,222	99,386
Healthcare Services Group, Inc.	7,489	183,181
Herman Miller, Inc.	5,926	139,913
HNI Corp.	4,248	129,861
KAR Auction Services, Inc.	13,086	180,063
MSA Safety, Inc.	3,595	411,412
Stericycle, Inc. (b)	9,253	517,983
Tetra Tech, Inc.	5,469	432,707
The Brink's Co.	5,087	231,509
		2,633,773
Construction & Engineering (1.3%)
AECOM (b)	16,126	606,015
Dycom Industries, Inc. (b)	3,167	129,499
EMCOR Group, Inc.	5,554	367,341
Fluor Corp.	14,196	171,488
KBR, Inc.	14,411	324,968
MasTec, Inc. (b)	5,900	264,733
Valmont Industries, Inc.	2,144	243,601
		2,107,645
Electrical Equipment (2.0%)
Acuity Brands, Inc.	3,939	377,120
Belden, Inc.	3,808	123,950
EnerSys	4,207	270,847
Generac Holdings, Inc. (b)	6,310	769,378
Hubbell, Inc.	5,444	682,460
nVent Electric PLC (c)	15,826	296,421
Regal Beloit Corp.	4,103	358,274
Woodward, Inc.	5,738	444,982
		3,323,432
Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	5,561	665,485
Machinery (4.2%)
AGCO Corp.	6,293	349,010
Colfax Corp. (b)	8,467	236,229
Crane Co.	4,991	296,765
Donaldson Co., Inc.	12,774	594,246
Graco, Inc.	16,872	809,687
ITT, Inc.	8,740	513,388
Kennametal, Inc.	8,355	239,872
Lincoln Electric Holdings, Inc.	6,014	506,619
Nordson Corp.	5,199	986,302
Oshkosh Corp.	6,887	493,247
Terex Corp.	6,457	121,198
The Middleby Corp. (b)	5,629	444,353
The Timken Co.	6,842	311,243
The Toro Co.	10,844	719,391
Trinity Industries, Inc.	9,547	203,256
		6,824,806
	Shares	Value(a)
Marine (0.2%)
Kirby Corp. (b)	6,014	$322,110
Professional Services (0.9%)
ASGN, Inc. (b)	5,288	352,604
FTI Consulting, Inc. (b)	3,757	430,364
Insperity, Inc.	3,690	238,854
Manpowergroup, Inc.	5,879	404,181
		1,426,003
Road & Rail (0.9%)
Avis Budget Group, Inc. (b)	5,424	124,155
Knight-Swift Transportation Holdings, Inc.	12,383	516,495
Landstar System, Inc.	3,886	436,437
Ryder System, Inc.	5,433	203,792
Werner Enterprises, Inc.	5,794	252,213
		1,533,092
Trading Companies & Distributors (0.8%)
GATX Corp.	3,503	213,613
MSC Industrial Direct Co., Inc. – Class A	4,569	332,669
Univar Solutions, Inc. (b)	14,026	236,478
Watsco, Inc.	3,283	583,389
		1,366,149
Information Technology (15.5%)
Communications Equipment (1.2%)
Ciena Corp. (b)	15,560	842,730
InterDigital, Inc.	3,029	171,532
Lumentum Holdings, Inc. (b)	7,585	617,647
NetScout Systems, Inc. (b)	6,436	164,504
ViaSat, Inc. (b)	5,877	225,500
		2,021,913
Computers & Peripherals (0.1%)
NCR Corp. (b)	12,943	224,173
Electronic Equipment, Instruments & Components (3.5%)
Arrow Electronics, Inc. (b)	7,967	547,253
Avnet, Inc.	10,002	278,906
Cognex Corp.	17,388	1,038,411
Coherent, Inc. (b)	2,488	325,878
II-VI, Inc. (b)	8,788	414,969
Jabil, Inc.	13,890	445,591
Littelfuse, Inc.	2,450	418,044
National Instruments Corp.	11,903	460,765
SYNNEX Corp.	4,139	495,728
Trimble, Inc. (b)	25,295	1,092,491
Vishay Intertechnology, Inc.	13,424	204,985
		5,723,021
Interactive Media & Services (0.5%)
j2 Global, Inc.	4,590	290,134
LogMeIn, Inc.	4,911	416,305
Yelp, Inc. (b)	6,558	151,687
		858,126
IT Services (2.1%)
Alliance Data Systems Corp.	4,293	193,700
CACI International, Inc. – Class A (b)	2,581	559,767

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
LiveRamp Holdings, Inc. (b)	6,617	$281,024
MAXIMUS, Inc.	6,209	437,424
Perspecta, Inc.	13,824	321,132
Sabre Corp.	27,904	224,906
Science Applications International Corp.	4,988	387,468
Teradata Corp. (b)	10,988	228,551
WEX, Inc. (b)	4,389	724,229
		3,358,201
Semiconductors & Semiconductor Equipment (4.6%)
Cabot Microelectronics Corp.	2,888	402,991
Cirrus Logic, Inc. (b)	5,831	360,239
Cree, Inc. (b)	10,898	645,053
Enphase Energy, Inc. (b)	8,150	387,695
First Solar, Inc. (b)	7,672	379,764
MKS Instruments, Inc.	5,552	628,708
Monolithic Power Systems, Inc.	4,272	1,012,464
Semtech Corp. (b)	6,598	344,548
Silicon Laboratories, Inc. (b)	4,396	440,787
SolarEdge Technologies, Inc. (b)	5,070	703,615
Synaptics, Inc. (b)	3,414	205,250
Teradyne, Inc.	16,788	1,418,754
Universal Display Corp.	4,294	642,468
		7,572,336
Software (3.5%)
ACI Worldwide, Inc. (b)	11,742	316,917
Blackbaud, Inc.	5,001	285,457
CDK Global, Inc.	12,308	509,797
Ceridian HCM Holding, Inc. (b)	10,280	814,896
CommVault Systems, Inc. (b)	4,212	163,004
Fair Isaac Corp. (b)	2,998	1,253,284
Manhattan Associates, Inc. (b)	6,431	605,800
Paylocity Holding Corp. (b)	3,680	536,875
PTC, Inc. (b)	10,545	820,296
Qualys, Inc. (b)	3,393	352,940
		5,659,266
Leisure and Consumer Staples (0.6%)
Food & Staples Retailing (0.3%)
BJ's Wholesale Club Holdings, Inc. (b)	12,410	462,521
Food Products (0.3%)
Darling Ingredients, Inc. (b)	16,613	409,012
Pilgrim's Pride Corp. (b)	5,231	88,351
		497,363
Materials (5.8%)
Chemicals (2.5%)
Ashland Global Holdings, Inc.	6,078	419,990
Cabot Corp.	5,717	211,815
Ingevity Corp. (b)	4,142	217,745
Minerals Technologies, Inc.	3,437	161,298
NewMarket Corp.	728	291,550
	Shares	Value(a)
Olin Corp.	15,986	$183,679
PolyOne Corp.	9,175	240,660
RPM International, Inc.	13,114	984,337
Sensient Technologies Corp.	4,190	218,550
The Chemours Co.	16,631	255,286
The Scotts Miracle-Gro Co.	3,987	536,132
Valvoline, Inc.	18,739	362,225
		4,083,267
Construction Materials (0.2%)
Eagle Materials, Inc.	4,159	292,045
Containers & Packaging (1.1%)
Aptargroup, Inc.	6,444	721,599
Greif, Inc. – Class A	2,624	90,292
O-I Glass, Inc.	15,857	142,396
Silgan Holdings, Inc.	7,860	254,585
Sonoco Products Co.	10,161	531,319
		1,740,191
Metals & Mining (1.8%)
Allegheny Technologies, Inc. (b)	12,824	130,677
Carpenter Technology Corp.	4,745	115,209
Commercial Metals Co.	12,034	245,494
Compass Minerals International, Inc.	3,415	166,481
Reliance Steel & Aluminum Co.	6,445	611,824
Royal Gold, Inc.	6,601	820,636
Steel Dynamics, Inc.	21,302	555,769
United States Steel Corp. (d)	22,292	160,948
Worthington Industries, Inc.	3,644	135,921
		2,942,959
Paper & Forest Products (0.2%)
Domtar Corp.	5,589	117,984
Louisiana-Pacific Corp.	11,364	291,486
		409,470
Real Estate (9.4%)
Health Care REITs (1.5%)
Healthcare Realty Trust, Inc.	13,629	399,194
Medical Properties Trust, Inc.	53,508	1,005,950
Omega Healthcare Investors, Inc.	22,980	683,195
Physicians Realty Trust	20,514	359,405
		2,447,744
Hotels & Resort REITs (0.3%)
Park Hotels & Resorts, Inc.	23,860	235,975
Pebblebrook Hotel Trust	13,242	180,886
Service Properties Trust	16,667	118,169
		535,030
Industrial REITs (0.6%)
EastGroup Properties, Inc.	3,896	462,105
First Industrial Realty Trust, Inc.	12,883	495,222
		957,327

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Office REITs (1.9%)
Corporate Office Properties Trust	11,360	$287,862
Cousins Properties, Inc.	14,966	446,436
Douglas Emmett, Inc.	16,696	511,899
Highwoods Properties, Inc.	10,521	392,749
Hudson Pacific Properties, Inc.	15,525	390,609
JBG SMITH Properties	11,907	352,090
Kilroy Realty Corp.	10,722	629,382
Mack-Cali Realty Corp.	9,175	140,286
		3,151,313
Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	5,229	540,992
Residential REITs (0.9%)
American Campus Communities, Inc.	13,936	487,203
Camden Property Trust	9,841	897,696
		1,384,899
Retail REITs (1.3%)
Brixmor Property Group, Inc.	30,023	384,895
National Retail Properties, Inc.	17,416	617,920
Spirit Realty Capital, Inc.	10,425	363,416
Taubman Centers, Inc.	6,150	232,224
The Macerich Co.	11,775	105,622
Urban Edge Properties	11,212	133,086
Weingarten Realty Investors	12,195	230,851
		2,068,014
Specialized REITs (2.6%)
CoreCivic, Inc.	12,115	113,396
CoreSite Realty Corp.	4,047	489,930
CyrusOne, Inc.	11,621	845,428
EPR Properties	7,847	259,971
Lamar Advertising Co. – Class A	8,717	581,947
Life Storage, Inc.	4,739	449,968
PotlatchDeltic Corp.	6,770	257,463
Rayonier, Inc.	14,023	347,630
Sabra Health Care REIT, Inc.	20,818	300,404
STORE Capital Corp.	22,534	536,535
The GEO Group, Inc.	12,291	145,402
		4,328,074
Utilities (4.0%)
Electric Utilities (0.9%)
ALLETE, Inc.	5,159	281,733
Hawaiian Electric Industries, Inc.	11,054	398,607
IDACORP, Inc.	5,028	439,296
PNM Resources, Inc.	8,063	309,942
		1,429,578
	Shares	Value(a)
Gas Utilities (1.5%)
National Fuel Gas Co.	9,151	$383,702
New Jersey Resources Corp.	9,697	316,607
ONE Gas, Inc.	5,271	406,131
Southwest Gas Holdings, Inc.	5,535	382,192
Spire, Inc.	5,171	339,786
UGI Corp.	21,093	670,757
		2,499,175
Multi-Utilities (1.0%)
Black Hills Corp.	6,355	360,074
MDU Resources Group, Inc.	20,308	450,432
NorthWestern Corp.	5,033	274,399
OGE Energy Corp.	20,272	615,458
		1,700,363
Water Utilities (0.6%)
Essential Utilities, Inc.	22,583	953,906
Total common stocks (cost: $136,983,714)		158,417,450
	Shares/ Principal
Short-Term Securities (3.5%)
Investment Companies (2.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.116%	4,820,150	4,820,150
U.S. Government Obligations (0.6%)
U.S. Treasury Bill, current rate 0.000%, 05/20/21 (d)	1,000,000	998,497
Total short-term securities (cost: $5,818,701)		5,818,647
Total investments in securities (cost: $142,802,415) (e)		164,236,097
Cash and other assets in excess of liabilities (0.1%)		164,709
Total net assets (100.0%)		$164,400,806

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 1.8% of net assets in foreign securities at June 30, 2020.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2020, securities with an aggregate market value of $1,750,396 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 400® E-Mini Index Future	September 2020	33	Long	$6,111,118	$5,871,030	$(240,088)

(e)  At June 30, 2020 the cost of investments for federal income tax purposes was $142,860,621. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$43,163,564
Gross unrealized depreciation	(22,028,176)
Net unrealized appreciation	$21,135,388

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities

June 30, 2020
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.2%)
Communication Services (2.1%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	230,444	$6,966,322
CenturyLink, Inc.	31,882	319,776
Verizon Communications, Inc.	133,835	7,378,324
		14,664,422
Media (0.1%)
Fox Corp. – Class A	11,082	297,219
Fox Corp. – Class B	5,150	138,226
ViacomCBS, Inc. – Class B	17,459	407,144
		842,589
Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc. – Class A (b)	18,440	1,920,526
T-Mobile US, Inc. – Rights, Exp 07/27/20 (b)	12,370	2,078
		1,922,604
Consumer Discretionary (13.2%)
Auto Components (0.1%)
Aptiv PLC (c)	8,662	674,943
BorgWarner, Inc.	6,642	234,463
		909,406
Automobiles (0.2%)
Ford Motor Co.	126,338	768,135
General Motors Co.	40,731	1,030,494
		1,798,629
Distributors (0.1%)
Genuine Parts Co.	4,610	400,886
LKQ Corp. (b)	9,831	257,572
		658,458
Diversified Consumer Services (0.0%)
H&R Block, Inc.	6,152	87,851
Entertainment (0.8%)
The Walt Disney Co.	58,420	6,514,414
Hotels & Resort REITs (0.1%)
Hilton Worldwide Holdings, Inc.	8,967	658,626
Hotels, Restaurants & Leisure (1.4%)
Carnival Corp. (c)	15,322	251,587
Chipotle Mexican Grill, Inc. (b)	859	903,977
Darden Restaurants, Inc.	4,138	313,536
Domino's Pizza, Inc.	1,270	469,189
Las Vegas Sands Corp.	10,868	494,929
Marriott International, Inc. – Class A	8,689	744,908
McDonald's Corp.	24,049	4,436,319
MGM Resorts International	15,952	267,994
Norwegian Cruise Line Holdings, Ltd. (b) (c)	8,291	136,221
	Shares	Value(a)
Royal Caribbean Cruises, Ltd. (c)	5,476	$275,443
Starbucks Corp.	37,779	2,780,157
Wynn Resorts, Ltd.	3,055	227,567
Yum! Brands, Inc.	9,727	845,373
		12,147,200
Household Durables (0.4%)
DR Horton, Inc.	10,699	593,260
Garmin, Ltd. (c)	4,656	453,960
Leggett & Platt, Inc.	4,219	148,298
Lennar Corp. – Class A	8,881	547,247
Mohawk Industries, Inc. (b)	1,913	194,667
Newell Brands, Inc.	12,281	195,022
NVR, Inc. (b)	125	407,344
PulteGroup, Inc.	8,149	277,310
Whirlpool Corp.	1,935	250,641
		3,067,749
Internet & Catalog Retail (5.5%)
Amazon.com, Inc. (b)	13,552	37,387,529
Booking Holdings, Inc. (b)	1,324	2,108,258
Expedia Group, Inc.	4,381	360,118
Netflix, Inc. (b)	14,240	6,479,770
		46,335,675
Leisure Equipment & Products (0.0%)
Hasbro, Inc.	4,035	302,423
Media (1.2%)
Charter Communications, Inc. – Class A (b)	4,875	2,486,445
Comcast Corp. – Class A	147,313	5,742,261
Discovery, Inc. – Class A (b)	5,112	107,863
Discovery, Inc. – Class C (b)	10,231	197,049
DISH Network Corp. – Class A (b)	8,218	283,603
Live Nation Entertainment, Inc. (b)	4,529	200,771
News Corp. – Class A	12,525	148,547
News Corp. – Class B	3,893	46,521
Omnicom Group, Inc.	6,912	377,395
The Interpublic Group of Cos., Inc.	12,598	216,182
		9,806,637
Multiline Retail (0.5%)
Dollar General Corp.	8,141	1,550,942
Dollar Tree, Inc. (b)	7,654	709,372
Kohl's Corp.	5,049	104,868
Target Corp.	16,172	1,939,508
		4,304,690
Specialty Retail (2.3%)
Advance Auto Parts, Inc.	2,199	313,247
AutoZone, Inc. (b)	755	851,731
Best Buy Co., Inc.	7,342	640,736
CarMax, Inc. (b)	5,166	462,615
L Brands, Inc.	7,504	112,335
Lowe's Cos., Inc.	24,419	3,299,495
O'Reilly Automotive, Inc. (b)	2,472	1,042,368

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Ross Stores, Inc.	11,494	$979,749
The Gap, Inc.	6,800	85,816
The Home Depot, Inc.	34,786	8,714,241
The TJX Cos., Inc.	38,743	1,958,846
Tiffany & Co.	3,454	421,181
Tractor Supply Co.	3,709	488,809
Ulta Salon Cosmetics & Fragrance, Inc. (b)	1,778	361,681
		19,732,850
Textiles, Apparel & Luxury Goods (0.6%)
Hanesbrands, Inc.	11,256	127,080
NIKE, Inc. – Class B	40,105	3,932,295
PVH Corp.	2,292	110,131
Ralph Lauren Corp.	1,533	111,173
Tapestry, Inc.	8,860	117,661
Under Armour, Inc. – Class A (b)	6,024	58,674
Under Armour, Inc. – Class C (b)	6,355	56,178
VF Corp.	10,312	628,413
		5,141,605
Consumer Staples (7.2%)
Beverages (1.7%)
Brown-Forman Corp. – Class B	5,818	370,374
Constellation Brands, Inc. – Class A	5,419	948,054
Molson Coors Beverage Co. – Class B	6,014	206,641
Monster Beverage Corp. (b)	12,091	838,148
PepsiCo, Inc.	44,876	5,935,300
The Coca-Cola Co.	125,018	5,585,804
		13,884,321
Food & Staples Retailing (1.8%)
Costco Wholesale Corp.	14,255	4,322,259
CVS Health Corp.	42,272	2,746,412
Sysco Corp.	16,417	897,353
The Kroger Co.	25,427	860,704
Walgreens Boots Alliance, Inc.	23,832	1,010,238
Walmart, Inc.	45,797	5,485,565
		15,322,531
Food Products (1.1%)
Archer-Daniels-Midland Co.	17,966	716,843
Campbell Soup Co.	5,469	271,426
Conagra Brands, Inc.	15,712	552,591
General Mills, Inc.	19,538	1,204,518
Hormel Foods Corp.	9,034	436,071
Kellogg Co.	8,059	532,378
Lamb Weston Holdings, Inc.	4,697	300,279
McCormick & Co., Inc.	3,936	706,158
Mondelez International, Inc. – Class A	46,168	2,360,570
The Hershey Co.	4,707	610,121
The JM Smucker Co.	3,633	384,408
The Kraft Heinz Co.	20,136	642,137
Tyson Foods, Inc. – Class A	9,491	566,708
		9,284,208
	Shares	Value(a)
Household Products (1.7%)
Church & Dwight Co., Inc.	7,906	$611,134
Colgate-Palmolive Co.	27,702	2,029,448
Kimberly-Clark Corp.	11,014	1,556,829
The Clorox Co.	4,027	883,403
The Procter & Gamble Co.	80,069	9,573,850
		14,654,664
Personal Care (0.2%)
The Estee Lauder Cos., Inc. – Class A	7,231	1,364,345
Personal Products (0.0%)
Coty, Inc. – Class A	9,587	42,854
Tobacco (0.7%)
Altria Group, Inc.	60,105	2,359,121
Philip Morris International, Inc.	50,362	3,528,362
		5,887,483
Energy (2.7%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	21,116	324,975
Halliburton Co.	28,373	368,282
National Oilwell Varco, Inc.	12,536	153,566
Schlumberger, Ltd. (c)	44,883	825,398
TechnipFMC PLC (c)	13,555	92,716
		1,764,937
Oil, Gas & Consumable Fuels (2.5%)
Apache Corp.	12,118	163,593
Cabot Oil & Gas Corp.	12,891	221,467
Chevron Corp.	60,383	5,387,975
Concho Resources, Inc.	6,359	327,488
ConocoPhillips	34,685	1,457,464
Devon Energy Corp.	12,377	140,355
Diamondback Energy, Inc.	5,080	212,446
EOG Resources, Inc.	18,803	952,560
Exxon Mobil Corp.	136,753	6,115,594
Hess Corp.	8,400	435,204
HollyFrontier Corp.	4,782	139,634
Kinder Morgan, Inc.	62,903	954,239
Marathon Oil Corp.	25,561	156,433
Marathon Petroleum Corp.	20,998	784,905
Noble Energy, Inc.	15,441	138,351
Occidental Petroleum Corp.	29,026	531,176
Phillips 66	14,123	1,015,444
Pioneer Natural Resources Co.	5,318	519,569
The Williams Cos., Inc.	39,238	746,307
Valero Energy Corp.	13,186	775,601
		21,175,805
Financial (9.9%)
Capital Markets (2.6%)
Ameriprise Financial, Inc.	3,957	593,708
BlackRock, Inc.	5,049	2,747,110
CBOE Global Markets, Inc.	3,454	322,189
CME Group, Inc.	11,544	1,876,362
E*Trade Financial Corp.	7,149	355,520
Franklin Resources, Inc.	8,960	187,891

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Intercontinental Exchange, Inc.	17,698	$1,621,137
Invesco, Ltd. (c)	12,093	130,121
MarketAxess Holdings, Inc.	1,269	635,667
Moody's Corp.	5,250	1,442,332
Morgan Stanley	38,730	1,870,659
MSCI, Inc.	2,747	917,004
Nasdaq, Inc.	3,675	439,052
Northern Trust Corp.	6,711	532,451
Raymond James Financial, Inc.	3,854	265,271
S&P Global, Inc.	7,792	2,567,308
State Street Corp.	11,383	723,390
T Rowe Price Group, Inc.	7,359	908,837
The Bank of New York Mellon Corp.	26,060	1,007,219
The Charles Schwab Corp.	37,048	1,250,000
The Goldman Sachs Group, Inc.	10,010	1,978,176
		22,371,404
Commercial Banks (3.6%)
Bank of America Corp.	252,536	5,997,730
Citigroup, Inc.	67,332	3,440,665
Citizens Financial Group, Inc.	13,798	348,262
Comerica, Inc.	4,496	171,298
Fifth Third Bancorp	22,959	442,650
First Republic Bank	5,455	578,175
Huntington Bancshares, Inc.	32,802	296,366
JPMorgan Chase & Co.	98,550	9,269,613
KeyCorp	31,547	384,242
M&T Bank Corp.	4,148	431,268
People's United Financial, Inc.	13,734	158,902
Regions Financial Corp.	30,952	344,186
SVB Financial Group (b)	1,632	351,745
The PNC Financial Services Group, Inc.	13,721	1,443,586
Truist Financial Corp.	43,575	1,636,241
US Bancorp	44,333	1,632,341
Wells Fargo & Co.	120,671	3,089,178
Zions Bancorp NA	5,299	180,166
		30,196,614
Consumer Finance (0.5%)
American Express Co.	21,348	2,032,330
Capital One Financial Corp.	14,726	921,700
Discover Financial Services	9,906	496,191
Synchrony Financial	17,368	384,875
		3,835,096
Insurance (3.2%)
Aflac, Inc.	23,206	836,112
American International Group, Inc.	27,856	868,550
Aon PLC (c)	7,474	1,439,492
Arthur J Gallagher & Co.	6,055	590,302
Assurant, Inc.	1,855	191,603
Berkshire Hathaway, Inc. – Class B (b)	62,876	11,223,995
Chubb, Ltd. (c)	14,598	1,848,399
Cincinnati Financial Corp.	4,806	307,728
	Shares	Value(a)
Everest Re Group, Ltd. (c)	1,252	$258,162
Globe Life, Inc.	3,074	228,183
Hartford Financial Services Group, Inc.	11,581	446,448
Lincoln National Corp.	6,249	229,901
Loews Corp.	7,827	268,388
Marsh & McLennan Cos., Inc.	16,502	1,771,820
MetLife, Inc.	24,951	911,210
Principal Financial Group, Inc.	8,216	341,293
Prudential Financial, Inc.	12,775	777,997
The Allstate Corp.	10,159	985,321
The Progressive Corp.	18,896	1,513,759
The Travelers Cos., Inc.	8,177	932,587
Unum Group	6,513	108,051
Willis Towers Watson PLC (c)	4,136	814,585
WR Berkley Corp.	4,566	261,586
		27,155,472
Health Care (14.0%)
Biotechnology (2.4%)
AbbVie, Inc.	56,999	5,596,162
Alexion Pharmaceuticals, Inc. (b)	7,126	799,822
Amgen, Inc.	19,026	4,487,472
Biogen, Inc. (b)	5,278	1,412,129
Gilead Sciences, Inc.	40,558	3,120,533
Incyte Corp. (b)	5,800	603,026
Regeneron Pharmaceuticals, Inc. (b)	3,326	2,074,260
Vertex Pharmaceuticals, Inc. (b)	8,440	2,450,216
		20,543,620
Health Care Equipment & Supplies (3.7%)
Abbott Laboratories	57,209	5,230,619
ABIOMED, Inc. (b)	1,425	344,223
Align Technology, Inc. (b)	2,343	643,013
Baxter International, Inc.	16,457	1,416,948
Becton Dickinson and Co.	9,582	2,292,685
Boston Scientific Corp. (b)	46,208	1,622,363
Danaher Corp.	20,346	3,597,783
Dentsply Sirona, Inc.	7,036	310,006
DexCom, Inc. (b)	3,000	1,216,200
Edwards Lifesciences Corp. (b)	20,041	1,385,033
Hologic, Inc. (b)	8,351	476,007
IDEXX Laboratories, Inc. (b)	2,788	920,486
Intuitive Surgical, Inc. (b)	3,756	2,140,281
Medtronic PLC (c)	43,374	3,977,396
ResMed, Inc.	4,629	888,768
STERIS PLC (c)	2,745	421,193
Stryker Corp.	10,462	1,885,148
Teleflex, Inc.	1,554	565,625
The Cooper Cos., Inc.	1,566	444,180
Varian Medical Systems, Inc. (b)	2,861	350,530
West Pharmaceutical Services, Inc.	2,330	529,306
Zimmer Biomet Holdings, Inc.	6,683	797,683
		31,455,476

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Health Care Providers & Services (2.4%)
AmerisourceBergen Corp.	4,712	$474,828
Anthem, Inc.	8,139	2,140,394
Cardinal Health, Inc.	9,403	490,743
Centene Corp. (b)	18,730	1,190,291
Cigna Corp.	11,934	2,239,415
DaVita, Inc. (b)	2,755	218,031
HCA Healthcare, Inc.	8,496	824,622
Henry Schein, Inc. (b)	4,583	267,601
Humana, Inc.	4,341	1,683,223
Laboratory Corp. of America Holdings (b)	3,084	512,283
McKesson Corp.	5,187	795,790
Quest Diagnostics, Inc.	4,227	481,709
UnitedHealth Group, Inc.	30,674	9,047,296
Universal Health Services, Inc. – Class B	2,430	225,723
		20,591,949
Health Care Technology (0.1%)
Cerner Corp.	9,843	674,738
Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	9,955	879,723
Bio-Rad Laboratories, Inc. – Class A (b)	692	312,431
Illumina, Inc. (b)	4,742	1,756,200
IQVIA Holdings, Inc. (b)	5,724	812,121
Mettler-Toledo International, Inc. (b)	827	666,190
PerkinElmer, Inc.	3,534	346,650
Thermo Fisher Scientific, Inc.	12,774	4,628,531
Waters Corp. (b)	2,044	368,738
		9,770,584
Pharmaceuticals (4.2%)
Bristol-Myers Squibb Co.	73,182	4,303,101
Eli Lilly & Co.	27,239	4,472,099
Johnson & Johnson	85,211	11,983,223
Merck & Co., Inc.	81,637	6,312,989
Mylan NV (b) (c)	16,670	268,054
Perrigo Co. PLC (c)	4,373	241,696
Pfizer, Inc.	179,660	5,874,882
Zoetis, Inc.	15,361	2,105,071
		35,561,115
Industrials (7.9%)
Aerospace & Defense (1.7%)
General Dynamics Corp.	7,465	1,115,719
Howmet Aerospace, Inc.	12,412	196,730
Huntington Ingalls Industries, Inc.	1,289	224,918
L3Harris Technologies, Inc.	6,982	1,184,636
Lockheed Martin Corp.	7,966	2,906,953
Northrop Grumman Corp.	5,065	1,557,183
Raytheon Technologies Corp.	47,569	2,931,202
Teledyne Technologies, Inc. (b)	1,186	368,787
The Boeing Co.	17,373	3,184,471
TransDigm Group, Inc.	1,669	737,781
		14,408,380
	Shares	Value(a)
Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	4,350	$343,911
Expeditors International of Washington, Inc.	5,339	405,978
FedEx Corp.	7,767	1,089,089
United Parcel Service, Inc. – Class B	22,769	2,531,457
		4,370,435
Airlines (0.2%)
Alaska Air Group, Inc.	3,943	142,973
American Airlines Group, Inc.	16,083	210,205
Delta Air Lines, Inc.	18,360	514,998
Southwest Airlines Co.	17,346	592,886
United Airlines Holdings, Inc. (b)	8,093	280,099
		1,741,161
Building Products (0.4%)
Allegion PLC (c)	2,938	300,322
AO Smith Corp.	4,350	204,972
Carrier Global Corp.	26,262	583,542
Fortune Brands Home & Security, Inc.	4,502	287,813
Johnson Controls International PLC (c)	24,058	821,340
Masco Corp.	8,530	428,291
Trane Technologies PLC (c)	7,721	687,015
		3,313,295
Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	2,630	300,056
Cintas Corp.	2,691	716,775
Copart, Inc. (b)	6,682	556,410
Republic Services, Inc.	6,716	551,048
Rollins, Inc.	4,533	192,154
Waste Management, Inc.	12,557	1,329,912
		3,646,355
Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc.	4,207	356,753
Quanta Services, Inc.	4,451	174,613
		531,366
Electrical Equipment (0.5%)
AMETEK, Inc.	7,376	659,193
Eaton Corp. PLC (c)	12,937	1,131,729
Emerson Electric Co.	19,324	1,198,667
Rockwell Automation, Inc.	3,733	795,129
		3,784,718
Industrial Conglomerates (1.1%)
3M Co.	18,585	2,899,074
General Electric Co.	282,907	1,932,255
Honeywell International, Inc.	22,700	3,282,193
Roper Technologies, Inc.	3,381	1,312,707
Textron, Inc.	7,335	241,395
		9,667,624

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Machinery (1.5%)
Caterpillar, Inc.	17,505	$2,214,382
Cummins, Inc.	4,771	826,623
Deere & Co.	10,119	1,590,201
Dover Corp.	4,589	443,114
Flowserve Corp.	4,109	117,189
Fortive Corp.	9,502	642,905
IDEX Corp.	2,449	387,040
Illinois Tool Works, Inc.	9,298	1,625,755
Ingersoll Rand, Inc. (b) (c)	11,144	313,369
Otis Worldwide Corp.	13,081	743,786
PACCAR, Inc.	11,138	833,679
Parker Hannifin Corp.	4,117	754,523
Pentair PLC (c)	5,349	203,209
Snap-On, Inc.	1,755	243,085
Stanley Black & Decker, Inc.	5,001	697,039
Westinghouse Air Brake Technologies Corp.	5,822	335,173
Xylem, Inc.	5,751	373,585
		12,344,657
Professional Services (0.4%)
Equifax, Inc.	3,863	663,972
IHS Markit, Ltd. (c)	12,902	974,101
Nielsen Holdings PLC (c)	11,461	170,311
Robert Half International, Inc.	3,652	192,935
United Rentals, Inc. (b)	2,293	341,749
Verisk Analytics, Inc.	5,196	884,359
		3,227,427
Road & Rail (1.0%)
CSX Corp.	24,757	1,726,553
JB Hunt Transport Services, Inc.	2,671	321,428
Kansas City Southern	3,073	458,768
Norfolk Southern Corp.	8,285	1,454,598
Old Dominion Freight Line, Inc.	3,050	517,250
Union Pacific Corp.	21,947	3,710,579
		8,189,176
Trading Companies & Distributors (0.1%)
Fastenal Co.	18,526	793,654
WW Grainger, Inc.	1,386	435,426
		1,229,080
Information Technology (32.9%)
Communications Equipment (0.9%)
Arista Networks, Inc. (b)	1,729	363,142
Cisco Systems, Inc.	137,163	6,397,282
F5 Networks, Inc. (b)	1,921	267,941
Juniper Networks, Inc.	10,716	244,968
Motorola Solutions, Inc.	5,445	763,008
		8,036,341
Computers & Peripherals (5.8%)
Apple, Inc. (d)	131,775	48,071,520
NetApp, Inc.	7,153	317,379
Western Digital Corp.	9,650	426,047
		48,814,946
	Shares	Value(a)
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. – Class A	9,499	$910,099
CDW Corp.	4,564	530,246
Corning, Inc.	24,548	635,793
FLIR Systems, Inc.	4,231	171,652
IPG Photonics Corp. (b)	1,098	176,108
Keysight Technologies, Inc. (b)	6,005	605,184
Seagate Technology PLC (c)	7,304	353,587
TE Connectivity, Ltd. (c)	10,668	869,975
		4,252,644
Interactive Media & Services (5.6%)
Akamai Technologies, Inc. (b)	5,223	559,331
Alphabet, Inc. – Class A (b)	9,706	13,763,593
Alphabet, Inc. – Class C (b)	9,460	13,372,751
eBay, Inc.	21,363	1,120,489
Facebook, Inc. – Class A (b)	77,771	17,659,461
Twitter, Inc. (b)	25,377	755,981
		47,231,606
IT Services (5.5%)
Accenture PLC – Class A (c)	20,635	4,430,747
Automatic Data Processing, Inc.	13,900	2,069,571
Broadridge Financial Solutions, Inc.	3,641	459,458
Cognizant Technology Solutions Corp. – Class A	17,484	993,441
DXC Technology Co.	8,191	135,152
Fidelity National Information Services, Inc.	19,970	2,677,777
Fiserv, Inc. (b)	18,188	1,775,513
FleetCor Technologies, Inc. (b)	2,710	681,646
Gartner, Inc. (b)	2,830	343,364
Global Payments, Inc.	9,666	1,639,547
International Business Machines Corp.	28,677	3,463,321
Jack Henry & Associates, Inc.	2,488	457,867
Leidos Holdings, Inc.	4,244	397,535
Mastercard, Inc. – Class A	28,585	8,452,585
Paychex, Inc.	10,251	776,513
PayPal Holdings, Inc. (b)	37,976	6,616,558
The Western Union Co.	13,289	287,308
VeriSign, Inc. (b)	3,288	680,057
Visa, Inc. – Class A	54,566	10,540,514
		46,878,474
Office Electronics (0.1%)
Zebra Technologies Corp. – Class A (b)	1,710	437,675
Semiconductors & Semiconductor Equipment (4.7%)
Advanced Micro Devices, Inc. (b)	37,879	1,992,814
Analog Devices, Inc.	11,867	1,455,369
Applied Materials, Inc.	29,641	1,791,798
Broadcom, Inc.	12,989	4,099,458
Intel Corp.	136,940	8,193,120
KLA Corp.	5,015	975,317

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Lam Research Corp.	4,758	$1,539,023
Maxim Integrated Products, Inc.	8,619	522,398
Microchip Technology, Inc.	7,934	835,530
Micron Technology, Inc. (b)	35,971	1,853,226
NVIDIA Corp.	19,886	7,554,890
Qorvo, Inc. (b)	3,659	404,429
QUALCOMM, Inc.	36,383	3,318,493
Skyworks Solutions, Inc.	5,372	686,864
Texas Instruments, Inc.	29,683	3,768,851
Xilinx, Inc.	7,864	773,739
		39,765,319
Software (9.6%)
Activision Blizzard, Inc.	24,863	1,887,102
Adobe, Inc. (b)	15,583	6,783,436
ANSYS, Inc. (b)	2,827	824,721
Autodesk, Inc. (b)	7,050	1,686,289
Cadence Design Systems, Inc. (b)	9,017	865,271
Citrix Systems, Inc.	3,766	557,029
Electronic Arts, Inc. (b)	9,337	1,232,951
Fortinet, Inc. (b)	4,339	595,614
Intuit, Inc.	8,458	2,505,175
Microsoft Corp.	245,272	49,915,305
NortonLifeLock, Inc.	17,526	347,541
Oracle Corp.	67,317	3,720,611
Paycom Software, Inc. (b)	1,540	476,984
Salesforce.com, Inc. (b)	29,141	5,458,983
ServiceNow, Inc. (b)	6,228	2,522,714
Synopsys, Inc. (b)	4,852	946,140
Take-Two Interactive Software, Inc. (b)	3,704	516,967
Tyler Technologies, Inc. (b)	1,286	446,088
		81,288,921
Technology Hardware Storage & Peripherals (0.2%)
Hewlett Packard Enterprise Co.	41,552	404,301
HP, Inc.	46,249	806,120
Xerox Holdings Corp.	5,922	90,547
		1,300,968
Materials (2.4%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	7,163	1,729,578
Albemarle Corp.	3,362	259,580
Celanese Corp.	3,756	324,293
CF Industries Holdings, Inc.	6,914	194,560
Corteva, Inc.	24,204	648,425
Dow, Inc.	23,957	976,487
DuPont de Nemours, Inc.	23,733	1,260,934
Eastman Chemical Co.	4,305	299,800
Ecolab, Inc.	8,035	1,598,563
FMC Corp.	4,184	416,810
International Flavors & Fragrances, Inc.	3,389	415,017
Linde PLC (c)	16,986	3,602,901
LyondellBasell Industries NV – Class A (c)	8,277	543,965
PPG Industries, Inc.	7,543	800,011
The Mosaic Co.	11,261	140,875
The Sherwin-Williams Co.	2,660	1,537,081
		14,748,880
	Shares	Value(a)
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,999	$412,933
Vulcan Materials Co.	4,247	492,015
		904,948
Containers & Packaging (0.3%)
Amcor PLC (b) (c)	50,922	519,914
Ball Corp.	10,529	731,660
International Paper Co.	12,641	445,090
Packaging Corp. of America	2,982	297,603
Sealed Air Corp.	4,994	164,053
WestRock Co.	8,350	235,971
		2,394,291
Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	46,961	543,339
Newmont Corp.	25,958	1,602,647
Nucor Corp.	9,739	403,292
		2,549,278
Real Estate (2.8%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc.	17,409	479,792
Ventas, Inc.	12,011	439,843
Welltower, Inc.	13,502	698,728
		1,618,363
Hotels & Resort REITs (0.0%)
Host Hotels & Resorts, Inc.	22,800	246,012
Industrial REITs (0.3%)
Duke Realty Corp.	11,843	419,124
ProLogis, Inc.	23,887	2,229,373
		2,648,497
Office REITs (0.2%)
Alexandria Real Estate Equities, Inc.	4,085	662,791
Boston Properties, Inc.	4,632	418,640
SL Green Realty Corp.	2,470	121,747
Vornado Realty Trust	5,124	195,788
		1,398,966
Real Estate Services (0.1%)
CBRE Group, Inc. – Class A (b)	10,777	487,336
Residential REITs (0.3%)
Apartment Investment & Management Co. – Class A	4,804	180,823
AvalonBay Communities, Inc.	4,495	695,107
Equity Residential	11,242	661,254
Essex Property Trust, Inc.	2,110	483,549
Mid-America Apartment Communities, Inc.	3,633	416,596
UDR, Inc.	9,522	355,932
		2,793,261

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Retail REITs (0.2%)
Federal Realty Investment Trust	2,243	$191,126
Kimco Realty Corp.	13,989	179,619
Realty Income Corp.	11,035	656,582
Regency Centers Corp.	5,432	249,274
Simon Property Group, Inc.	9,870	674,911
		1,951,512
Specialized REITs (1.5%)
American Tower Corp.	14,393	3,721,166
Crown Castle International Corp.	13,510	2,260,898
Digital Realty Trust, Inc.	8,678	1,233,231
Equinix, Inc.	2,852	2,002,960
Extra Space Storage, Inc.	4,120	380,564
Iron Mountain, Inc.	9,230	240,903
Public Storage	4,847	930,091
SBA Communications Corp.	3,602	1,073,108
Weyerhaeuser Co.	24,112	541,556
		12,384,477
Utilities (3.1%)
Electric Utilities (1.8%)
Alliant Energy Corp.	8,069	386,021
American Electric Power Co., Inc.	15,950	1,270,258
Duke Energy Corp.	23,688	1,892,434
Edison International	12,223	663,831
Entergy Corp.	6,383	598,789
Evergy, Inc.	7,248	429,734
Eversource Energy	10,881	906,061
Exelon Corp.	31,486	1,142,627
FirstEnergy Corp.	17,456	676,944
NextEra Energy, Inc.	15,882	3,814,380
Pinnacle West Capital Corp.	3,575	262,012
PPL Corp.	24,848	642,072
The Southern Co.	34,076	1,766,841
Xcel Energy, Inc.	16,939	1,058,687
		15,510,691
Gas Utilities (0.1%)
Atmos Energy Corp.	3,873	385,673
ONEOK, Inc.	14,212	472,123
		857,796
	Shares	Value(a)
Independent Power Producers & Energy Traders (0.1%)
AES Corp.	21,472	$311,129
NRG Energy, Inc.	7,894	257,029
		568,158
Multi-Utilities (1.0%)
Ameren Corp.	7,963	560,277
CenterPoint Energy, Inc.	17,617	328,909
CMS Energy Corp.	9,222	538,749
Consolidated Edison, Inc.	10,801	776,916
Dominion Energy, Inc.	27,143	2,203,469
DTE Energy Co.	6,147	660,803
NiSource, Inc.	12,380	281,521
Public Service Enterprise Group, Inc.	16,332	802,881
Sempra Energy	9,461	1,109,113
WEC Energy Group, Inc.	10,149	889,560
		8,152,198
Water Utilities (0.1%)
American Water Works Co., Inc.	5,772	742,625
Total common stocks (cost: $319,026,308)		828,850,901
Short-Term Securities (1.8%)
Investment Companies (1.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.116%	14,894,810	14,894,810
Total short-term securities (cost: $14,894,810)		14,894,810
Total investments in securities (cost: $333,921,118) (e)		843,745,711
Cash and other assets in excess of liabilities (0.0%)		311,151
Total net assets (100.0%)		$844,056,862

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 3.2% of net assets in foreign securities at June 30, 2020.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2020, securities with an aggregate market value of $12,768,000 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 500® E-Mini Index Future	September 2020	96	Long	$15,061,315	$14,832,960	$(228,355)

(e)  At June 30, 2020 the cost of investments for federal income tax purposes was $336,189,596. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$527,887,130
Gross unrealized depreciation	(20,559,370)
Net unrealized appreciation	$507,327,760

See accompanying notes to financial statements.

SFT International Bond Fund
Investments in Securities

June 30, 2020
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (74.4%)
Argentina (2.0%)
Government (2.0%)
Argentina Treasury Bond BONCER (ARS) 1.100%, 04/17/21	9,239,435	$89,820
1.200%, 03/18/22	55,812,318	526,366
1.400%, 03/25/23	32,768,158	275,925
1.500%, 03/25/24	32,768,162	256,469
Argentine Bonos del Tesoro (ARS)
15.500%, 10/17/26	59,411,000	204,698
16.000%, 10/17/23	29,346,000	145,309
18.200%, 10/03/21	28,501,000	199,510
Letras de la Nacion Argentina con Ajuste por CER (ARS)
3.545%, 12/04/20 (c) (d)	11,833,800	115,173
		1,813,270
Brazil (8.0%)
Government (8.0%)
Brazil Letras do Tesouro Nacional (BRL)
1.422%, 07/01/20 (d)	19,971,000	3,637,175
1.424%, 10/01/20 (d)	15,020,000	2,721,170
1.427%, 04/01/21 (d)	340,000	60,946
1.441%, 01/01/22 (d)	3,100,000	540,189
Brazil Notas do Tesouro Nacional Serie F (BRL)
10.000%, 01/01/21	784,000	141,234
		7,100,714
Ghana (1.5%)
Government (1.5%)
Ghana Government Bond (GHS)
18.750%, 01/24/22	960,000	166,617
19.000%, 11/02/26	2,890,000	458,201
19.750%, 03/25/24	960,000	167,546
19.750%, 03/15/32	2,890,000	461,976
24.500%, 06/21/21	50,000	9,093
24.750%, 03/01/21	100,000	17,963
24.750%, 07/19/21	160,000	29,251
Republic of Ghana Government Bonds (GHS)
16.250%, 05/17/21	130,000	22,107
16.500%, 03/22/21	100,000	17,093
17.600%, 11/28/22	50,000	8,477
18.250%, 09/21/20	50,000	8,648
		1,366,972
Indonesia (2.7%)
Government (2.7%)
Indonesia Treasury Bond (IDR)
8.375%, 03/15/24	7,865,000,000	584,163
9.500%, 07/15/23	18,680,000,000	1,425,355
10.000%, 09/15/24	1,959,000,000	154,279
10.250%, 07/15/22	2,658,000,000	201,922
		2,365,719
	Principal(b)	Value(a)
Japan (1.8%)
Government (1.8%)
Japan Treasury Discount Bill (JPY)
3.958%, 07/06/20 (d)	172,600,000	$1,599,878
Mexico (8.9%)
Government (8.9%)
Mexican Bonos (MXN)
6.500%, 06/10/21	20,100,000	883,801
6.500%, 06/09/22	49,538,000	2,216,358
6.750%, 03/09/23	26,998,000	1,227,990
7.250%, 12/09/21	44,130,000	1,977,265
8.000%, 12/07/23	22,829,000	1,088,357
10.000%, 12/05/24	9,340,000	486,329
Mexican Udibonos (MXN)
2.500%, 12/10/20	1,778,490	77,522
		7,957,622
Norway (4.4%)
Government (4.4%)
Norway Government Bond (NOK)
1.500%, 02/19/26 (e)	1,910,000	210,283
1.750%, 03/13/25 (e)	3,215,000	355,643
2.000%, 05/24/23 (e)	8,483,000	924,222
3.000%, 03/14/24 (e)	9,548,000	1,090,368
3.750%, 05/25/21 (e)	12,135,000	1,298,759
		3,879,275
South Korea (16.8%)
Government (16.8%)
Korea Treasury Bond (KRW)
1.375%, 12/10/29	4,709,000,000	3,909,672
3.000%, 03/10/23	967,000,000	849,227
3.000%, 09/10/24	2,419,000,000	2,170,272
3.375%, 09/10/23	2,729,000,000	2,442,282
3.500%, 03/10/24	1,785,000,000	1,618,224
4.250%, 06/10/21	4,577,300,000	3,936,155
		14,925,832
United States (28.3%)
Government (28.3%)
U.S. Treasury Note (USD)
1.500%, 10/31/24	170,000	179,197
1.500%, 11/30/24	4,250,000	4,483,584
1.625%, 02/15/26	890,000	952,091
1.625%, 10/31/26	890,000	955,950
1.750%, 12/31/24	3,489,000	3,722,600
2.000%, 02/15/25	4,140,000	4,470,230
2.125%, 05/15/25	4,950,000	5,390,086
2.125%, 05/31/26	405,000	445,991
2.625%, 12/31/25	1,641,000	1,844,074
2.875%, 05/31/25	2,390,000	2,691,457
		25,135,260
Total long-term debt securities (cost: $74,724,127)		66,144,542

See accompanying notes to financial statements.

SFT International Bond Fund
Investments in Securities – continued

	Principal(b)	Value(a)
Short-Term Securities (23.3%)
Japan (9.9%)
Japan Treasury Discount Bill (JPY) 0.001%, 08/24/20 (d)	369,800,000	$3,428,535
0.005%, 08/24/20 (d)	122,600,000	1,136,664
0.008%, 11/25/20 (d)	461,000,000	4,276,450
		8,841,649
Mexico (0.9%)
Mexico Cetes (MXN)
0.019%, 02/25/21 (d)	5,906,000	247,670
0.038%, 07/16/20 (d)	8,909,000	384,697
0.039%, 09/10/20 (d)	1,590,900	68,185
0.051%, 07/16/20 (d)	189,800	8,196
0.051%, 07/23/20 (d)	113,900	4,914
0.051%, 08/13/20 (d)	189,800	8,165
0.051%, 09/24/20 (d)	474,400	20,294
0.052%, 10/22/20 (d)	265,600	11,320
0.054%, 01/28/21 (d)	365,700	15,391
0.055%, 12/03/20 (d)	365,700	15,502
0.061%, 08/13/20 (d)	111,800	4,810
		789,144
Norway (0.1%)
Norway Treasury Bill (NOK)
0.035%, 09/16/20 (d) (e)	693,000	71,790
0.039%, 09/16/20 (d) (e)	346,000	35,844
		107,634
	Principal(b)/ Shares	Value(a)
United States (5.5%)
Federal Home Loan Bank (USD)
0.000%, 07/01/20 (d)	4,870,000	$4,870,000
Investment Companies (6.9%)
United States (6.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.116%	6,091,183	6,091,183
Total short-term securities (cost: $20,656,311)		20,699,610
Total investments in securities (cost: $95,380,438) (f)		86,844,152
Cash and other assets in excess of liabilities (2.3%)		2,057,424
Total net assets (100.0%)		$88,901,576

See accompanying notes to financial statements.

SFT International Bond Fund
Investments in Securities – continued

Foreign Forward Currency Contracts

On June 30, 2020, International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Settlement Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
07/06/20	607,000,000	KRW	504,572	USD	$–	$(118)	DBK
07/13/20	972,497	AUD	72,995,624	JPY	–	(980)	HSB
07/13/20	972,497	AUD	72,995,624	JPY	8,068	–	HSB
07/13/20	1,490,050	AUD	112,093,484	JPY	–	(6,065)	JPM
07/13/20	1,490,050	AUD	112,093,484	JPY	19,247	–	JPM
07/14/20	1,680,000	AUD	125,451,480	JPY	17,788	–	JPM
07/14/20	1,680,000	AUD	125,451,480	JPY	–	(11,551)	JPM
07/15/20	716,777	EUR	7,513,650	SEK	–	(8,144)	DBK
07/15/20	716,777	EUR	7,513,650	SEK	9,495	–	DBK
07/15/20	685,425	EUR	7,513,700	SEK	50,687	–	DBK
07/15/20	685,425	EUR	7,513,700	SEK	–	(14,108)	DBK
07/15/20	8,470,000	AUD	623,671,510	JPY	–	(66,312)	DBK
07/15/20	8,158,000	EUR	990,364,884	JPY	–	(105,301)	DBK
07/15/20	8,158,000	EUR	990,364,884	JPY	121,463	–	DBK
07/15/20	8,470,000	AUD	623,671,510	JPY	16,104	–	DBK
07/23/20	20,675	EUR	23,475	USD	244	–	UBS
07/23/20	23,304	USD	20,675	EUR	–	(73)	UBS
07/29/20	514,234,382	KRW	443,229	USD	15,557	–	CIT
07/31/20	764,780	EUR	88,722,892	JPY	–	(6,891)	CIT
07/31/20	764,780	EUR	88,722,892	JPY	–	(29,921)	CIT
07/31/20	573,591	EUR	68,940,447	JPY	–	(3,042)	CIT
07/31/20	573,591	EUR	68,940,447	JPY	–	(2,335)	CIT
08/04/20	2,073,114	BRL	363,245	USD	–	(13,801)	HSB
08/04/20	4,666,800	BRL	874,293	USD	25,520	–	JPM
08/04/20	2,741,800	BRL	607,130	USD	108,466	–	JPM
08/07/20	610,000,000	KRW	514,638	USD	7,199	–	DBK
08/10/20	579,913	EUR	636,165	CHF	31,053	–	UBS
08/10/20	579,913	EUR	636,165	CHF	–	(10,774)	UBS
08/10/20	594,644	EUR	636,165	CHF	19,510	–	UBS
08/10/20	594,644	EUR	636,165	CHF	–	(15,789)	UBS
08/10/20	302,338	EUR	318,083	CHF	9,839	–	UBS
08/10/20	302,338	EUR	318,083	CHF	–	(13,617)	UBS
08/11/20	2,133,000,000	KRW	1,748,361	USD	–	(26,354)	HSB
08/12/20	569,337	EUR	624,335	CHF	30,514	–	GSC
08/12/20	569,337	EUR	624,335	CHF	–	(10,834)	GSC
08/12/20	585,488	EUR	624,335	CHF	20,694	–	GSC
08/12/20	585,488	EUR	624,335	CHF	–	(19,170)	GSC
08/13/20	56,400,000	JPY	518,494	USD	–	(4,559)	DBK
08/13/20	703,807	EUR	7,513,700	SEK	42,693	–	DBK
08/13/20	712,512	EUR	7,513,600	SEK	27,032	–	DBK
08/13/20	712,512	EUR	7,513,600	SEK	–	(21,059)	DBK
08/13/20	703,807	EUR	7,513,700	SEK	–	(26,923)	DBK
08/13/20	524,758	USD	56,400,000	JPY	–	(1,704)	DBK
08/13/20	594,124	EUR	624,335	CHF	17,162	–	GSC
08/13/20	594,124	EUR	624,335	CHF	–	(25,341)	GSC
08/21/20	2,070,687	AUD	147,163,551	JPY	–	(16,955)	JPM
08/21/20	2,070,687	AUD	147,163,551	JPY	–	(44,062)	JPM
08/21/20	1,035,344	AUD	76,118,272	JPY	19,930	–	JPM
08/21/20	1,035,344	AUD	76,118,272	JPY	–	(26,913)	JPM
08/24/20	1,296,969	AUD	92,057,085	JPY	–	(12,038)	CIT
08/24/20	1,296,969	AUD	92,057,085	JPY	–	(27,251)	CIT
08/24/20	917,461	EUR	108,413,824	JPY	–	(14,177)	HSB
08/24/20	917,461	EUR	108,413,824	JPY	–	(11,880)	HSB
08/24/20	384,000	EUR	45,339,456	JPY	–	(1,483)	HSB
08/24/20	384,000	EUR	45,339,456	JPY	–	(9,764)	HSB
08/25/20	917,461	EUR	111,229,329	JPY	39,370	–	HSB
08/25/20	917,461	EUR	111,229,329	JPY	–	(39,323)	HSB
08/26/20	435,531,237	KRW	367,165	USD	4,527	–	CIT
08/27/20	761,860	USD	83,444,600	JPY	12,138	–	JPM
08/27/20	83,444,600	JPY	801,136	USD	27,139	–	JPM
08/31/20	982,926	USD	101,585,000	JPY	–	(40,620)	CIT
08/31/20	30,820,000	JPY	292,500	USD	6,613	–	CIT

See accompanying notes to financial statements.

SFT International Bond Fund
Investments in Securities – continued

Settlement Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
08/31/20	514,234,381	KRW	426,185	USD	$–	$(2,088)	CIT
08/31/20	70,765,000	JPY	679,513	USD	23,094	–	CIT
09/02/20	2,650,054	BRL	495,504	USD	14,017	–	CIT
09/02/20	10,080,000	BRL	1,798,073	USD	–	(33,356)	CIT
09/08/20	9,800,000,000	KRW	8,280,174	USD	118,083	–	HSB
09/10/20	880,250	AUD	67,361,131	JPY	11,149	–	CIT
09/10/20	880,250	AUD	67,361,131	JPY	7,610	–	CIT
09/11/20	972,503	AUD	72,923,137	JPY	–	(442)	HSB
09/11/20	972,503	AUD	72,923,137	JPY	7,284	–	HSB
09/14/20	1,285,000	AUD	87,062,605	JPY	–	(31,375)	HSB
09/14/20	1,285,000	AUD	87,062,605	JPY	–	(45,763)	HSB
09/14/20	1,520,000	AUD	103,195,916	JPY	–	(37,190)	JPM
09/14/20	1,520,000	AUD	103,195,916	JPY	–	(52,095)	JPM
09/14/20	1,489,950	AUD	111,968,994	JPY	–	(5,181)	JPM
09/14/20	1,489,950	AUD	111,968,994	JPY	17,989	–	JPM
09/15/20	716,295	EUR	7,513,650	SEK	–	(7,453)	DBK
09/15/20	716,295	EUR	7,513,650	SEK	8,934	–	DBK
09/16/20	715,199	EUR	7,513,700	SEK	4,386	–	DBK
09/16/20	715,199	EUR	7,513,700	SEK	–	(1,674)	DBK
09/16/20	775,083	USD	7,425,800	NOK	–	(5,052)	JPM
09/16/20	779,832	USD	7,471,300	NOK	–	(5,083)	JPM
09/17/20	650,000	AUD	47,409,050	JPY	–	(1,512)	HSB
09/17/20	650,000	AUD	47,409,050	JPY	–	(6,221)	HSB
09/21/20	738,811	USD	6,665,800	NOK	–	(47,566)	JPM
09/21/20	798,160	USD	7,607,100	NOK	–	(9,301)	JPM
09/22/20	508,500,000	KRW	421,205	USD	–	(2,248)	CIT
09/25/20	917,485	EUR	110,591,816	JPY	–	(14,727)	HSB
09/25/20	917,485	EUR	110,591,816	JPY	8,613	–	HSB
09/30/20	764,780	EUR	90,136,805	JPY	–	(584)	CIT
09/30/20	764,780	EUR	90,136,805	JPY	–	(23,547)	CIT
09/30/20	764,780	EUR	92,785,786	JPY	13,412	–	CIT
09/30/20	764,780	EUR	92,785,786	JPY	–	(12,959)	CIT
09/30/20	382,376	EUR	45,494,322	JPY	1,716	–	CIT
09/30/20	382,376	EUR	45,494,322	JPY	–	(9,814)	CIT
09/30/20	573,593	EUR	68,975,170	JPY	–	(2,476)	CIT
09/30/20	573,593	EUR	68,975,170	JPY	–	(2,893)	CIT
09/30/20	915,898	USD	8,890,338	NOK	6,089	–	JPM
10/05/20	18,750	EUR	20,980	USD	–	(124)	GSC
10/05/20	21,203	USD	18,750	EUR	–	(99)	GSC
10/06/20	57,690,000	MXN	2,338,183	USD	–	(128,239)	HSB
10/07/20	43,020,000	MXN	2,061,601	USD	222,573	–	HSB
10/08/20	4,213,000	MXN	165,093	USD	–	(14,985)	CIT
10/08/20	4,323,000	MXN	209,785	USD	25,005	–	CIT
10/09/20	3,247,000	MXN	157,343	USD	18,570	–	CIT
10/13/20	3,694,000	MXN	178,442	USD	20,637	–	CIT
10/13/20	7,130,000	MXN	345,008	USD	40,419	–	CIT
10/13/20	1,578,954	EUR	1,774,334	USD	–	(3,159)	HSB
10/13/20	474,511	USD	418,954	EUR	–	(2,878)	HSB
10/13/20	893,240	USD	810,000	EUR	18,610	–	HSB
10/13/20	381,332	USD	350,000	EUR	12,677	–	HSB
10/15/20	15,933,000	MXN	773,304	USD	92,810	–	CIT
10/15/20	347,550	EUR	392,043	USD	773	–	DBK
10/16/20	294,825	EUR	333,683	USD	1,761	–	BOA
10/16/20	14,589,000	MXN	714,597	USD	91,575	–	CIT
10/16/20	602,000	EUR	681,028	USD	3,281	–	HSB
10/16/20	682,217	USD	602,000	EUR	–	(4,470)	HSB
10/20/20	24,800,000	JPY	228,165	USD	–	(2,102)	CIT
10/20/20	370,000,000	JPY	3,453,522	USD	18,095	–	CIT
10/20/20	3,678,190	USD	394,800,000	JPY	–	(12,496)	CIT
10/26/20	815,540	EUR	928,427	USD	10,041	–	DBK
10/26/20	930,525	USD	815,540	EUR	–	(12,139)	DBK
10/27/20	13,005,000	MXN	512,868	USD	–	(41,823)	CIT
10/27/20	120,000	EUR	130,163	USD	–	(4,974)	HSB
10/27/20	136,013	USD	120,000	EUR	–	(876)	HSB
10/29/20	21,750,000	MXN	852,687	USD	–	(74,788)	CIT
10/30/20	380,791,950	JPY	3,505,274	USD	–	(31,180)	DBK
10/30/20	3,562,842	USD	380,791,950	JPY	–	(26,388)	DBK
11/04/20	10,820,000	BRL	1,971,682	USD	9,796	–	CIT
See accompanying notes to financial statements.

SFT International Bond Fund
Investments in Securities – continued

Settlement Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
11/09/20	580,358	EUR	636,165	CHF	$33,026	$–	UBS
11/09/20	580,358	EUR	636,165	CHF	–	(12,674)	UBS
11/09/20	302,588	EUR	318,083	CHF	10,825	–	UBS
11/09/20	302,588	EUR	318,083	CHF	–	(14,629)	UBS
11/12/20	569,752	EUR	624,335	CHF	32,482	–	GSC
11/12/20	569,752	EUR	624,335	CHF	–	(12,697)	GSC
11/16/20	250,000,000	KRW	204,282	USD	–	(4,018)	CIT
11/23/20	1,071,500,000	KRW	873,553	USD	–	(19,321)	CIT
11/24/20	384,000	EUR	45,356,928	JPY	–	(700)	HSB
11/24/20	384,000	EUR	45,356,928	JPY	–	(10,560)	HSB
11/24/20	1,035,344	AUD	75,872,468	JPY	21,203	–	JPM
11/24/20	1,035,344	AUD	75,872,468	JPY	–	(29,127)	JPM
11/27/20	1,494,000,000	KRW	1,210,109	USD	–	(34,911)	DBK
03/11/21	14,445,000	MXN	641,436	USD	34,425	–	CIT
					$1,669,012	$(1,549,189)

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)  Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.

(c)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be illiquid.

(d)  Rate represents annualized yield at date of purchase.

(e)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(f)  At June 30, 2020 the cost of investments for federal income tax purposes was $95,380,438. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$3,036,593
Gross unrealized depreciation	(10,452,084)
Net unrealized depreciation	$(7,415,491)

See accompanying notes to financial statements.

SFT International Bond Fund
Investments in Securities – continued

Currency Legend

ARS  Argentine Peso

AUD  Australian Dollar

BRL  Brazilian Real

CHF  Swiss Franc

EUR  Euro

GHS  Ghanaian Cedi

IDR  Indonesian Rupiah

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

NOK  Norwegian Krone

SEK  Swedish Krona

USD  United States Dollar

Counterparty Legend

BOA  Bank of America Merrill Lynch

CIT  Citibank NA

DBK  Deutsche Bank AG

GSC  Goldman Sachs

HSB  HSBC Bank PLC

JPM  JPMorgan Chase Bank NA

UBS  UBS AG

See accompanying notes to financial statements.

SFT IvySM Growth Fund
Investments in Securities

June 30, 2020
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.6%)
Consumer Discretionary (18.3%)
Automobiles (1.6%)
Ferrari NV (b)	49,350	$8,439,343
Internet & Catalog Retail (8.8%)
Amazon.com, Inc. (c)	12,192	33,635,534
Booking Holdings, Inc. (c)	8,865	14,116,094
		47,751,628
Specialty Retail (5.9%)
O'Reilly Automotive, Inc. (c)	13,835	5,833,804
Home Depot, Inc. (The)	49,311	12,352,899
Tractor Supply Co.	105,076	13,847,966
		32,034,669
Textiles, Apparel & Luxury Goods (2.0%)
NIKE, Inc. – Class B	39,547	3,877,584
VF Corp.	115,130	7,016,022
		10,893,606
Consumer Staples (3.6%)
Beverages (3.1%)
The Coca-Cola Co.	371,152	16,583,071
Personal Care (0.5%)
The Estee Lauder Cos., Inc. – Class A	14,569	2,748,879
Financial (2.7%)
Capital Markets (2.7%)
CME Group, Inc.	28,690	4,663,273
S&P Global, Inc.	30,876	10,173,024
		14,836,297
Health Care (13.9%)
Biotechnology (1.4%)
Vertex Pharmaceuticals, Inc. (c)	26,637	7,732,987
Health Care Equipment & Supplies (4.2%)
Danaher Corp.	32,525	5,751,396
Intuitive Surgical, Inc. (c)	12,450	7,094,384
The Cooper Cos., Inc.	35,735	10,135,875
		22,981,655
Health Care Providers & Services (2.8%)
UnitedHealth Group, Inc.	51,000	15,042,450
Health Care Technology (3.0%)
Cerner Corp.	236,119	16,185,957
Life Sciences Tools & Services (1.1%)
Mettler-Toledo International, Inc. (c)	7,763	6,253,485
Pharmaceuticals (1.4%)
Zoetis, Inc.	54,368	7,450,591
Industrials (8.8%)
Aerospace & Defense (1.2%)
Northrop Grumman Corp.	21,706	6,673,293
	Shares	Value(a)
Machinery (3.1%)
Caterpillar, Inc.	33,598	$4,250,147
Stanley Black & Decker, Inc.	89,765	12,511,446
		16,761,593
Professional Services (2.0%)
CoStar Group, Inc. (c)	4,834	3,435,379
Verisk Analytics, Inc.	44,340	7,546,668
		10,982,047
Road & Rail (2.5%)
JB Hunt Transport Services, Inc.	58,358	7,022,801
Union Pacific Corp.	37,011	6,257,450
		13,280,251
Information Technology (50.9%)
Communications Equipment (3.4%)
Motorola Solutions, Inc.	129,939	18,208,352
Computers & Peripherals (7.3%)
Apple, Inc.	108,601	39,617,645
Interactive Media & Services (8.7%)
Alphabet, Inc. – Class A (c)	15,973	22,650,513
Alphabet, Inc. – Class C (c)	3,752	5,303,865
Facebook, Inc. – Class A (c)	85,417	19,395,638
		47,350,016
IT Services (12.2%)
Broadridge Financial Solutions, Inc.	77,377	9,764,204
FleetCor Technologies, Inc. (c)	33,505	8,427,513
Mastercard, Inc. – Class A	8,922	2,638,235
PayPal Holdings, Inc. (c)	75,174	13,097,566
VeriSign, Inc. (c)	37,603	7,777,428
Visa, Inc. – Class A	128,541	24,830,265
		66,535,211
Semiconductors & Semiconductor Equipment (2.0%)
NVIDIA Corp.	28,061	10,660,654
Software (17.3%)
Adobe, Inc. (c)	39,703	17,283,113
Electronic Arts, Inc. (c)	97,742	12,906,831
Intuit, Inc.	34,521	10,224,775
Microsoft Corp.	263,567	53,638,520
		94,053,239
Real Estate (1.4%)
Specialized REITs (1.4%)
American Tower Corp.	15,792	4,082,863
Equinix, Inc.	5,133	3,604,906
		7,687,769
Total common stocks (cost: $361,041,339)		540,744,688

See accompanying notes to financial statements.

SFT IvySM Growth Fund
Investments in Securities – continued

	Shares	Value(a)
Short-Term Securities (0.5%)
Investment Companies (0.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.116%	2,771,062	$2,771,062
Total short-term securities (cost: $2,771,062)		2,771,062
Total investments in securities (cost: $363,812,401) (d)		543,515,750
Liabilities in excess of cash and other assets (-0.1%)		(315,687)
Total net assets (100.0%)		$543,200,063

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Foreign security: The Fund held 1.6% of net assets in foreign securities at June 30, 2020.

(c)  Non-income producing security.

(d)  At June 30, 2020 the cost of investments for federal income tax purposes was $364,447,933. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$189,704,263
Gross unrealized depreciation	(10,636,446)
Net unrealized appreciation	$179,067,817

See accompanying notes to financial statements.

SFT IvySM Small Cap Growth Fund
Investments in Securities

June 30, 2020
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.0%)
Communication Services (0.5%)
Media (0.5%)
Gray Television, Inc. (b)	55,823	$778,731
Consumer Discretionary (15.5%)
Auto Components (1.6%)
Fox Factory Holding Corp. (b)	31,559	2,607,089
Entertainment (0.5%)
Monarch Casino & Resort, Inc. (b)	23,773	810,184
Hotels, Restaurants & Leisure (5.4%)
Churchill Downs, Inc.	17,982	2,394,303
Texas Roadhouse, Inc.	30,370	1,596,551
Wingstop, Inc.	36,066	5,012,092
		9,002,946
Household Durables (3.0%)
Installed Building Products, Inc. (b)	42,264	2,906,918
TopBuild Corp. (b)	18,136	2,063,333
		4,970,251
Leisure Equipment & Products (2.1%)
Malibu Boats, Inc. – Class A (b)	47,481	2,466,638
SeaWorld Entertainment, Inc. (b)	67,587	1,000,963
		3,467,601
Media (2.0%)
Nexstar Media Group, Inc. – Class A	38,583	3,229,011
Textiles, Apparel & Luxury Goods (0.9%)
Deckers Outdoor Corp. (b)	7,850	1,541,662
Consumer Staples (1.1%)
Food Products (1.1%)
TreeHouse Foods, Inc. (b)	40,839	1,788,748
Financial (8.1%)
Capital Markets (4.2%)
Hamilton Lane, Inc. – Class A	22,943	1,545,670
Houlihan Lokey, Inc.	55,808	3,105,157
LPL Financial Holdings, Inc.	28,959	2,270,386
		6,921,213
Commercial Banks (1.7%)
Prosperity Bancshares, Inc.	21,393	1,270,316
Seacoast Banking Corp. of Florida (b)	80,673	1,645,729
		2,916,045
Insurance (1.9%)
eHealth, Inc. (b)	19,482	1,913,912
Selectquote, Inc. (b)	46,415	1,175,692
		3,089,604
Real Estate (0.3%)
Community Healthcare Trust, Inc.	12,204	499,143
	Shares	Value(a)
Health Care (26.8%)
Biotechnology (5.5%)
Acceleron Pharma, Inc. (b)	2,524	$240,461
Amicus Therapeutics, Inc. (b)	41,883	631,596
CareDx, Inc. (b)	106,083	3,758,521
Halozyme Therapeutics, Inc. (b)	17,066	457,539
Insmed, Inc. (b)	11,601	319,492
Novavax, Inc. (b)	2,063	171,951
PTC Therapeutics, Inc. (b)	6,061	307,535
Veracyte, Inc. (b)	48,714	1,261,693
Vericel Corp. (b)	144,586	1,998,178
		9,146,966
Health Care Equipment & Supplies (10.1%)
Axonics Modulation Technologies, Inc. (b)	5,540	194,509
Haemonetics Corp. (b)	31,899	2,856,875
Insulet Corp. (b)	11,948	2,321,019
iRhythm Technologies, Inc. (b)	14,154	1,640,307
Novocure, Ltd. (b) (c)	9,378	556,115
OraSure Technologies, Inc. (b)	52,774	613,762
Penumbra, Inc. (b)	13,770	2,462,351
STAAR Surgical Co. (b)	23,882	1,469,698
Tactile Systems Technology, Inc. (b)	53,809	2,229,307
Tandem Diabetes Care, Inc. (b)	23,118	2,286,833
		16,630,776
Health Care Providers & Services (8.8%)
1Life Healthcare, Inc. (b)	47,489	1,724,801
AMN Healthcare Services, Inc. (b)	43,107	1,950,161
HealthEquity, Inc. (b)	22,126	1,298,132
HMS Holdings Corp. (b)	91,673	2,969,288
LHC Group, Inc. (b)	19,049	3,320,622
PetIQ, Inc. (b)	93,711	3,264,891
		14,527,895
Health Care Technology (2.2%)
Livongo Health, Inc. (b)	19,246	1,447,107
Omnicell, Inc. (b)	30,506	2,154,333
		3,601,440
Life Sciences Tools & Services (0.2%)
NeoGenomics, Inc. (b)	11,618	359,926
Industrials (15.3%)
Aerospace & Defense (2.5%)
Mercury Systems, Inc. (b)	52,390	4,120,998
Air Freight & Logistics (1.5%)
Air Transport Services Group, Inc. (b)	110,420	2,459,053
Building Products (1.7%)
Simpson Manufacturing Co., Inc.	17,146	1,446,437
Trex Co., Inc. (b)	10,760	1,399,553
		2,845,990

See accompanying notes to financial statements.

SFT IvySM Small Cap Growth Fund
Investments in Securities – continued

	Shares	Value(a)
Commercial Services & Supplies (2.8%)
Clean Harbors, Inc. (b)	33,316	$1,998,294
The Brink's Co.	57,873	2,633,800
		4,632,094
Electrical Equipment (1.2%)
EnerSys	30,272	1,948,911
Machinery (3.2%)
Crane Co.	32,587	1,937,623
John Bean Technologies Corp.	20,415	1,756,098
RBC Bearings, Inc. (b)	12,001	1,608,614
		5,302,335
Road & Rail (2.0%)
Knight-Swift Transportation Holdings, Inc.	81,359	3,393,484
Transportation (0.4%)
Saia, Inc. (b)	5,269	585,808
Information Technology (28.2%)
Communications Equipment (1.4%)
Viavi Solutions, Inc. (b)	172,973	2,203,676
Electronic Equipment, Instruments & Components (1.3%)
Coherent, Inc. (b)	16,722	2,190,247
Interactive Media & Services (8.4%)
Envestnet, Inc. (b)	30,388	2,234,734
Five9, Inc. (b)	52,556	5,816,372
Mimecast, Ltd. (b) (c)	64,921	2,704,609
Q2 Holdings, Inc. (b)	36,680	3,146,777
		13,902,492
IT Services (2.4%)
Booz Allen Hamilton Holding Corp.	23,918	1,860,581
Evo Payments, Inc. – Class A (b)	43,705	997,785
Switch, Inc.	59,852	1,066,563
		3,924,929
Semiconductors & Semiconductor Equipment (4.5%)
Enphase Energy, Inc. (b)	43,672	2,077,477
Monolithic Power Systems, Inc.	20,435	4,843,095
SiTime Corp. (b)	11,114	526,915
		7,447,487
Software (10.2%)
Globant SA (b) (c)	26,837	4,021,524
HubSpot, Inc. (b)	6,571	1,474,204
LivePerson, Inc. (b)	41,950	1,737,989
Proofpoint, Inc. (b)	31,143	3,460,610
Smartsheet, Inc. – Class A (b)	44,323	2,256,927
Varonis Systems, Inc. (b)	43,993	3,892,501
		16,843,755
	Shares	Value(a)
Leisure and Consumer Staples (1.5%)
Food Products (1.5%)
Nomad Foods, Ltd. (b) (c)	119,130	$2,555,339
Total common stocks (cost: $125,852,516)		160,245,829
Short-Term Securities (2.1%)
Investment Companies (2.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.116%	3,455,368	3,455,368
Total short-term securities (cost: $3,455,368)		3,455,368
Total investments in securities (cost: $129,307,884) (d)		163,701,197
Cash and other assets in excess of liabilities (0.9%)		1,544,332
Total net assets (100.0%)		$165,245,529

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 6.0% of net assets in foreign securities at June 30, 2020.

(d)  At June 30, 2020 the cost of investments for federal income tax purposes was $130,074,963. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$39,894,708
Gross unrealized depreciation	(6,268,474)
Net unrealized appreciation	$33,626,234

See accompanying notes to financial statements.

SFT Managed Volatility Equity Fund
Investments in Securities

June 30, 2020
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (88.7%)
Investment Companies (88.7%)
iShares Core High Dividend ETF	756,457	$61,386,486
iShares Edge MSCI Minimum Volatility EAFE ETF	1,295,413	85,574,983
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	405,285	21,074,820
iShares Edge MSCI Minimum Volatility USA ETF (b)	1,839,032	111,500,510
iShares MSCI Germany ETF	531,232	14,401,699
iShares Short Maturity Bond ETF	275,245	13,765,002
Total mutual funds (cost: $283,959,663)		307,703,500
	Shares	Value(a)
Short-Term Securities (6.4%)
Investment Companies (6.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.116%	22,127,184	$22,127,184
Total investments excluding purchased options (cost: $306,086,847)		329,830,684
Total purchased options outstanding (0.0%) (cost: $1,372,890)		71,932
Total investments in securities (cost: $307,459,737) (c)		329,902,616
Cash and other assets in excess of liabilities (4.9%)		16,933,730
Total net assets (100.0%)		$346,836,346

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2020, securities with an aggregate market value of $27,283,500 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 500® E-Mini Index Future	September 2020	887	Short	$(137,673,849)	$(137,050,370)	$623,479

(g)  At June 30, 2020 the cost of investments for federal income tax purposes was $308,880,546. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$22,170,616
Gross unrealized depreciation	(558,987)
Net unrealized appreciation	$21,611,629

See accompanying notes to financial statements.

SFT Managed Volatility Equity Fund
Investments in Securities – continued

Put Options Purchased:

The Fund had the following put options purchased open at June 30, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$2,600	July 2020	80	$8,000	$28,800
S&P 500 Index	2,520	July 2020	80	8,000	23,400
S&P 500 Index	2,450	July 2020	80	8,000	18,000
S&P 500 Index	2,660	July 2020	45	4,500	900
S&P 500 Index	2,625	July 2020	52	5,200	832
					$71,932

Put Options Written:

The Fund had the following put options written open at June 30, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$2,170	July 2020	80	$8,000	$(9,600)
S&P 500 Index	2,090	July 2020	80	8,000	(7,800)
S&P 500 Index	2,020	July 2020	80	8,000	(6,800)
S&P 500 Index	2,970	July 2020	45	4,500	(2,700)
S&P 500 Index	2,925	July 2020	52	5,200	(7,020)
					$(33,920)

See accompanying notes to financial statements.

SFT Real Estate Securities Fund
Investments in Securities

June 30, 2020
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.4%)
Consumer Discretionary (0.4%)
Hotels, Restaurants & Leisure (0.4%)
Marriott International, Inc. – Class A	5,800	$497,234
Real Estate (97.0%)
Health Care REITs (9.6%)
Healthcare Trust of America, Inc. – Class A	59,900	1,588,548
Healthpeak Properties, Inc.	128,600	3,544,216
Omega Healthcare Investors, Inc.	40,800	1,212,984
Physicians Realty Trust	33,900	593,928
Ventas, Inc.	22,496	823,804
Welltower, Inc.	63,000	3,260,250
		11,023,730
Hotels & Resort REITs (2.1%)
Host Hotels & Resorts, Inc.	111,346	1,201,423
Park Hotels & Resorts, Inc.	68,600	678,454
RLJ Lodging Trust	55,900	527,696
		2,407,573
Industrial REITs (15.5%)
Duke Realty Corp.	134,300	4,752,877
First Industrial Realty Trust, Inc.	60,700	2,333,308
ProLogis, Inc.	114,481	10,684,512
		17,770,697
Office REITs (9.8%)
Alexandria Real Estate Equities, Inc.	27,222	4,416,769
Boston Properties, Inc.	29,183	2,637,560
Cousins Properties, Inc.	66,850	1,994,136
Highwoods Properties, Inc.	30,200	1,127,366
Kilroy Realty Corp.	17,136	1,005,883
		11,181,714
Residential REITs (20.7%)
American Homes 4 Rent – Class A	120,400	3,238,760
Apartment Investment & Management Co. – Class A	13,000	489,320
AvalonBay Communities, Inc.	20,326	3,143,212
Camden Property Trust	29,400	2,681,868
Equity Lifestyle Properties, Inc.	22,300	1,393,304
Equity Residential	23,100	1,358,742
Essex Property Trust, Inc.	8,516	1,951,612
Invitation Homes, Inc.	119,200	3,281,576
Mid-America Apartment Communities, Inc.	13,600	1,559,512
Sun Communities, Inc.	17,300	2,347,264
UDR, Inc.	58,100	2,171,778
		23,616,948
Retail REITs (8.6%)
Agree Realty Corp.	22,400	1,471,904
Brixmor Property Group, Inc.	104,200	1,335,844
Realty Income Corp.	45,300	2,695,350
Regency Centers Corp.	20,514	941,387
Simon Property Group, Inc.	24,179	1,653,360
	Shares	Value(a)
Taubman Centers, Inc.	22,800	$860,928
Weingarten Realty Investors	44,700	846,171
		9,804,944
Specialized REITs (30.7%)
American Tower Corp.	4,500	1,163,430
Crown Castle International C orp.	3,400	568,990
CubeSmart	28,100	758,419
CyrusOne, Inc.	41,100	2,990,025
Digital Realty Trust, Inc.	30,400	4,320,144
Equinix, Inc.	14,034	9,856,078
Extra Space Storage, Inc.	17,500	1,616,475
Four Corners Property Trust, Inc.	19,800	483,120
Gaming and Leisure Properties, Inc.	36,964	1,278,954
Public Storage	21,100	4,048,879
QTS Realty Trust, Inc. – Class A	32,000	2,050,880
STORE Capital Corp.	62,200	1,480,982
VEREIT, Inc.	293,200	1,885,276
VICI Properties, Inc.	129,241	2,609,376
		35,111,028
Total common stocks (cost: $109,463,586)		111,413,868
Short-Term Securities (2.3%)
Investment Companies (2.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.116%	2,603,935	2,603,935
Total short-term securities (cost: $2,603,935)		2,603,935
Total investments in securities (cost: $112,067,521) (b)		114,017,803
Cash and other assets in excess of liabilities (0.3%)		316,332
Total net assets (100.0%)		$114,334,135

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  At June 30, 2020 the cost of investments for federal income tax purposes was $114,650,941. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$8,036,327
Gross unrealized depreciation	(8,669,465)
Net unrealized depreciation	$(633,138)

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities

June 30, 2020
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.6%)
Consumer Discretionary (5.6%)
Auto Components (0.4%)
Magna International, Inc. (b)	13,753	$612,421
Hotels & Resort REITs (0.6%)
Hilton Worldwide Holdings, Inc.	15,200	1,116,440
Hotels, Restaurants & Leisure (2.3%)
Marriott International, Inc. – Class A	10,871	931,971
McDonald's Corp.	8,849	1,632,375
Yum! Brands, Inc.	17,024	1,479,556
		4,043,902
Internet & Catalog Retail (0.1%)
Booking Holdings, Inc. (c)	120	191,081
Media (0.8%)
The Walt Disney Co.	11,868	1,323,400
Multiline Retail (0.1%)
Target Corp.	1,500	179,895
Specialty Retail (1.3%)
O'Reilly Automotive, Inc. (c)	1,710	721,056
Ross Stores, Inc.	7,782	663,338
The Home Depot, Inc.	1,442	361,235
The TJX Cos., Inc.	8,400	424,704
		2,170,333
Consumer Staples (2.9%)
Food & Staples Retailing (0.5%)
CVS Health Corp.	13,200	857,604
Walmart, Inc.	400	47,912
		905,516
Food Products (1.3%)
Tyson Foods, Inc. – Class A	37,376	2,231,721
Tobacco (1.1%)
Altria Group, Inc.	20,700	812,475
Philip Morris International, Inc.	14,616	1,023,997
		1,836,472
Energy (5.1%)
Energy Equipment & Services (0.4%)
Halliburton Co.	49,205	638,681
Oil, Gas & Consumable Fuels (4.7%)
Chevron Corp.	12,775	1,139,913
ConocoPhillips	8,613	361,918
Enbridge, Inc. (b)	43,829	1,333,278
EOG Resources, Inc.	7,678	388,968
Exxon Mobil Corp.	24,700	1,104,584
Hess Corp.	5,854	303,296
TC Energy Corp. (b)	41,395	1,774,190
The Williams Cos., Inc.	91,683	1,743,811
		8,149,958
	Shares	Value(a)
Financial (17.2%)
Capital Markets (5.9%)
CME Group, Inc.	5,753	$935,093
E*Trade Financial Corp.	36,040	1,792,269
Intercontinental Exchange, Inc.	8,006	733,350
Morgan Stanley	115,135	5,561,020
The Charles Schwab Corp.	31,730	1,070,570
		10,092,302
Commercial Banks (3.0%)
Bank of America Corp.	189,714	4,505,707
Fifth Third Bancorp	15,909	306,726
JPMorgan Chase & Co.	1,900	178,714
Truist Financial Corp.	3,792	142,390
		5,133,537
Consumer Finance (1.0%)
Capital One Financial Corp.	27,282	1,707,580
Diversified Financial Services (1.1%)
Equitable Holdings, Inc.	98,541	1,900,856
Insurance (6.2%)
American International Group, Inc.	143,515	4,474,798
Chubb, Ltd. (b)	10,515	1,331,409
Hartford Financial Services Group, Inc.	25,214	972,000
Marsh & McLennan Cos., Inc.	19,237	2,065,477
MetLife, Inc.	43,700	1,595,924
Principal Financial Group, Inc.	4,279	177,749
Prudential Financial, Inc.	2,600	158,340
		10,775,697
Health Care (15.2%)
Biotechnology (2.1%)
AbbVie, Inc.	36,509	3,584,454
Health Care Equipment & Supplies (7.2%)
Abbott Laboratories	3,400	310,862
Becton Dickinson and Co.	5,326	1,274,352
Boston Scientific Corp. (c)	45,743	1,606,037
Danaher Corp.	36,858	6,517,600
Medtronic PLC (b)	7,209	661,065
Stryker Corp.	8,313	1,497,919
Zimmer Biomet Holdings, Inc.	4,118	491,525
		12,359,360
Health Care Providers & Services (2.3%)
Anthem, Inc.	5,323	1,399,843
HCA Healthcare, Inc.	14,071	1,365,731
UnitedHealth Group, Inc.	3,931	1,159,448
		3,925,022
Life Sciences Tools & Services (2.7%)
Agilent Technologies, Inc.	13,368	1,181,330
Thermo Fisher Scientific, Inc.	9,880	3,579,919
		4,761,249

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Shares	Value(a)
Pharmaceuticals (0.9%)
Bausch Health Cos., Inc. (b) (c)	33,675	$615,916
Elanco Animal Health, Inc. (c)	45,444	974,774
		1,590,690
Industrials (9.5%)
Air Freight & Logistics (0.7%)
United Parcel Service, Inc. – Class B	10,300	1,145,154
Building Products (0.1%)
Johnson Controls International PLC (b)	3,900	133,146
Construction & Engineering (0.7%)
Jacobs Engineering Group, Inc.	13,597	1,153,026
Electrical Equipment (0.7%)
Rockwell Automation, Inc.	5,900	1,256,700
Industrial Conglomerates (4.2%)
General Electric Co.	625,874	4,274,719
Honeywell International, Inc.	13,974	2,020,501
Roper Technologies, Inc.	2,435	945,413
		7,240,633
Machinery (1.7%)
Cummins, Inc.	1,700	294,542
Deere & Co.	11,800	1,854,370
Otis Worldwide Corp.	4,300	244,498
Stanley Black & Decker, Inc.	3,800	529,644
		2,923,054
Professional Services (0.2%)
United Rentals, Inc. (c)	2,400	357,696
Road & Rail (1.2%)
Norfolk Southern Corp.	6,599	1,158,586
Union Pacific Corp.	5,499	929,716
		2,088,302
Information Technology (22.8%)
Communications Equipment (0.6%)
Motorola Solutions, Inc.	7,508	1,052,096
Computers & Peripherals (1.2%)
Apple, Inc.	5,700	2,079,360
Electronic Equipment, Instruments & Components (0.9%)
Keysight Technologies, Inc. (c)	15,221	1,533,972
Interactive Media & Services (1.9%)
Alphabet, Inc. – Class C (c)	2,338	3,305,020
Facebook, Inc. – Class A (c)	400	90,828
		3,395,848
IT Services (0.1%)
Fiserv, Inc. (c)	1,200	117,144
Semiconductors & Semiconductor Equipment (11.5%)
Analog Devices, Inc.	1,100	134,904
	Shares	Value(a)
Applied Materials, Inc.	64,900	$3,923,205
ASML Holding NV (b)	1,593	586,272
Broadcom, Inc.	4,240	1,338,186
Intel Corp.	29,400	1,759,002
Micron Technology, Inc. (c)	40,039	2,062,809
NVIDIA Corp.	3,450	1,310,690
NXP Semiconductors NV (b)	22,029	2,512,187
QUALCOMM, Inc.	43,349	3,953,862
Texas Instruments, Inc.	12,812	1,626,740
Xilinx, Inc.	5,500	541,145
		19,749,002
Software (6.6%)
Microsoft Corp.	45,074	9,173,010
Salesforce.com, Inc. (c)	2,100	393,393
Synopsys, Inc. (c)	9,119	1,778,205
		11,344,608
Materials (5.8%)
Chemicals (3.6%)
DuPont de Nemours, Inc.	14,500	770,385
Linde PLC (b)	21,000	4,454,310
PPG Industries, Inc.	9,300	986,358
		6,211,053
Containers & Packaging (2.2%)
International Paper Co.	30,245	1,064,927
Packaging Corp. of America	22,258	2,221,348
WestRock Co.	17,236	487,089
		3,773,364
Real Estate (4.6%)
Industrial REITs (3.5%)
ProLogis, Inc.	64,645	6,033,318
Residential REITs (0.6%)
Sun Communities, Inc.	7,582	1,028,726
Specialized REITs (0.5%)
Digital Realty Trust, Inc.	2,351	334,100
Weyerhaeuser Co.	22,669	509,146
		843,246
Utilities (9.8%)
Electric Utilities (5.8%)
Edison International	8,038	436,544
Entergy Corp.	14,756	1,384,260
NextEra Energy, Inc.	25,235	6,060,690
The Southern Co.	40,999	2,125,798
		10,007,292
Independent Power Producers & Energy Traders (0.1%)
AES Corp.	7,500	108,675
Multi-Utilities (3.9%)
Ameren Corp.	23,442	1,649,379
Dominion Energy, Inc.	12,000	974,160
NiSource, Inc.	25,534	580,643
Sempra Energy	29,560	3,465,319
		6,669,501
Total common stocks (cost: $165,915,862)		169,475,483

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Principal/ Shares	Value(a)
Preferred Stocks (0.8%)
Health Care (0.1%)
Becton Dickinson and Co. Series B, 6.125%	4,042	$215,034
Industrials (0.1%)
Stanley Black & Decker, Inc. Series C, 5.000%	154	175,408
Information Technology (0.1%)
Broadcom, Inc. Series A, 8.000%	106	118,121
Utilities (0.5%)
Sempra Energy Series A, 6.000%	2,248	219,697
Sempra Energy Series B, 6.750%	430	42,252
The Southern Co. Series 2019, 6.750%	11,330	499,200
		761,149
Total Preferred Stocks (cost: $1,299,622)		1,269,712
Long-Term Debt Securities (0.1%)
Corporate Obligations (0.1%)
Energy (0.1%)
Oil & Gas (0.1%)
Continental Resources, Inc., 4.375%, 01/15/28	120,000	105,626
Occidental Petroleum Corp., 2.600%, 08/13/21	35,000	34,205
Total long-term debt securities (cost: $81,511)		139,831
Short-Term Securities (0.7%)
Investment Companies (0.7%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.116%	500,000	500,000
T. Rowe Price Reserve Investment Fund, current rate 0.140%	666,398	666,398
Total short-term securities (cost: $1,166,398)		1,166,398
Total investments in securities (cost: $168,463,393) (d)		172,051,424
Liabilities in excess of cash and other assets (-0.1%)		(121,054)
Total net assets (100.0%)		$171,930,370

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Foreign security: The Fund held 8.2% of net assets in foreign securities at June 30, 2020.

(c)  Non-income producing security.

(d)  At June 30, 2020 the cost of investments for federal income tax purposes was $170,503,008. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$12,630,002
Gross unrealized depreciation	(11,081,586)
Net unrealized appreciation	$1,548,416

See accompanying notes to financial statements.

SFT Wellington Core Equity Fund
Investments in Securities

June 30, 2020
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.4%)
Communication Services (1.6%)
Diversified Telecommunication Services (1.6%)
Verizon Communications, Inc.	32,303	$1,780,864
Consumer Discretionary (11.0%)
Hotels, Restaurants & Leisure (1.5%)
McDonald's Corp.	9,257	1,707,639
Internet & Catalog Retail (4.6%)
Amazon.com, Inc. (b)	1,898	5,236,240
Media (1.5%)
The Walt Disney Co.	14,785	1,648,675
Specialty Retail (1.3%)
The TJX Cos., Inc.	28,684	1,450,263
Textiles, Apparel & Luxury Goods (2.1%)
NIKE, Inc. – Class B	13,318	1,305,830
VF Corp.	17,484	1,065,475
		2,371,305
Consumer Staples (10.8%)
Beverages (2.6%)
Constellation Brands, Inc. – Class A	8,917	1,560,029
Monster Beverage Corp. (b)	19,477	1,350,146
		2,910,175
Food & Staples Retailing (3.0%)
Costco Wholesale Corp.	5,171	1,567,899
Walmart, Inc.	15,582	1,866,412
		3,434,311
Food Products (1.2%)
Kellogg Co.	20,357	1,344,783
Household Products (4.0%)
Colgate-Palmolive Co.	23,430	1,716,482
The Procter & Gamble Co.	23,104	2,762,545
		4,479,027
Energy (0.7%)
Oil, Gas & Consumable Fuels (0.7%)
EOG Resources, Inc.	14,886	754,125
Financial (10.8%)
Capital Markets (2.2%)
BlackRock, Inc.	2,197	1,195,366
Morgan Stanley	26,991	1,303,665
		2,499,031
Commercial Banks (5.1%)
Bank of America Corp.	88,690	2,106,388
JPMorgan Chase & Co.	24,131	2,269,762
The PNC Financial Services Group, Inc.	13,249	1,393,927
		5,770,077
	Shares	Value(a)
Consumer Finance (1.1%)
American Express Co.	12,777	$1,216,370
Insurance (2.4%)
Athene Holding, Ltd. – Class A (b) (c)	16,743	522,214
Chubb, Ltd. (c)	8,521	1,078,929
The Allstate Corp.	11,051	1,071,837
		2,672,980
Health Care (15.5%)
Biotechnology (0.5%)
Incyte Corp. (b)	5,816	604,689
Health Care Equipment & Supplies (6.8%)
Abbott Laboratories	10,692	977,570
Baxter International, Inc.	19,597	1,687,302
Becton Dickinson and Co.	4,776	1,142,753
Danaher Corp.	8,189	1,448,061
Hologic, Inc. (b)	23,206	1,322,742
Medtronic PLC (c)	11,180	1,025,206
		7,603,634
Health Care Providers & Services (2.9%)
Laboratory Corp. of America Holdings (b)	5,464	907,625
UnitedHealth Group, Inc.	7,965	2,349,277
		3,256,902
Life Sciences Tools & Services (1.7%)
Thermo Fisher Scientific, Inc.	5,324	1,929,098
Pharmaceuticals (3.6%)
Eli Lilly & Co.	15,488	2,542,820
Merck & Co., Inc.	20,160	1,558,973
		4,101,793
Industrials (9.1%)
Aerospace & Defense (1.1%)
Raytheon Technologies Corp.	19,878	1,224,882
Building Products (1.1%)
Fortune Brands Home & Security, Inc.	19,949	1,275,340
Commercial Services & Supplies (1.1%)
Republic Services, Inc.	14,594	1,197,438
Electrical Equipment (1.2%)
AMETEK, Inc.	14,594	1,304,266
Machinery (2.2%)
IDEX Corp.	6,029	952,823
Illinois Tool Works, Inc.	8,947	1,564,383
		2,517,206
Professional Services (1.0%)
Equifax, Inc.	6,660	1,144,721

See accompanying notes to financial statements.

SFT Wellington Core Equity Fund
Investments in Securities – continued

	Shares	Value(a)
Road & Rail (1.4%)
Norfolk Southern Corp.	6,190	$1,086,778
Uber Technologies, Inc. (b)	16,164	502,377
		1,589,155
Information Technology (32.5%)
Communications Equipment (1.2%)
Motorola Solutions, Inc.	9,797	1,372,854
Computers & Peripherals (4.8%)
Apple, Inc.	14,718	5,369,126
Electronic Equipment, Instruments & Components (1.9%)
CDW Corp.	7,969	925,839
Corning, Inc.	46,766	1,211,239
		2,137,078
Interactive Media & Services (6.1%)
Alphabet, Inc. – Class A (b)	2,274	3,224,646
Facebook, Inc. – Class A (b)	12,790	2,904,225
GoDaddy, Inc. – Class A (b)	10,806	792,404
		6,921,275
IT Services (5.4%)
Fidelity National Information Services, Inc.	8,442	1,131,988
Global Payments, Inc.	7,889	1,338,132
Leidos Holdings, Inc.	15,780	1,478,112
Mastercard, Inc. – Class A	7,264	2,147,965
		6,096,197
Semiconductors & Semiconductor Equipment (5.5%)
KLA Corp.	5,715	1,111,453
Micron Technology, Inc. (b)	18,503	953,275
QUALCOMM, Inc.	10,859	990,449
Teradyne, Inc.	18,501	1,563,519
Texas Instruments, Inc.	12,780	1,622,677
		6,241,373
Software (7.6%)
Microsoft Corp.	24,077	4,899,910
Salesforce.com, Inc. (b)	10,168	1,904,772
SS&C Technologies Holdings, Inc.	13,410	757,397
Workday, Inc. – Class A (b)	5,103	956,098
		8,518,177
Materials (1.7%)
Chemicals (1.7%)
Ecolab, Inc.	4,013	798,386
PPG Industries, Inc.	10,662	1,130,812
		1,929,198
Real Estate (2.3%)
Office REITs (0.9%)
Boston Properties, Inc.	10,665	963,902
Specialized REITs (1.4%)
American Tower Corp.	6,259	1,618,202
	Shares	Value(a)
Utilities (3.4%)
Electric Utilities (3.4%)
American Electric Power Co., Inc.	20,821	$1,658,185
NextEra Energy, Inc.	9,342	2,243,668
		3,901,853
Total common stocks (cost: $86,657,787)		112,094,224
Short-Term Securities (0.7%)
Investment Companies (0.7%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.116%	760,984	760,984
Total short-term securities (cost: $760,984)		760,984
Total investments in securities (cost: $87,418,771) (d)		112,855,208
Liabilities in excess of cash and other assets (-0.1%)		(109,099)
Total net assets (100.0%)		$112,746,109

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 2.3% of net assets in foreign securities at June 30, 2020.

(d)  At June 30, 2020 the cost of investments for federal income tax purposes was $87,472,748. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$29,026,136
Gross unrealized depreciation	(3,643,676)
Net unrealized appreciation	$25,382,460

See accompanying notes to financial statements.

(This page has been left blank intentionally.)

Securian Funds Trust

Statements of Assets and Liabilities

June 30, 2020

(Unaudited)

	SFT Core Bond Fund	SFT Dynamic Managed Volatility Fund		SFT Government Money Market Fund		SFT Index 400 Mid-Cap Fund	SFT Index 500 Fund	SFT International Bond Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers	$485,314,561		$394,887,645		$201,003,423	$164,236,097	$843,745,711	$86,844,152
Affiliated issuers (note 8)	–		183,405,197		–	–	–	–
Cash on demand deposit	97		–		–	520,985	–	–
Due from broker	200,000		16,500,000		–	–	–	–
Foreign currency on deposit[1]	–		–		–	–	–	55,739
Receivable:
Fund shares sold	–		–		203,753	672	3,095	–
Investment securities sold (including paydowns)	1,854,954		–		–	–	–	1,761,163
Dividends and accrued interest	2,550,700		1,597,033		4,291	164,906	657,402	413,519
Refundable foreign income taxes withheld	–		–		–	–	–	50,449
Adviser (note 4)	–		28,225		47,940	–	–	–
Variation margin on futures contracts	–		224,536		–	76,550	204,000	–
Unrealized appreciation on forward foreign currency contracts	–		–		–	–	–	1,669,012
Prepaid expenses	6,771		3,188		3,656	4,673	9,795	3,969
Total assets	489,927,083		596,645,824		201,263,063	165,003,883	844,620,003	90,798,003
Liabilities
Payable:
Fund shares repurchased	319,723		17,499		–	52,676	139,848	32,374
Investment securities purchased	3,335,316		–		–	376,576	–	–
Investment securities purchased on a when-issued or forward – commitment basis (note 2)	3,841,534		–		–	–	–	–
Adviser	268,208		387,858		58,659	58,633	239,244	79,577
Variation margin on futures contracts	33,278		–		–	–	–	–
Accrued expenses	202,282		140,717		92,859	115,192	184,049	235,287
Unrealized depreciation on forward foreign currency contracts	–		–		–	–	–	1,549,189
Options written at value[2]	–		51,475		–	–	–	–
Total liabilities	8,000,341		597,549		151,518	603,077	563,141	1,896,427
Net assets applicable to outstanding capital stock	$481,926,742		$596,048,275		$201,111,545	$164,400,806	$844,056,862	$88,901,576
Net assets consist of:
Paid in capital**	$372,551,398		$443,018,242		$201,109,479	$(20,931,988)	$(43,050,455)	$98,364,513
Total distributable earnings	109,375,344		153,030,033		2,066	185,332,794	887,107,317	(9,462,937)
Net assets	$481,926,742		$596,048,275		$201,111,545	$164,400,806	$844,056,862	$88,901,576
Net assets by class:
Class 1	$5,213,436	$	N/A	$	N/A	$11,492,043	$219,884,118	$1,352,094
Class 2	476,713,306		596,048,275		201,111,545	152,908,763	624,172,744	87,549,482
Net asset value per share of outstanding capital stock by class:
Class 1	2.662		N/A		N/A	4.814	12.894	2.457
Class 2	2.587		16.811		1	4.678	12.529	2.387
* Identified cost
Unaffiliated issuers	$471,658,169		$372,299,319		$201,003,423	$142,802,415	$333,921,118	$95,380,438
Affiliated issuers	–		107,000,000		–	–	–	–
** Shares outstanding by class:
Class 1	1,958,557		N/A		N/A	2,387,381	17,053,866	550,364
Class 2	184,297,776		35,456,512		201,111,545	32,690,076	49,817,358	36,676,854
[1] Foreign currency on deposit (cost)	$–		$–		$–	$–	$–	$56,033
[2] Premiums received	$–		$773,096		$–	$–	$–	$–

See accompanying notes to financial statements.

	SFT IvySM Growth Fund		SFT IvySM Small Cap Growth Fund		SFT Managed Volatility Equity Fund		SFT Real Estate Securities Fund	SFT T. Rowe Price Value Fund		SFT Wellington Core Equity Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers		$543,515,750		$163,701,197		$329,902,616	$114,017,803		$172,051,424	$112,855,208
Affiliated issuers (note 8)		–		–		–	–		–	–
Cash on demand deposit		–		13		–	–		–	–
Due from broker		–		–		19,225,000	–		–	–
Foreign currency on deposit[1]		–		–		–	–		4,249	–
Receivable:
Fund shares sold		–		–		–	3,854		–	–
Investment securities sold (including paydowns)		–		8,762,083		–	493,475		642,907	–
Dividends and accrued interest		358,854		28,822		1,712	363,724		188,421	82,807
Refundable foreign income taxes withheld		–		–		–	–		–	–
Adviser (note 4)		–		–		21,979	–		–	–
Variation margin on futures contracts		–		–		–	–		–	–
Unrealized appreciation on forward foreign currency contracts		–		–		–	–		–	–
Prepaid expenses		6,988		4,559		5,946	4,082		4,507	3,915
Total assets		543,881,592		172,496,674		349,157,253	114,882,938		172,891,508	112,941,930
Liabilities
Payable:
Fund shares repurchased		144,741		216,721		81,552	62,990		9,797	18,360
Investment securities purchased		–		6,797,761		–	300,115		696,348	–
Investment securities purchased on a when-issued or forward – commitment basis (note 2)		–		–		–	–		–	–
Adviser		411,924		154,399		236,362	96,164		137,831	89,004
Variation margin on futures contracts		–		–		1,884,875	–		–	–
Accrued expenses		124,864		82,264		84,198	89,534		117,162	88,457
Unrealized depreciation on forward foreign currency contracts		–		–		–	–		–	–
Options written at value[2]		–		–		33,920	–		–	–
Total liabilities		681,529		7,251,145		2,320,907	548,803		961,138	195,821
Net assets applicable to outstanding capital stock		$543,200,063		$165,245,529		$346,836,346	$114,334,135		$171,930,370	$112,746,109
Net assets consist of:
Paid in capital**		$108,638,963		$57,851,804		$317,919,033	$16,143,786		$101,360,997	$41,873,961
Total distributable earnings		434,561,100		107,393,725		28,917,313	98,190,349		70,569,373	70,872,148
Net assets		$543,200,063		$165,245,529		$346,836,346	$114,334,135		$171,930,370	$112,746,109
Net assets by class:
Class 1	$	N/A	$	N/A	$	N/A	$5,331,026	$	N/A	$1,327,603
Class 2		543,200,063		165,245,529		346,836,346	109,003,109		171,930,370	111,418,506
Net asset value per share of outstanding capital stock by class:
Class 1		N/A		N/A		N/A	4.927		N/A	18.048
Class 2		23.797		18.686		11.997	4.788		13.622	17.773
* Identified cost
Unaffiliated issuers		$363,812,401		$129,307,884		$307,459,737	$112,067,521		$168,463,393	$87,418,771
Affiliated issuers		–		–		–	–		–	–
** Shares outstanding by class:
Class 1		N/A		N/A		N/A	1,081,926		N/A	73,558
Class 2		22,826,231		8,843,082		28,911,162	22,767,129		12,621,183	6,269,152
[1] Foreign currency on deposit (cost)		$–		$–		$–	$–		$4,137	$–
[2] Premiums received		$–		$–		$520,004	$–		$–	$–

Securian Funds Trust

Statements of Operations

Six months ended June 30, 2020

(Unaudited)

	SFT Core Bond Fund	SFT Dynamic Managed Volatility Fund	SFT Government Money Market Fund	SFT Index 400 Mid-Cap Fund	SFT Index 500 Fund	SFT International Bond Fund
Income:
Interest[1]	$7,763,123	$3,323,357	$745,755	$130	$–	$1,165,771
Dividends[1]	35,271	851,717	123,466	1,511,587	8,441,235	10,718
Foreign tax withholding	–	–	–	(169)	–	(54,106)
Total investment income	7,798,394	4,175,074	869,221	1,511,548	8,441,235	1,122,383
Expenses (note 4):
Investment advisory fee	961,728	1,541,410	297,043	125,335	624,457	281,783
Rule 12b-1 fees	594,722	700,641	247,535	195,468	779,347	115,711
Audit and accounting services	132,174	106,266	62,606	70,116	117,355	78,768
Administrative services fee	33,417	22,575	26,752	16,211	16,211	42,517
Legal fees	11,388	11,388	11,388	11,388	18,648	11,486
Custodian fees	8,802	7,608	5,072	9,648	11,089	55,843
Printing and shareholder reports	5,320	5,320	5,320	5,320	5,320	5,320
Trustee's fees	11,437	11,437	11,437	11,437	11,437	11,437
S&P licensing fee	–	–	–	10,443	30,282	–
Insurance	4,555	4,555	4,555	4,555	4,555	4,555
Other	8,400	2,084	3,078	5,166	15,212	8,598
Total expenses before fees waived	1,771,943	2,413,284	674,786	465,087	1,633,913	616,018
Less fees waived (note 4)	–	(171,241)	(197,114)	–	–	–
Total expenses net of fees waived	1,771,943	2,242,043	477,672	465,087	1,633,913	616,018
Net investment income	6,026,451	1,933,031	391,549	1,046,461	6,807,322	506,365
Realized gains (losses) on investments and foreign currencies:
Investments (note 3)
Unaffiliated issuers	6,357,401	20,932,439	–	3,672,891	26,433,087	(3,004,354)
Written options contracts	–	(11,688,682)	–	–	–	–
Swap contracts	–	–	–	–	–	(5,621,871)
Foreign forward currency contracts	–	–	–	–	–	645,423
Foreign currency transactions	–	–	–	–	–	78,853
Net increase from litigation payments	471	–	–	5,654	12,627	–
Futures contracts	2,936,894	(6,157,785)	–	(26,885)	(132,190)	–
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers, net of foreign capital gains tax[2]	374	3,546,224	–	(29,345,613)	(63,241,121)	(2,594,606)
Affiliated issuers (note 8)	–	(5,908,622)	–	–	–	–
Written options contracts	–	721,621	–	–	–	–
Swap contracts	–	–	–	–	–	1,623,904
Translation of assets and liabilities in foreign currency	–	–	–	–	–	100,302
Foreign forward currency contracts	–	–	–	–	–	1,999,315
Futures contracts	471,818	(5,996,547)	–	(403,051)	(565,488)	–
Net gains (losses) on investments	9,766,958	(4,551,352)	–	(26,097,004)	(37,493,085)	(6,773,034)
Net increase (decrease) in net assets resulting from operations	$15,793,409	$(2,618,321)	$391,549	$(25,050,543)	$(30,685,763)	$(6,266,669)
[1] All income is from unaffiliated issuers.
[2] Change in unrealized appreciation or depreciation on deferred foreign capital gains tax	$–	$–	$–	$–	$–	$32,961

See accompanying notes to financial statements.

	SFT IvySM Growth Fund	SFT IvySM Small Cap Growth Fund	SFT Managed Volatility Equity Fund	SFT Real Estate Securities Fund	SFT T. Rowe Price Value Fund	SFT Wellington Core Equity Fund
Income:
Interest[1]	$11,575	$12,758	$7,171	$–	$7,908	$–
Dividends[1]	2,430,068	331,673	4,782,159	2,051,132	2,037,781	887,957
Foreign tax withholding	(16,656)	–	–	–	(30,573)	(7,282)
Total investment income	2,424,987	344,431	4,789,330	2,051,132	2,015,116	880,675
Expenses (note 4):
Investment advisory fee	1,726,354	681,763	1,005,196	417,665	582,146	363,798
Rule 12b-1 fees	646,696	200,519	456,907	142,474	217,219	138,403
Audit and accounting services	84,885	59,372	70,263	65,939	59,374	63,203
Administrative services fee	16,211	16,211	16,260	16,211	16,211	16,211
Legal fees	11,388	11,388	11,388	11,388	11,388	11,388
Custodian fees	6,565	8,603	7,360	6,215	21,980	7,458
Printing and shareholder reports	5,320	5,320	5,320	5,320	5,320	5,320
Trustee's fees	11,437	11,437	11,437	11,437	11,437	11,437
S&P licensing fee	–	–	–	–	–	–
Insurance	4,555	4,555	4,555	4,555	4,555	4,555
Other	9,592	4,869	6,758	3,972	4,969	3,774
Total expenses before fees waived	2,523,003	1,004,037	1,595,444	685,176	934,599	625,547
Less fees waived (note 4)	–	–	(133,349)	–	–	–
Total expenses net of fees waived	2,523,003	1,004,037	1,462,095	685,176	934,599	625,547
Net investment income	(98,016)	(659,606)	3,327,235	1,365,956	1,080,517	255,128
Realized gains (losses) on investments and foreign currencies:
Investments (note 3)
Unaffiliated issuers	33,902,623	5,807,683	20,227,065	(4,897,234)	(8,309,939)	301,930
Written options contracts	–	–	(8,281,191)	–	–	–
Swap contracts	–	–	–	–	–	–
Foreign forward currency contracts	–	–	–	–	–	–
Foreign currency transactions	–	–	–	–	640	–
Net increase from litigation payments	–	–	–	–	–	145
Futures contracts	–	–	(24,012,086)	–	–	–
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers, net of foreign capital gains tax[2]	10,726,673	(6,399,459)	(35,359,224)	(13,829,980)	(19,602,500)	(6,097,866)
Affiliated issuers (note 8)	–	–	–	–	–	–
Written options contracts	–	–	486,084	–	–	–
Swap contracts	–	–	–	–	–	–
Translation of assets and liabilities in foreign currency	–	–	–	–	161	–
Foreign forward currency contracts	–	–	–	–	–	–
Futures contracts	–	–	(811,861)	–	–	–
Net gains (losses) on investments	44,629,296	(591,776)	(47,751,213)	(18,727,214)	(27,911,638)	(5,795,791)
Net increase (decrease) in net assets resulting from operations	$44,531,280	$(1,251,382)	$(44,423,978)	$(17,361,258)	$(26,831,121)	$(5,540,663)
[1] All income is from unaffiliated issuers.
[2] Change in unrealized appreciation or depreciation on deferred foreign capital gains tax	$–	$–	$–	$–	$–	$–

Securian Funds Trust

Statements of Changes in Net Assets

Six months ended June 30, 2020 and year ended December 31, 2019

(Unaudited)

	SFT Core Bond Fund		SFT Dynamic Managed Volatility Fund		SFT Government Money Market Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income	$6,026,451	$13,478,143	$1,933,031	$5,867,064	$391,549	$1,284,447
Net realized gains (losses) on investments	9,294,766	9,488,921	3,085,972	15,312,921	–	–
Net change in unrealized appreciation or depreciation of investments	472,192	16,218,224	(7,637,324)	70,624,152	–	–
Net increase (decrease) in net assets resulting from operations	15,793,409	39,185,288	(2,618,321)	91,804,137	391,549	1,284,447
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–	(391,549)	(1,284,447)
Decrease in net assets from distributions	–	–	–	–	(391,549)	(1,284,447)
Capital stock transactions:
Proceeds from sales
Class 1	410,277	1,334,322	–	–	–	–
Class 2	6,179,346	49,742,319	32,813,651	79,500,104	35,066,303	139,146,640
Value of distributions reinvested
Class 2	–	–	–	–	391,549	1,284,447
Payments for redemption of shares
Class 1	(422,959)	(270,848)	–	–	–	–
Class 2	(27,911,028)	(39,982,740)	(11,951,779)	(8,732,213)	(22,697,253)	(24,840,919)
Increase (decrease) in net assets from capital stock transactions	(21,744,364)	10,823,053	20,861,872	70,767,891	12,760,599	115,590,168
Total increase (decrease) in net assets	(5,950,955)	50,008,341	18,243,551	162,572,028	12,760,599	115,590,168
Net assets at beginning of period	487,877,697	437,869,356	577,804,724	415,232,696	188,350,946	72,760,778
Net assets at end of period	$481,926,742	$487,877,697	$596,048,275	$577,804,724	$201,111,545	$188,350,946
Capital share transactions:
Proceeds from sales
Class 1	156,444	530,425	–	–	–	–
Class 2	2,438,839	20,409,568	1,972,544	5,065,468	35,066,303	139,146,640
Issued on reinvestment of distributions
Class 2	–	–	–	–	391,549	1,284,447
Payments for redemption of shares
Class 1	(166,312)	(107,768)	–	–	–	–
Class 2	(11,176,341)	(16,439,579)	(721,114)	(555,947)	(22,697,253)	(24,840,919)
Net change from capital transactions	(8,747,370)	4,392,646	1,251,430	4,509,521	12,760,599	115,590,168

See accompanying notes to financial statements.

	SFT Index 400 Mid-Cap Fund		SFT Index 500 Fund
	2020	2019	2020	2019
Operations:
Net investment income	$1,046,461	$2,271,732	$6,807,322	$14,404,923
Net realized gains (losses) on investments	3,651,660	19,744,824	26,313,524	90,285,793
Net change in unrealized appreciation or depreciation of investments	(29,748,664)	23,403,635	(63,806,609)	128,561,149
Net increase (decrease) in net assets resulting from operations	(25,050,543)	45,420,191	(30,685,763)	233,251,865
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–
Decrease in net assets from distributions	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	1,060,287	2,617,325	3,189,682	8,781,974
Class 2	3,786,758	5,969,796	3,687,321	21,035,749
Value of distributions reinvested
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	(180,296)	(344,997)	(820,442)	(576,895)
Class 2	(13,411,277)	(45,831,458)	(45,717,722)	(142,875,851)
Increase (decrease) in net assets from capital stock transactions	(8,744,528)	(37,589,334)	(39,661,161)	(113,635,023)
Total increase (decrease) in net assets	(33,795,071)	7,830,857	(70,346,924)	119,616,842
Net assets at beginning of period	198,195,877	190,365,020	914,403,786	794,786,944
Net assets at end of period	$164,400,806	$198,195,877	$844,056,862	$914,403,786
Capital share transactions:
Proceeds from sales
Class 1	235,508	510,620	257,845	734,837
Class 2	926,815	1,219,957	311,920	1,806,569
Issued on reinvestment of distributions
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	(35,400)	(67,702)	(65,651)	(49,423)
Class 2	(2,847,027)	(9,253,499)	(3,779,847)	(12,265,757)
Net change from capital transactions	(1,720,104)	(7,590,624)	(3,275,733)	(9,773,774)

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months ended June 30, 2020 and year ended December 31, 2019

(Unaudited)

	SFT International Bond Fund		SFT IvySM Growth Fund		SFT IvySM Small Cap Growth Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income	$506,365	$4,373,883	$(98,016)	$(142,468)	$(659,606)	$(1,505,495)
Net realized gains (losses) on investments	(7,901,949)	2,735,266	33,902,623	72,857,334	5,807,683	11,870,330
Net change in unrealized appreciation or depreciation of investments	1,128,915	(5,356,463)	10,726,673	84,915,152	(6,399,459)	26,987,819
Net increase (decrease) in net assets resulting from operations	(6,266,669)	1,752,686	44,531,280	157,630,018	(1,251,382)	37,352,654
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–	–	–
Decrease in net assets from distributions	–	–	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	105,600	293,301	–	–	–	–
Class 2	2,915,019	3,454,630	975,269	802,099	257,311	5,859,469
Value of distributions reinvested
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	(60,905)	(158,050)	–	–	–	–
Class 2	(8,206,598)	(9,594,759)	(47,149,180)	(67,472,882)	(10,481,576)	(29,858,350)
Increase (decrease) in net assets from capital stock transactions	(5,246,884)	(6,004,878)	(46,173,911)	(66,670,783)	(10,224,265)	(23,998,881)
Total increase (decrease) in net assets	(11,513,553)	(4,252,192)	(1,642,631)	90,959,235	(11,475,647)	13,353,773
Net assets at beginning of period	100,415,129	104,667,321	544,842,694	453,883,459	176,721,176	163,367,403
Net assets at end of period	$88,901,576	$100,415,129	$543,200,063	$544,842,694	$165,245,529	$176,721,176
Capital share transactions:
Proceeds from sales
Class 1	41,592	111,392	–	–	–	–
Class 2	1,186,273	1,348,942	45,205	41,386	15,630	332,095
Issued on reinvestment of distributions
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	(23,904)	(60,030)	–	–	–	–
Class 2	(3,353,363)	(3,760,062)	(2,156,870)	(3,458,081)	(586,521)	(1,679,618)
Net change from capital transactions	(2,149,402)	(2,359,758)	(2,111,665)	(3,416,695)	(570,891)	(1,347,523)

See accompanying notes to financial statements.

	SFT Managed Volatility Equity Fund		SFT Real Estate Securities Fund
	2020	2019	2020	2019
Operations:
Net investment income	$3,327,235	$7,534,805	$1,365,956	$2,117,814
Net realized gains (losses) on investments	(12,066,212)	(5,380,256)	(4,897,234)	8,466,622
Net change in unrealized appreciation or depreciation of investments	(35,685,001)	50,433,581	(13,829,980)	17,952,628
Net increase (decrease) in net assets resulting from operations	(44,423,978)	52,588,130	(17,361,258)	28,537,064
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–
Decrease in net assets from distributions	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	–	–	428,321	1,057,638
Class 2	6,777,164	47,244,395	3,111,820	1,584,153
Value of distributions reinvested
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(175,259)	(372,857)
Class 2	(5,994,826)	(7,839,141)	(5,877,550)	(16,787,194)
Increase (decrease) in net assets from capital stock transactions	782,338	39,405,254	(2,512,668)	(14,518,260)
Total increase (decrease) in net assets	(43,641,640)	91,993,384	(19,873,926)	14,018,804
Net assets at beginning of period	390,477,986	298,484,602	134,208,061	120,189,257
Net assets at end of period	$346,836,346	$390,477,986	$114,334,135	$134,208,061
Capital share transactions:
Proceeds from sales
Class 1	–	–	82,942	195,847
Class 2	530,161	3,734,839	655,257	304,892
Issued on reinvestment of distributions
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(35,870)	(70,129)
Class 2	(484,972)	(613,619)	(1,192,304)	(3,250,483)
Net change from capital transactions	45,189	3,121,220	(489,975)	(2,819,873)

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months ended June 30, 2020 and year ended December 31, 2019

(Unaudited)

	SFT T. Rowe Price Value Fund		SFT Wellington Core Equity Fund
	2020	2019	2020	2019
Operations:
Net investment income	$1,080,517	$2,527,269	$255,128	$551,953
Net realized gains (losses) on investments	(8,309,299)	10,493,939	302,075	5,212,510
Net change in unrealized appreciation or depreciation of investments	(19,602,339)	31,861,701	(6,097,866)	27,656,503
Net increase (decrease) in net assets resulting from operations	(26,831,121)	44,882,909	(5,540,663)	33,420,966
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–
Decrease in net assets from distributions	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	–	–	208,637	388,020
Class 2	5,190,208	890,940	463,966	826,629
Value of distributions reinvested
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(85,637)	(184,716)
Class 2	(7,606,465)	(26,185,195)	(7,181,466)	(13,095,888)
Increase (decrease) in net assets from capital stock transactions	(2,416,257)	(25,294,255)	(6,594,500)	(12,065,955)
Total increase (decrease) in net assets	(29,247,378)	19,588,654	(12,135,163)	21,355,011
Net assets at beginning of period	201,177,748	181,589,094	124,881,272	103,526,261
Net assets at end of period	$171,930,370	$201,177,748	$112,746,109	$124,881,272
Capital share transactions:
Proceeds from sales
Class 1	–	–	12,005	23,139
Class 2	427,367	63,184	30,356	49,861
Issued on reinvestment of distributions
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(4,763)	(10,670)
Class 2	(524,252)	(1,793,344)	(409,424)	(791,884)
Net change from capital transactions	(96,885)	(1,730,160)	(371,826)	(729,554)

See accompanying notes to financial statements.

Securian Funds Trust
Financial Highlights

SFT Core Bond Fund

	Class 1 Shares
	Six months ended June 30, 2020		Year ended December 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$2.571		$2.355	$2.368	$2.257	$2.157	$2.148
Income from investment operations:
Net investment income (a)	.036		.078	.077	.069	.066	.066
Net realized and unrealized gain(loss) on investments .	.055		.138	(.090)	.042	.034	(.057)
Total from investment operations .	.091		.216	(.013)	.111	.100	.009
Net asset value, end of period	$2.662		$2.571	$2.355	$2.368	$2.257	$2.157
Total return (b)	3.54%		9.18%	(0.59)%	4.95%	4.63%	0.41%
Net assets, end of period (in thousands)	$5,213		$5,060	$3,640	$2,608	$2,113	$6,243
Ratios to average net assets:
Expenses (c)	.49	%(d)	.49%	.50%	.49%	.49%	.49%
Net investment income	2.75	%(d)	3.11%	3.29%	2.96%	2.97%	3.03%
Portfolio turnover rate (excluding short-term securities)	72.1	%(e)	130.4%	151.1%	159.8%	249.6%	179.3%
	Class 2 Shares
	Six months ended June 30, 2020		Year ended December 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$2.501		$2.297	$2.316	$2.212	$2.120	$2.117
Income from investment operations:
Net investment income (a)	.031		.070	.069	.062	.059	.059
Net realized and unrealized gain(loss) on investments	.055		.134	(.088)	.042	.033	(.056)
Total from investment operations .	.086		.204	(.019)	.104	.092	.003
Net asset value, end of period	$2.587		$2.501	$2.297	$2.316	$2.212	$2.120
Total return (b)	3.42%		8.90%	(0.84)%	4.69%	4.37%	0.16%
Net assets, end of period (in thousands)	$476,714		$482,818	$434,229	$382,697	$368,156	$382,934
Ratios to average net assets:
Expenses (c)	.74	%(d)	.74%	.75%	.74%	.74%	.74%
Net investment income	2.50	%(d)	2.87%	3.04%	2.71%	2.68%	2.78%
Portfolio turnover rate (excluding short-term securities)	72.1	%(e)	130.4%	151.1%	159.8%	249.6%	179.3%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Dynamic Managed Volatility Fund

	Class 1 Shares
	Six months ended June 30, 2020		Year ended December 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$16.892		$13.983	$14.401	$12.210	$11.226	$11.603
Income from investment operations:
Net investment income (a)	.057		.185	.162	.116	.091	.082
Net realized and unrealized gain(loss) on investments	(.138)		2.724	(.580)	2.075	.893	(.459)
Total from investment operations	(.081)		2.909	(.418)	2.191	.984	(.377)
Net asset value, end of period	$16.811		$16.892	$13.983	$14.401	$12.210	$11.226
Total return (b)	(0.48)%		20.81%	(2.90)%	17.94%	8.77%	(3.25)%
Net assets, end of period (in thousands)	$596,048		$577,805	$415,233	$373,124	$281,000	$203,987
Ratios to average net assets:
Expenses before waiver (c)	.86	%(d)	.90%	.98%	.98%	1.00%	1.02%
Expenses net of waiver (c)(e)	.80	%(d)	.80%	.80%	.80%	.80%	.80%
Net investment income	.69	%(d)	1.18%	1.12%	.87%	.79%	.71%
Portfolio turnover rate (excluding short-term securities)	–	%(f)	1.2%	2.2%	1.7%	1.4%	5.1%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Ratio is net of fees waived by the advisor and distributor (see note 4).

(f)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Government Money Market Fund

	Class 2 Shares
	Six months ended June 30, 2020		Year ended December 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income (a)	.002		.015	.012	.001	–	–
Net realized and unrealized gain on investments	–		–	–	–	–	–
Total from investment operations	.002		.015	.012	.001	–	–
Less distributions:
Distributions from net investment income	(.002)		(.015)	(.012)	(.001)	–	–
Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total return (b)	0.21%		1.50%	1.18%	0.13%	–%	–%
Net assets, end of period (in thousands)	$201,112		$188,351	$72,761	$66,980	$77,795	$88,829
Ratios to average net assets:
Expenses before waiver	.68	%(c)	.83%	.90%	.92%	.91%	.85%
Expenses net of waiver (d)(e)	.48	%(c)	.70%	.70%	.78%	.36%	.12%
Net investment income	.40	%(c)	1.35%	1.18%	.13%	–%	–%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  Adjusted to an annual basis.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Ratio is net of fees waived by the advisor and distributor (see note 4).

Securian Funds Trust
Financial Highlights – continued

SFT Index 400 Mid-Cap Fund

	Class 1 Shares
	Six months ended June 30, 2020		Year ended December 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$5.527		$4.392	$4.955	$4.275	$3.553	$3.640
Income from investment operations:
Net investment income (a) .	.035		.067	.065	.055	.045	.046
Net realized and unrealized gain(loss) on investments	(.748)		1.068	(.628)	.625	.677	(.133)
Total from investment operations	(.713)		1.135	(.563)	.680	.722	(.087)
Net asset value, end of period	$4.814		$5.527	$4.392	$4.955	$4.275	$3.553
Total return (b)	(12.90)%		25.82%	(11.36)%	15.90%	20.34%	(2.39)%
Net assets, end of period (in thousands)	$11,492		$12,088	$7,662	$6,378	$4,290	$16,847
Ratios to average net assets:
Expenses (c) .	.32	%(d)	.29%	.27%	.26%	.26%	.26%
Net investment income	1.49	%(d)	1.31%	1.29%	1.21%	1.24%	1.24%
Portfolio turnover rate (excluding short-term securities)	7.8	%(e)	15.1%	14.6%	16.6%	18.5%	16.1%
	Class 2 Shares
	Six months ended June 30, 2020		Year ended December 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$5.377		$4.284	$4.845	$4.191	$3.491	$3.586
Income from investment operations:
Net investment income (a)	.028		.054	.050	.042	.039	.036
Net realized and unrealized gain(loss) on investments	(.727)		1.039	(.611)	.612	.661	(.131)
Total from investment operations	(.699)		1.093	(.561)	.654	.700	(.095)
Net asset value, end of period	$4.678		$5.377	$4.284	$4.845	$4.191	$3.491
Total return (b)	(13.01)%		25.51%	(11.58)%	15.61%	20.04%	(2.63)%
Net assets, end of period (in thousands)	$152,909		$186,108	$182,703	$220,335	$214,408	$185,717
Ratios to average net assets:
Expenses (c)	.57	%(d)	.54%	.52%	.51%	.51%	.51%
Net investment income	1.24	%(d)	1.09%	1.03%	.95%	1.06%	.98%
Portfolio turnover rate (excluding short-term securities)	7.8	%(e)	15.1%	14.6%	16.6%	18.5%	16.1%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Index 500 Fund

	Class 1 Shares
	Six months ended June 30, 2020		Year ended December 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.309		$10.144	$10.629	$8.745	$7.829	$7.737
Income from investment operations:
Net investment income (a)	.112		.215	.192	.175	.160	.147
Net realized and unrealized gain(loss) on investments	(.527)		2.950	(.677)	1.709	.756	(.055)
Total from investment operations	(.415)		3.165	(.485)	1.884	.916	.092
Net asset value, end of period	$12.894		$13.309	$10.144	$10.629	$8.745	$7.829
Total return (b)	(3.12)%		31.20%	(4.56)%	21.54%	11.72%	1.18%
Net assets, end of period (in thousands)	$219,884		$224,410	$164,095	$167,661	$133,014	$110,210
Ratios to average net assets:
Expenses (c)	.21	%(d)	.20%	.20%	.20%	.20%	.21%
Net investment income	1.82	%(d)	1.81%	1.74%	1.82%	1.97%	1.88%
Portfolio turnover rate (excluding short-term securities)	1.0	%(e)	2.6%	2.4%	2.7%	3.5%	6.1%
	Class 2 Shares
	Six months ended June 30, 2020		Year ended December 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.949		$9.894	$10.393	$8.573	$7.693	$7.622
Income from investment operations:
Net investment income (a)	.094		.181	.160	.148	.136	.124
Net realized and unrealized gain(loss) on investments	(.514)		2.874	(.659)	1.672	.744	(.053)
Total from investment operations	(.420)		3.055	(.499)	1.820	.880	.071
Net asset value, end of period	$12.529		$12.949	$9.894	$10.393	$8.573	$7.693
Total return (b)	(3.24)%		30.88%	(4.80)%	21.23%	11.44%	0.93%
Net assets, end of period (in thousands)	$624,173		$689,994	$630,692	$708,275	$609,796	$577,069
Ratios to average net assets:
Expenses (c)	.46	%(d)	.45%	.45%	.45%	.45%	.46%
Net investment income	1.57	%(d)	1.56%	1.49%	1.57%	1.72%	1.61%
Portfolio turnover rate (excluding short-term securities)	1.0	%(e)	2.6%	2.4%	2.7%	3.5%	6.1%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT International Bond Fund

	Class 1 Shares
	Six months ended June 30, 2020		Year ended December 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$2.620		$2.570	$2.533	$2.499	$2.418	$2.517
Income from investment operations:
Net investment income (a)	.017		.116	.091	.102	.064	.063
Net realized and unrealized gain(loss) on investments	(.180)		(.066)	(.054)	(.068)	.017	(.162)
Total from investment operations	(.163)		.050	.037	.034	.081	(.099)
Net asset value, end of period	$2.457		$2.620	$2.570	$2.533	$2.499	$2.418
Total return (b)	(6.24)%		1.93%	1.46%	1.38%	3.35%	(3.92)%
Net assets, end of period (in thousands)	$1,352		$1,396	$1,237	$1,134	$1,097	$984
Ratios to average net assets:
Expenses (c)	1.07	%(d)	1.01%	.95%	.98%	1.00%	.89%
Net investment income	1.31	%(d)	4.43%	3.57%	3.97%	2.67%	2.55%
Portfolio turnover rate (excluding short-term securities)	54.6	%(e)	23.4%	20.4%	58.7%	54.0%	42.4%
	Class 2 Shares
	Six months ended June 30, 2020		Year ended December 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$2.549		$2.507	$2.477	$2.450	$2.376	$2.479
Income from investment operations:
Net investment income (a)	.013		.108	.082	.093	.057	.056
Net realized and unrealized gain(loss) on investments	(.175)		(.066)	(.052)	(.066)	.017	(.159)
Total from investment operations	(.162)		.042	.030	.027	.074	(.103)
Net asset value, end of period	$2.387		$2.549	$2.507	$2.477	$2.450	$2.376
Total return (b)	(6.36)%		1.68%	1.21%	1.12%	3.09%	(4.16)%
Net assets, end of period (in thousands)	$87,550		$99,019	$103,430	$106,869	$109,908	$112,548
Ratios to average net assets:
Expenses (c)	1.32	%(d)	1.26%	1.20%	1.23%	1.24%	1.14%
Net investment income	1.08	%(d)	4.20%	3.32%	3.72%	2.42%	2.29%
Portfolio turnover rate (excluding short-term securities)	54.6	%(e)	23.4%	20.4%	58.7%	54.0%	42.4%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Ivysm Growth Fund

	Class 2 Shares
	Six months ended June 30, 2020		Year ended December 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$21.848		$16.007	$15.662	$12.120	$12.012	$11.253
Income from investment operations:
Net investment income (a)	(.004)		(.005)	.008	.022	.034	.001
Net realized and unrealized gain on investments	1.953		5.846	.337	3.520	.074	.758
Total from investment operations	1.949		5.841	.345	3.542	.108	.759
Net asset value, end of period	$23.797		$21.848	$16.007	$15.662	$12.120	$12.012
Total return (b)	8.92%		36.49%	2.21%	29.22%	0.91%	6.74%
Net assets, end of period (in thousands)	$543,200		$544,843	$453,883	$504,437	$438,985	$479,081
Ratios to average net assets:
Expenses (c) .	.98	%(d)	.98%	.97%	.97%	.98%	.97%
Net investment income	(.04	)%(d)	(.03)%	.04%	.16%	.29%	.01%
Portfolio turnover rate (excluding short-term securities)	16.8	%(e)	29.9%	42.3%	40.5%	52.5%	31.6%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Ivysm Small Cap Growth Fund

	Class 2 Shares
	Six months ended June 30, 2020		Year ended December 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$18.772		$15.181	$15.802	$12.611	$10.414	$10.810
Income from investment operations:
Net investment income (a)	(.072)		(.146)	(.102)	(.111)	(.076)	(.090)
Net realized and unrealized gain(loss) on investments	(.014)		3.737	(.519)	3.302	2.273	(.306)
Total from investment operations	(.086)		3.591	(.621)	3.191	2.197	(.396)
Net asset value, end of period	$18.686		$18.772	$15.181	$15.802	$12.611	$10.414
Total return (b)	(0.49)%		23.66%	(3.93)%	25.30%	21.10%	(3.66)%
Net assets, end of period (in thousands)	$165,246		$176,721	$163,367	$184,233	$163,294	$145,465
Ratios to average net assets:
Expenses (c)	1.25	%(d)	1.23%	1.21%	1.22%	1.24%	1.19%
Net investment income	(.82	)%(d)	(.81)%	(.59)%	(.78)%	(.68)%	(.80)%
Portfolio turnover rate (excluding short-term securities)	30.0	%(e)	43.3%	53.1%	54.4%	99.2%	65.4%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Managed Volatility Equity Fund

	Class 2 Shares
	Six months ended June 30, 2020		Year ended December 31,
	(unaudited)		2019	2018	2017	2016	2015 (a)
Net asset value, beginning of period	$13.527		$11.594	$12.195	$10.483	$10.064	$10.000
Income from investment operations:
Net investment income (b)	.115		.275	.220	.169	.253	.066
Net realized and unrealized gain(loss) on investments	(1.645)		1.658	(.821)	1.543	.166	(.002)
Total from investment operations	(1.530)		1.933	(.601)	1.712	.419	.064
Net asset value, end of period	$11.997		$13.527	$11.594	$12.195	$10.483	$10.064
Total return (c)	(11.32)%		16.67%	(4.93)%	16.33%	4.16%	0.64%
Net assets, end of period (in thousands)	$346,836		$390,478	$298,485	$261,481	$200,138	$25,514
Ratios to average net assets:
Expenses before waiver (d)	.87	%(e)	.90%	.97%	.99%	1.09%	2.28	%(e)
Expenses net of waiver (f)	.80	%(e)	.80%	.80%	.80%	.80%	.80	%(e)
Net investment income	1.82	%(e)	2.17%	1.82%	1.48%	2.43%	5.53	%(e)
Portfolio turnover rate (excluding short-term securities)	19.7	%(g)	–%	–%	9.2%	8.5%	–	%(g)

(a)  The Fund commenced operations on November 18, 2015.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Ratio is net of fees waived by the advisor and distributor (see note 4).

(g)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Real Estate Securities Fund

	Class 1 Shares
	Six months ended June 30, 2020		Year ended December 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$5.661		$4.534	$4.781	$4.526	$4.324	$4.108
Income from investment operations:
Net investment income (a)	.065		.096	.085	.081	.074	.066
Net realized and unrealized gain(loss) on investments	(.799)		1.031	(.332)	.174	.128	.150
Total from investment operations	(.734)		1.127	(.247)	.255	.202	.216
Net asset value, end of period	$4.927		$5.661	$4.534	$4.781	$4.526	$4.324
Total return (b)	(12.96)%		24.87%	(5.16)%	5.63%	4.66%	5.25%
Net assets, end of period (in thousands)	$5,331		$5,858	$4,122	$3,583	$3,085	$6,750
Ratios to average net assets:
Expenses (c)	.91	%(d)	.88%	.87%	.85%	.82%	.84%
Net investment income	2.56	%(d)	1.79%	1.83%	1.75%	1.68%	1.59%
Portfolio turnover rate (excluding short-term securities)	38.4	%(e)	55.5%	70.0%	75.4%	78.0%	65.8%
	Class 2 Shares
	Six months ended June 30, 2020		Year ended December 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$5.508		$4.422	$4.674	$4.436	$4.249	$4.047
Income from investment operations:
Net investment income (a)	.056		.082	.072	.070	.063	.053
Net realized and unrealized gain(loss) on investments	(.776)		1.004	(.324)	.168	.124	.149
Total from investment operations	(.720)		1.086	(.252)	.238	.187	.202
Net asset value, end of period	$4.788		$5.508	$4.422	$4.674	$4.436	$4.249
Total return (b)	(13.07)%		24.56%	(5.40)%	5.37%	4.40%	4.99%
Net assets, end of period (in thousands)	$109,003		$128,350	$116,067	$132,372	$143,139	$145,156
Ratios to average net assets:
Expenses (c)	1.16	%(d)	1.13%	1.12%	1.10%	1.08%	1.09%
Net investment income	2.28	%(d)	1.59%	1.60%	1.55%	1.43%	1.30%
Portfolio turnover rate (excluding short-term securities)	38.4	%(e)	55.5%	70.0%	75.4%	78.0%	65.8%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT T. Rowe Price Value Fund

	Class 2 Shares
	Six months ended June 30, 2020		Year ended December 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$15.818		$12.568	$13.933	$11.747	$10.617	$10.836
Income from investment operations:
Net investment income (a)	.086		.186	.174	.153	.173	.119
Net realized and unrealized gain(loss) on investments	(2.282)		3.064	(1.539)	2.033	.957	(.338)
Total from investment operations	(2.196)		3.250	(1.365)	2.186	1.130	(.219)
Net asset value, end of period	$13.622		$15.818	$12.568	$13.933	$11.747	$10.617
Total return (b)	(13.88)%		25.86%	(9.80)%	18.61%	10.65%	(2.02)%
Net assets, end of period (in thousands)	$171,930		$201,178	$181,589	$226,215	$208,513	$207,698
Ratios to average net assets:
Expenses (c)	1.08	%(d)	1.06%	1.04%	1.03%	1.03%	1.01%
Net investment income	1.24	%(d)	1.28%	1.26%	1.20%	1.59%	1.10%
Portfolio turnover rate (excluding short-term securities)	71.5	%(e)	131.1%	140.0%	90.4%	102.9%	65.0%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Wellington Core Equity Fund

	Class 1 Shares
	Six months ended June 30, 2020		Year ended December 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$18.861		$14.069	$14.369	$11.834	$11.261	$11.148
Income from investment operations:
Net investment income (a)	.062		.120	.099	.084	.089	.075
Net realized and unrealized gain(loss) on investments	(.875)		4.672	(.399)	2.451	.484	.038
Total from investment operations	(.813)		4.792	(.300)	2.535	.573	.113
Net asset value, end of period	$18.048		$18.861	$14.069	$14.369	$11.834	$11.261
Total return (b)	(4.31)%		34.06%	(2.09)%	21.42%	5.09%	1.01%
Net assets, end of period (in thousands)	$1,328		$1,251	$757	$706	$696	$587
Ratios to average net assets:
Expenses (c)	.87	%(d)	.86%	.84%	.85%	.80%	.78%
Net investment income	.71	%(d)	.71%	.66%	.64%	.80%	.66%
Portfolio turnover rate (excluding short-term securities)	12.6	%(e)	14.9%	21.6%	138.0%	88.8%	84.6%
	Class 2 Shares
	Six months ended June 30, 2020		Year ended December 31,
	(unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$18.596		$13.906	$14.238	$11.755	$11.214	$11.129
Income from investment operations:
Net investment income (a)	.039		.077	.060	.051	.060	.046
Net realized and unrealized gain(loss) on investments	(.862)		4.613	(.392)	2.432	.481	.039
Total from investment operations	(.823)		4.690	(.332)	2.483	.541	.085
Net asset value, end of period	$17.773		$18.596	$13.906	$14.238	$11.755	$11.214
Total return (b)	(4.43)%		33.73%	(2.33)%	21.12%	4.83%	0.76%
Net assets, end of period (in thousands)	$111,418		$123,630	$102,769	$120,185	$113,799	$128,297
Ratios to average net assets:
Expenses (c)	1.12	%(d)	1.11%	1.09%	1.10%	1.05%	1.03%
Net investment income	.45	%(d)	.47%	.40%	.40%	.54%	.41%
Portfolio turnover rate (excluding short-term securities)	12.6	%(e)	14.9%	21.6%	138.0%	88.8%	84.6%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Notes to Financial Statements

June 30, 2020

(Unaudited)

(1)  Organization

Securian Funds Trust (the "Trust") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a no-load, diversified open-end management investment company, except that SFT International Bond Fund operates as a non-diversified, open-end management investment company. The Trust is a series trust that includes the Funds and share classes listed below:

Fund Name	Share Class 1	Share Class 2
SFT Core Bond Fund	✓	✓
SFT Dynamic Managed Volatility Fund	NA	✓
SFT Government Money Market Fund	NA	✓
SFT Index 400 Mid-Cap Fund	✓	✓
SFT Index 500 Fund	✓	✓
SFT International Bond Fund	✓	✓
SFT IvySM Growth Fund	NA	✓
SFT IvySM Small Cap Growth Fund	NA	✓
SFT Managed Volatility Equity Fund	NA	✓
SFT Real Estate Securities Fund	✓	✓
SFT T. Rowe Price Value Fund	NA	✓
SFT Wellington Core Equity Fund	✓	✓

Securian Asset Management, Inc. ("Securian AM"), a wholly-owned subsidiary of Securian Financial Group, Inc. ("Securian Financial Group"), serves as the investment adviser to each of the Funds in the Trust pursuant to an investment advisory agreement between Securian AM and the Trust. The Trust's prospectus provides a detailed description of each Fund's investment objective, policies and strategies.

Class 2 shares are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Trust are not offered directly to the public, but sold only to Minnesota Life Insurance Company ("Minnesota Life") and Securian Life Insurance Company ("Securian Life") in connection with Minnesota Life and Securian Life variable life insurance policies and variable annuity contracts, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, "Financial Services—Investment Companies." The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Summary of Significant Accounting Policies

Investments in Securities

Each Fund's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities

Securian Funds Trust
Notes to Financial Statements – continued

(2)   Summary of Significant Accounting Policies – (continued)

exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Securian AM Valuation Committee ("the Valuation Committee") under the supervision of the Trust's Board of Trustees (the "Board") and in accordance with Board-approved valuation policies and procedures. The Board has delegated the daily oversight of the securities valuation function to the Valuation Committee whose members ensure the valuations comply with the valuation policies and affirms the reasonableness of the fair valuation determinations. The fair valued securities are reviewed by the Board at their quarterly meetings.

A Fund's investments will also be valued at fair value by the Valuation Committee if Securian AM determines that an event impacting the value of an investment occurred after the close of the security's primary exchange or market (for example, a foreign exchange or market) and before the time the Fund's net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund's valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the SFT Government Money Market Fund, are valued at market value. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the SFT Government Money Market Fund are valued at amortized cost, which approximates market value, in order to attempt to maintain a constant net asset value of $1.00 per share. However, there is no assurance the SFT Government Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

SFT International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on

Securian Funds Trust
Notes to Financial Statements – continued

(2)   Summary of Significant Accounting Policies – (continued)

a future date. SFT International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward foreign currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds (excluding the SFT Government Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant ("FCM") which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund's assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Interest Rate Swaps

The SFT International Bond Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange interest rate cash flows during the life of the agreement. Each party's payment obligation is computed based on different interest rates, applied to a notional amount. Interest rate swaps often exchange payments based on a fixed rate for payments linked to a floating rate (i.e. LIBOR).

These agreements are executed on a registered exchange ("centrally cleared interest rate swaps"), significantly reducing risk from counterparty default. Upon entering into an interest rate swap contract, a Fund is required to pledge an initial margin, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation and depreciation until the payments are made.

Options Transactions

Each Fund (excluding the SFT Government Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does

Securian Funds Trust
Notes to Financial Statements – continued

(2)   Summary of Significant Accounting Policies – (continued)

not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government agencies securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. At June 30, 2020, no Funds were invested in repurchase agreements.

Federal Taxes

Each Fund, other than SFT Dynamic Managed Volatility Fund, SFT International Bond Fund, SFT Managed Volatility Equity Fund, and SFT T. Rowe Price Value Fund, qualifies for federal income tax purposes as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"). A Fund is treated, for federal income tax purposes, as a partnership if it has more than one shareholder. A Fund's election to be treated as a partnership is not expected to result in any material adverse federal income tax consequences to any owner of a variable annuity contract or variable life insurance policy, or in the tax treatment of any such contract or policy. As a partnership, a Fund is not subject to income tax, and any income, gains, deductions or losses of the Fund will instead pass through and be taken into account for federal income tax purposes by its partners, which will be Minnesota Life and Securian Life through their respective separate accounts. SFT Dynamic Managed Volatility Fund, SFT Managed Volatility Equity Fund and SFT T. Rowe Price Value Fund are treated as disregarded entities for federal income tax purposes. While the Trust anticipates that each Fund other than SFT Dynamic Managed Volatility Fund, SFT Managed Volatility Equity Fund, and SFT T. Rowe Price Value Fund will always have two shareholders, Minnesota Life and Securian Life, a wholly owned subsidiary of Minnesota Life, such ownership could change and accordingly a Fund may at some time have only one shareholder and would be treated as a disregarded entity for federal income tax purposes. A disregarded entity is disregarded for federal income tax purposes as an entity separate from its owner, and the owner is treated as directly owning the assets of the disregarded entity and takes into account for federal income tax purposes the income, gains, deductions and losses relating to those assets.

SFT International Bond Fund qualifies as a regulated investment company for federal income tax purposes. The Fund's policy is to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all (or a sufficient amount) its taxable income and net capital gain to its shareholders. Therefore, no income tax provision is required.

The FASB ASC Topic 740, "Income Taxes" (ASC 740), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. The Funds have evaluated the implications of ASC 740 for all open tax years, and have determined there is no impact to the Funds' financial statements as of the six months ended June 30, 2020. The Funds' federal and state income returns for which the applicable statutes of limitations have not expired (2016, 2017, 2018 and 2019) remain subject to examination by the Internal Revenue Service and states department of revenue.

Securian Funds Trust
Notes to Financial Statements – continued

(2)   Summary of Significant Accounting Policies – (continued)

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences.

Distributions to Shareholders

Distributions to shareholders from net investment income and realized gains (if any) for the SFT Government Money Market Fund are declared daily and reinvested at month-end in additional shares of capital stock. Distributions to shareholders from net investment income and realized gains (if any) for the SFT International Bond Fund are generally declared and reinvested in additional shares of capital stock on an annual basis. The SFT International Bond Fund uses consent dividends in place of regular distributions. The Funds within the partnership are not required to distribute taxable income, and Funds other than SFT Government Money Market Fund and SFT International Bond Fund will not distribute taxable income.

Securities Purchased on a When-Issued or Forward Commitment Basis

Delivery and payment for securities which have been purchased or sold by a Fund on a when-issued or forward commitment basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of June 30, 2020, the SFT Core Bond Fund had entered into outstanding, when-issued or forward commitments at a fair value of $3,841,534. The Fund has segregated assets to cover such when-issued and forward commitments.

Cross-Trades

The Funds are permitted to purchase and sell securities ("cross-trade") from and to other Funds within the Trust as well as outside of the Trust, where both accounts are managed by the same sub-adviser pursuant to "Cross-Trading" procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by a respective Fund from and to another Fund that is or could be considered an affiliate of the Funds under certain limited circumstances by virtue of having a common investment adviser, common officer, or common trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the six months ended June 30, 2020, the Funds engaged in the following cross-trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
SFT T. Rowe Price Value Fund	$109,555	$121,254	$(116,304)

(3)  Investment Security Transactions

The cost of purchases and proceeds from sales of investment securities, other than temporary investments in short-term securities, for the six months ended June 30, 2020 were as follows:

	Non-U.S. Government		U.S. Government*
Fund	Purchases	Sales	Purchases	Sales
SFT Core Bond Fund	$117,455,981	$95,465,977	$201,054,036	$230,104,992
SFT Dynamic Managed Volatility Fund	–	2,928,437	–	162,336
SFT Index 400 Mid-Cap Fund	12,597,676	15,930,815	–	–
SFT Index 500 Fund	7,982,429	38,641,634	–	–
SFT International Bond Fund	6,761,086	14,938,076	32,593,782	43,058,088
SFT IvySM Growth Fund	86,117,396	130,041,162	–	–
SFT IvySM Small Cap Growth Fund	47,381,750	58,218,461	–	–
SFT Managed Volatility Equity Fund	64,991,449	80,201,313	–	–
SFT Real Estate Securities Fund	45,404,559	48,050,852	–	–
SFT T. Rowe Price Value Fund	124,774,184	126,187,700	–	–
SFT Wellington Core Equity Fund	14,053,203	20,537,093	–	–

*  Includes U.S. government-sponsored enterprise securities.

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions

The Funds have an investment advisory agreement with Securian AM, a wholly-owned subsidiary of Securian Financial Group. Under the advisory agreement, Securian AM manages the Funds' investments and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries.

Each Fund of the Trust pays Securian AM an annual fee, based on average daily net assets, in the following amounts:

Fund	Annual Fee on Net Assets
SFT Core Bond Fund	0.40% of net assets to $1 billion; and 0.35% of net assets exceeding $1 billion
SFT Dynamic Managed Volatility Fund (a)	0.55% of all assets
SFT Government Money Market Fund	0.30% of net assets to $1 billion; and 0.25% of net assets exceeding $1 billion
SFT Index 400 Mid-Cap Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT Index 500 Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT International Bond Fund	0.60% of net assets to $1 billion; and 0.55% of net assets exceeding $1 billion
SFT IvySM Growth Fund	0.67% of net assets to $500 million; and 0.625% of next $300 million of net assets; and 0.60% of next $200 million of net assets; and 0.50% of net assets exceeding $1 billion
SFT IvySM Small Cap Growth Fund	0.85% of net assets to $1 billion; and 0.80% of next $2 billion of net assets; and 0.76% of net assets exceeding $3 billion
SFT Managed Volatility Equity Fund (a)	0.55% of all assets
SFT Real Estate Securities Fund	0.70% of net assets to $1 billion; and 0.65% of net assets exceeding $1 billion
SFT T. Rowe Price Value Fund	0.67% of net assets to $1 billion; and 0.65% of next $1.5 billion of net assets; and 0.60% of net assets exceeding $2.5 billion
SFT Wellington Core Equity Fund	0.65% of all assets

(a)  Effective May 1, 2019, the Fund's investment advisory fee is 0.55% of all assets. Prior to May 1, 2019, the Fund's investment advisory fee was 0.65% of all assets.

Securian AM has a sub-advisory agreement with Franklin Advisers, Inc. ("Franklin"), a Registered Investment Advisor for the SFT International Bond Fund, under which Securian AM pays Franklin an annual fee of 0.37% based on average daily net assets.

Securian AM has a sub-advisory agreement with Ivy Investment Management Company ("IICO"), a Registered Investment Advisor for the SFT IvySM Growth Fund and the SFT IvySM Small Cap Growth Fund, under which Securian AM pays IICO an annual fee ranging from 0.33% to 0.55% and 0.40% to 0.82% respectively, based on average daily net assets.

Securian AM has a sub-advisory agreement with T. Rowe Price Associates, Inc. ("T. Rowe Price"), a Registered Investment Advisor for the SFT T. Rowe Price Value Fund, under which Securian AM pays T. Rowe Price an annual fee ranging from 0.25% to 0.48% based on average daily net assets.

Securian AM has a sub-advisory agreement with Wellington Management Company LLP ("Wellington Management"), a Registered Investment Advisor for the SFT Wellington Core Equity Fund, under which Securian AM pays Wellington Management an annual fee ranging from 0.28% to 0.31% based on average daily net assets.

The Trust bears certain other operating expenses including independent trustees' fees, federal registration fees, printing and shareholder report expenses, legal fees, audit fees, custodian fees, compensation paid to the Trust's Chief Compliance Officer, and other miscellaneous expenses. Each Fund will pay all expenses directly related to its individual operations.

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

Operating expenses not attributable to a specific Fund are generally allocated based upon the proportionate daily net assets of each Fund.

Administrative Services Fee

The Trust has an agreement with Securian Financial Group under which Securian Financial Group provides accounting, legal, security valuations and other administrative services. Each Fund reimburses Securian Financial Group quarterly for the actual costs incurred in performing such services, as determined in accordance with Securian Financial Group's customary cost accounting procedures consistently applied. Total quarterly administrative fees by Fund range from $6,800 to $24,000.

Accounting Services

The Trust has an agreement with State Street Bank and Trust Company ("State Street") in which State Street provides daily fund accounting and investment administration services. In 2020, these fees ranged from 0.01% to 0.05% of net assets depending on the size and makeup of the respective Fund. The fees are based upon a calculation of multiple factors including base fees, size of assets, and certain other fees.

Distribution Fees

The Trust has adopted a Rule 12b-1 Distribution Plan which covers all of its Class 2 shares ("Covered Funds"). Each Covered Fund pays distribution fees at the annual rate of 0.25% of the average daily net assets of the Covered Fund. These fees are paid out of the Covered Fund's assets, which reduces a Covered Fund's net assets as do other Covered Fund expenses. The fees are paid to Securian Financial Services, Inc. ("Securian Financial"), the Trust's underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Covered Fund's shares. Securian Financial may also use the fees to pay insurance companies, dealers or others for certain non-distribution services as provided for in the distribution plan.

Net Investment Income Maintenance Agreement for the SFT Government Money Market Fund

Effective May 1, 2012, the Board approved a Restated Net Investment Income Maintenance Agreement among Securian Funds Trust (on behalf of SFT Government Money Market Fund), Securian AM and Securian Financial. Under such Agreement, Securian AM agrees to waive, reimburse or pay SFT Government Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Securian AM and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Securian AM or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Securian AM and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%.

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

As of June 30, 2020, the amounts waived and eligible for recovery are as follows:

	Agreement	Advisory Fees Waived for the six months ended	12b-1 Fees Waived for the six months ended	Recoverable through June 30,
Fund	Date	June 30, 2020*	June 30, 2020*	2021	2022
SFT Government Money Market Fund	May 1, 2012	$103,780	$93,334	$197,114	$197,114

*  This amount is reflected in fees waived in the accompanying Statements of Operations.

If Securian AM and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period. The Agreement shall continue in effect following April 30, 2021, provided such continuance is specifically approved by a majority of the Trust's independent Trustees.

SFT Dynamic Managed Volatility Fund, SFT Government Money Market Fund, and SFT Managed Volatility Fund Expense Waivers

Securian AM and the Trust, on behalf of the SFT Dynamic Managed Volatility Fund, SFT Government Money Market Fund, and SFT Managed Volatility Equity Fund, have entered into Expense Limitation Agreements which limit the operating expenses of these Funds, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), through April 30, 2021.

The Agreements renew annually for a full year each year thereafter unless terminated by Securian AM upon at least 30 days' notice prior to the end of a contract term. The Funds are authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to this agreement, provided that such reimbursement will not cause any Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Funds' shareholder reports and in Other Expenses under Fees and Expenses of the Fund in the prospectus.

As of June 30, 2020, the amounts waived and eligible for recovery are as follows:

	Agreement	Expense	Advisory Fees Waived for the six months ended	Recoverable through June 30,
Fund	Date	Limit	June 30, 2020*	2021	2022
SFT Dynamic Managed Volatility Fund	May 1, 2013	0.80%	$171,241	$1,024,133	$324,640
SFT Government Money Market Fund	November 1, 2017	0.70%	$—	$196,813	$44,522
SFT Managed Volatility Equity Fund	November 18, 2015	0.80%	$133,349	$745,679	$252,607

*  This amount is reflected in fees waived in the accompanying Statements of Operations.

Securian Funds Trust
Notes to Financial Statements – continued

(5)  Illiquid Investments

Non-Money Market Funds – Pursuant to Rule 22e-4 under the Investment Company Act of 1940, no Fund may acquire an "illiquid investment" if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. Rule 22e-4 generally defines an illiquid investment as any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. At June 30, 2020, the SFT Core Bond Fund and SFT International Bond Fund held illiquid securities of $4,088,104, and $115,173 respectively, which represent 0.8% and 0.1% of net assets, respectively.

Government Money Market Funds – Money market funds are governed by Rule 2a-7 under the Investment Company Act of 1940. By definition, a government money market fund is a fund that invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. Consequently, the SFT Government Money Market Fund currently limits investments in "illiquid securities" to 0.5% of net assets at the time of purchase. Rule 2a-7 defines an illiquid security as a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Fund. At June 30, 2020, the Fund did not hold illiquid securities.

(6)  Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs when determining fair value. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust's estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor's own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

The following is a summary of the levels used for the six months ended June 30, 2020, in valuing the Fund's assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at June 30, 2020 using
Fund	Level 1	Level 2	Level 3	Total
SFT Core Bond Fund
Assets
Government Obligations	$–	$119,658,912	$–	$119,658,912
Asset-Backed Securities	–	68,010,574	–	68,010,574
Other Mortgage-Backed Securities	–	55,722,294	–	55,722,294
Corporate Obligations	–	233,062,293	–	233,062,293
Investment Companies	8,860,488	–	–	8,860,488
Total Investments	8,860,488	476,454,073	–	485,314,561
Other Financial Instruments*
Futures Contracts	243,804	–	–	243,804
Liabilities
Other Financial Instruments*
Futures Contracts	(139,562)	–	–	(139,562)

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2020 using
Fund	Level 1	Level 2	Level 3	Total
SFT Dynamic Managed Volatility Fund
Assets
Government Obligations	$–	$16,938,525	$–	$16,938,525
Other Mortgage-Backed Securities	–	1,727,275	–	1,727,275
Corporate Obligations	–	168,913,915	–	168,913,915
Purchased Options	116,211	–	–	116,211
Investment Companies	390,596,916	–	–	390,596,916
Total Investments	390,713,127	187,579,715	–	578,292,842
Liabilities
Other Financial Instruments*
Futures Contracts	(675,194)	–	–	(675,194)
Written Options	(51,475)	–	–	(51,475)
SFT Government Money Market Fund
Assets
U.S. Government Obligations	–	158,967,520	–	158,967,520
Investment Companies	42,035,903	–	–	42,035,903
Total Investments	42,035,903	158,967,520	–	201,003,423
SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	158,417,450	–	–	158,417,450
U.S. Government Obligations	–	998,497	–	998,497
Investment Companies	4,820,150	–	–	4,820,150
Total Investments	163,237,600	998,497	–	164,236,097
Liabilities
Other Financial Instruments*
Futures Contracts	(240,088)	–	–	(240,088)
SFT Index 500 Fund
Assets
Common Stocks	828,850,901	–	–	828,850,901
Investment Companies	14,894,810	–	–	14,894,810
Total Investments	843,745,711	–	–	843,745,711
Liabilities
Other Financial Instruments*
Futures Contracts	(228,355)	–	–	(228,355)
SFT International Bond Fund
Assets
Long-Term Debt Securities	–	66,144,542	–	66,144,542
Short-Term Debt Securities	–	14,608,427	–	14,608,427
Investment Companies	6,091,183	–	–	6,091,183
Total Investments	6,091,183	80,752,969	–	86,844,152
Other Financial Instruments*
Forward Foreign Currency Contracts	–	1,669,012	–	1,669,012
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	–	(1,549,189)	–	(1,549,189)
SFT IvySM Growth Fund
Assets
Common Stocks	540,744,688	–	–	540,744,688
Investment Companies	2,771,062	–	–	2,771,062
Total Investments	543,515,750	–	–	543,515,750

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2020 using
Fund	Level 1	Level 2	Level 3	Total
SFT IvySM Small Cap Growth Fund
Assets
Common Stocks	$160,245,829	$–	$–	$160,245,829
Investment Companies	3,455,368	–	–	3,455,368
Total Investments	163,701,197	–	–	163,701,197
SFT Managed Volatility Equity Fund
Assets
Investment Companies	329,830,684	–	–	329,830,684
Purchased Options	71,932	–	–	71,932
Total Investments	329,902,616	–	–	329,902,616
Other Financial Instruments*
Futures Contracts	623,479	–	–	623,479
Liabilities
Other Financial Instruments*
Written Options	(33,920)	–	–	(33,920)
SFT Real Estate Securities Fund
Assets
Common Stocks	111,413,868	–	–	111,413,868
Investment Companies	2,603,935	–	–	2,603,935
Total Investments	114,017,803	–	–	114,017,803
SFT T. Rowe Price Value Fund
Assets
Common Stocks	169,475,483	–	–	169,475,483
Corporate Obligations	–	139,831	–	139,831
Preferred Stocks	1,269,712	–	–	1,269,712
Investment Companies	1,166,398	–	–	1,166,398
Total Investments	171,911,593	139,831	–	172,051,424
SFT Wellington Core Equity Fund
Assets
Common Stocks	112,094,224	–	–	112,094,224
Investment Companies	760,984	–	–	760,984
Total Investments	112,855,208	–	—	112,855,208

*  Investments in Other Financial Instruments are derivative instruments reflected in the Investment in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the investments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Forward Foreign Currency and Interest Rate Swap Contracts – These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds' policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1 and 2 during the period.

(7)  Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the Statement of Assets and Liabilities and the location, by line item, of amounts of gains and losses reported in the Statement of Operations. The derivative instruments outstanding as of period end are disclosed in the Investments in Securities. The following tables represent the average monthly volume of the Fund's derivative transactions during the six months ended June 30, 2020:

	Average Notional Amount
SFT Core Bond Fund
Futures Contracts	$103,326,926
SFT Dynamic Managed Volatility Fund
Futures Contracts	$116,395,825
Written options contracts	$3,084,634
SFT Index 400 Mid-Cap Fund
Futures Contracts	$6,630,599
SFT Index 500 Fund
Futures Contracts	$10,289,841
SFT International Bond Fund
Swap	$11,227,000	(a)
Forward foreign currency contracts	$123,335,080
SFT Managed Volatility Equity Fund
Futures Contracts	$140,949,263
Written options contracts	$2,115,508

(a)  Positions were open for two months during the period.

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

Equity derivatives were purchased or sold to manage the SFT Index 400 Mid-Cap and SFT Index 500 Funds' shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds. Equity index options are utilized by the SFT Dynamic Managed Volatility Fund and the SFT Managed Volatility Equity Fund to manage the equity exposure while attempting to reduce the volatility and risk of the Funds.

Interest rate derivatives were purchased or sold in the SFT Core Bond Fund, SFT Dynamic Volatility Fund and the SFT International Bond Fund to both manage the average duration of the fixed income portfolio and to hedge against the effects of interest rate changes on a portfolio's current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes within the SFT International Bond Fund's current or intended investments in foreign securities, as well as to more efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

The tables below detail the risk exposure of each of the Funds from derivative instruments:

	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
SFT Core Bond Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2020
Assets:
Variation margin on futures contracts*	$–	$243,804	$–
Liabilities:
Variation margin on futures contracts*	$–	$(139,562)	$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2020
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$–	$2,936,894	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$–	$471,818	$–
SFT Dynamic Managed Volatility Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2020
Assets:
Investments in securities, at market value (purchased options)	$116,211	$–	$–
Liabilities:
Variation margin on futures contracts*	$(490,926)	$(184,268)	$–
Written options contracts	(51,475)	–	–
Total	$(542,401)	$(184,268)	$–

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2020
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$(5,045,237)	$(1,112,548)	$–
Purchased options contracts	20,812,128	–	–
Written options contracts	(11,688,682)	–	–
Total	$4,078,209	$(1,112,548)	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$(5,510,392)	$(486,155)	$–
Purchased options contracts	(2,059,283)	–	–
Written options contracts	721,621	–	–
Total	$(6,848,054)	$(486,155)	$–
SFT Index 400 Mid-Cap Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2020
Liabilities:
Variation margin on futures contracts*	$(240,088)	$–	$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2020
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$(26,885)	$–	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$(403,051)	$–	$–
SFT Index 500 Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2020
Liabilities:
Variation margin on futures contracts*	$(228,355)	$–	$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2020
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$(132,190)	$–	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$(565,488)	$–	$–
SFT International Bond Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2020
Assets:
Unrealized appreciation on forward foreign currency contracts	$–	$–	$1,669,012
Liabilities:
Unrealized depreciation on forward foreign currency contracts	$–	$–	$(1,549,189)

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2020
Net Realized Gain (Loss) on Derivatives:
Swap contracts	$–	$(5,621,871)	$–
Foreign currency contracts	–	–	645,423
Total	$–	$(5,621,871)	$645,423
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Swap contracts	$–	$1,623,904	$–
Foreign currency contracts	–	–	1,999,315
Total	$–	$1,623,904	$1,999,315
SFT Managed Volatility Equity Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2020
Assets:
Variation margin on futures contracts*	$623,479	$–	$–
Investments in securities, at market value (purchased options)	71,932	–	–
Total	$695,411	$–	$–
Liabilities:
Written options contracts	$(33,920)	$–	$–
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2020
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$(24,012,086)	$–	$–
Purchased options contracts	14,900,322	–	–
Written options contracts	(8,281,191)	–	–
Total	$(17,392,955)	$–	$–
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$(811,861)	$–	$–
Purchased options contracts	(1,279,808)	–	–
Written options contracts	486,084	–	–
Total	$(1,605,585)	$–	$–

*  Includes cumulative appreciation/depreciation of futures and swap contracts as reported in the notes to the Schedules of Investments in Securities. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Funds may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Funds manage credit risk related to derivatives by entering into transactions with highly rated counterparties. Generally, the current credit exposure of the derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting arrangements and any collateral received pursuant to credit support annexes. Because exchange traded derivatives are purchased through regulated exchanges and positions are settled regularly, the Funds have minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. For the six months ended June 30, 2020 none of the Funds' derivatives were subject to master netting arrangements.

Securian Funds Trust
Notes to Financial Statements – continued

(8)  Affiliated Ownership

The SFT Dynamic Managed Volatility Fund invests in underlying securities and other investment companies, of which certain underlying funds (the "affiliated underlying funds") may be deemed to be under common control with the SFT Dynamic Managed Volatility Fund because they share the same investment advisor, Securian AM, and because they are overseen by the same Board of Trustees. The SFT Dynamic Managed Volatility Fund will achieve its equity exposure by investing primarily in Class 1 Shares of the SFT Index 500 Fund, an affiliated fund in the Trust that seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's 500® Index. A summary of all transactions with the affiliated SFT Index 500 Fund as of June 30, 2020 are as follows:

Fund/ Underlying Fund			Balance of Shares Held at June 30, 2020	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Distributions Received	Value at June 30, 2020
SFT Dynamic Managed Volatility Fund
SF	T	Index 500 Fund	14,224,618	$–	$(5,908,622)	$–	$183,405,197

(9)  Other Risks

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been declared a pandemic by the World Health Organization. The impact of COVID-19 could be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund's investments. This may impact liquidity in the marketplace, which in turn may affect the Fund's ability to meet redemption requests. Public health crises caused by the COVID-19 pandemic may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 pandemic and its effects cannot be determined.

(10)  Subsequent Events

Management has evaluated subsequent events for the Trust through the date of the filing, and has concluded there are no events that require disclosure.

Securian Funds Trust
Other Information

(unaudited)

Fund Expenses Paid by Shareholders

Shareholders of the Trust incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; (the Trust does not impose transaction costs, but you will incur such costs in connection with the variable life insurance policies and variable annuity contracts that invest in the Funds) and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020. Expenses paid during the period in the tables below are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year divided by 365 to reflect the one-half year period.

Actual Expenses

The table below provides information about actual account values and actual expenses for the Funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Actual Expenses
	CLASS 1				CLASS 2
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SFT Core Bond Fund	$1,000	$1,035.40	0.49%	$2.48	$1,034.20	0.74%	$3.74
SFT Dynamic Managed Volatility Fund	1,000	NA	NA	NA	995.20	0.80%	3.97
SFT Government Money Market Fund	1,000	NA	NA	NA	1,002.10	0.48%	2.39
SFT Index 400 Mid-Cap Fund	1,000	871.00	0.32%	1.49	869.90	0.57%	2.65
SFT Index 500 Fund	1,000	968.80	0.21%	1.03	967.60	0.46%	2.25
SFT International Bond Fund	1,000	937.60	1.07%	5.15	936.40	1.32%	6.36
SFT IvySM Growth Fund	1,000	NA	NA	NA	1,089.20	0.98%	5.09
SFT IvySM Small Cap Growth Fund	1,000	NA	NA	NA	995.10	1.25%	6.20
SFT Managed Volatility Equity Fund	1,000	NA	NA	NA	886.80	0.80%	3.75
SFT Real Estate Securities Fund	1,000	870.40	0.91%	4.23	869.30	1.16%	5.39
SFT T. Rowe Price Value Fund	1,000	NA	NA	NA	861.20	1.08%	5.00
SFT Wellington Core Equity Fund	1,000	956.90	0.87%	4.23	955.70	1.12%	5.45

Securian Funds Trust
Other Information – continued

(unaudited)

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds' and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	Hypothetical Expenses
	CLASS 1				CLASS 2
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SFT Core Bond Fund	$1,000	$1,022.43	0.49%	$2.46	$1,021.18	0.74%	$3.72
SFT Dynamic Managed Volatility Fund	1,000	NA	NA	NA	1,020.89	0.80%	4.02
SFT Government Money Market Fund	1,000	NA	NA	NA	1,022.48	0.48%	2.41
SFT Index 400 Mid-Cap Fund	1,000	1,023.27	0.32%	1.61	1,022.03	0.57%	2.87
SFT Index 500 Fund	1,000	1,023.82	0.21%	1.06	1,022.58	0.46%	2.31
SFT International Bond Fund	1,000	1,019.54	1.07%	5.37	1,018.30	1.32%	6.62
SFT IvySM Growth Fund	1,000	NA	NA	NA	1,019.99	0.98%	4.92
SFT IvySM Small Cap Growth Fund	1,000	NA	NA	NA	1,018.65	1.25%	6.27
SFT Managed Volatility Equity Fund	1,000	NA	NA	NA	1,020.89	0.80%	4.02
SFT Real Estate Securities Fund	1,000	1,020.34	0.91%	4.57	1,019.10	1.16%	5.82
SFT T. Rowe Price Value Fund	1,000	NA	NA	NA	1,019.49	1.08%	5.42
SFT Wellington Core Equity Fund	1,000	1,020.54	0.87%	4.37	1,019.29	1.12%	5.62

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Proxy Voting Policies and Procedures

A description of the policies and procedures that Securian AM uses to vote proxies related to each Fund's portfolio securities is set forth in the Trust's Statement of Additional Information which is available without charge, upon request, by calling, toll-free, 800-995-3850 or on the Securities and Exchange Commission's website at www.sec.gov. The Trust will provide this document within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Securian Funds Trust
Other Information – continued

(unaudited)

Proxy Voting Record

The Trust's proxy voting record for the 12 month period ended December 31 is available by calling, toll-free, 866-330-7355 or on the Securities and Exchange Commission's website at www.sec.gov no later than August 31 each year. The Trust will also provide this information, within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Availability of Quarterly Schedule of Investments

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Trust filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts

(unaudited)

Each year, the Board of Trustees of Securian Funds Trust (the "Trust") votes on the renewal of the Trust's Investment Advisory Agreement with Securian Asset Management, Inc. ("Securian AM"). The Board most recently unanimously reapproved the Investment Advisory Agreement on January 30, 2020. At this meeting, the Board of Trustees also reapproved the Investment Sub-Advisory Agreements between Securian AM and Franklin Advisers, Inc. (for the International Bond Fund), between Securian AM and Ivy Investment Management Company (for Ivy Growth Fund) between Securian AM and Ivy Investment Management Company (for Ivy Small Cap Growth Fund), between Securian AM and Wellington Management Company LLC (for Wellington Core Equity Fund) and between Securian AM and T. Rowe Price Associates, Inc. (for T. Rowe Price Value Fund). Collectively, the Funds managed by sub-advisers are referred to as the "Sub-Advised Funds".

Trustees receive a variety of information throughout the year about each Fund's investment performance, adherence to investment policies, expenses, sales and redemptions, regulatory compliance and management. Trustees meet at least once each year with each Fund's portfolio management team (or, in the case of the Sub-Advised Funds, representatives of such team). Trustees also receive frequent updates on industry developments and best practices, changes in Securian AM's organization and staffing, brokerage allocation and other matters. Trustees evaluated all information available to them on a Fund-by-Fund basis.

The Trustees also reviewed a memorandum from independent legal counsel outlining their legal duties and responsibilities in connection with this annual review and met alone with independent legal counsel.

Management Fee and Other Expenses

The Trustees reviewed the January 2020 report prepared by Broadridge Financial Solutions, Inc. ("Broadridge") containing comparisons of each Fund's investment management, non-management and total expenses with industry peers independently selected by Broadridge.

Based on this information, the Trustees concluded that the advisory fee payable by each Fund to Securian AM is fair and reasonable. The Trustees also concluded that the advisory fees payable by the Dynamic Managed Volatility and Managed Volatility Equity Funds are for services that are in addition to, rather than duplicative of, services provided pursuant to the advisory agreement of any other fund in which the Dynamic Managed Volatility and Managed Volatility Equity Funds invest.

Fees Charged to Other Advisory Clients of Securian AM

The Trustees observed that Securian AM's advisory fees for non-fund institutional clients are generally lower than the advisory fees charged to a Fund with a similar strategy. The Trustees concluded, however, that the higher fees charged to the Funds are justified by the additional services provided by Securian AM in managing the Funds (including the provision of office facilities, officers, administration and compliance, the coordination of Trust board, committee and vendor functions, regulatory filings and the performance of most Trust operations).

Costs of Services Provided and Profitability to Securian AM

The Trustees review quarterly Board reports on Securian AM's profitability in managing each Fund. The Trustees recognized that comparative profitability information is not generally ascertainable. Nonetheless, the Trustees did not view Securian AM's profitability from any Fund as excessive.

Economies of Scale

The Trustees also reviewed whether current fee levels appropriately capture and share economies of scale (if any) with Fund investors, The Trustees noted that substantially all of Securian AM's Funds have break-points in their fee structures that provides the opportunity for sharing economies of scale with Fund investors as such Funds' assets grow. With respect to each of the Dynamic Managed Volatility and Managed Volatility Equity Funds, the

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued
(unaudited)

Trustees noted that, while such Funds do not currently have management fee break-points, their contractual and actual management fee levels, as well as total expense levels, were in the lowest quintile of their peer group averages, as reported by Broadridge. With respect to the Wellington Core Equity Fund, which likewise currently does not have a management fee breakpoint, the Trustees noted that such Fund's current management fee level falls within the second lowest quintile of its Broadridge peer group.

Investment Results

The Trustees review a quarterly report comparing each Fund's investment performance for the most recently completed calendar quarter and one, three, five and, where applicable, ten-year periods then ended with Broadridge peer groups and with one or more benchmark indices.

The Trustees noted that the Bond Fund was in line with its Lipper peers and benchmark for the most recent quarter and one-year period, but out-performed its peers and benchmark for the three, five and ten-year periods ended December 31, 2019. They noted that the International Bond Fund outperformed its Lipper peers and benchmark for the most recent quarter and for the ten-year period, but substantially underperformed for the one, three and five-year periods. The Trustees observed that the Real Estate Securities Fund underperformed during the one-year period, but performed in line with its peers and benchmark during the most recent quarter and all other periods reported. They then noted that the S&P 400 Index Fund performed in line with its peers and benchmark during all reporting periods, but observed that Lipper does not publish a universe of mid-cap index funds. The Trustees also noted that the S&P 500 Index Fund slightly underperformed its peers and benchmark on a net-of-expenses basis, but performed in line with its benchmark before expenses. They also noted that the Government Money Market Fund's somewhat underperformed its peers and benchmark for all relevant periods due to its relative size. The Trustees then observed that the Dynamic Managed Volatility Fund and the Managed Volatility Equity Fund performed consistently with their objectives and were competitive with their peers. With respect to the Sub-Advised Funds, the Trustees noted that Ivy Growth Fund outperformed its peers and benchmark for the one and three-year periods, was in line with its peers and benchmark for the five-year period, but substantially underperformed its peers and benchmark during the most recent quarter. They noted that the Ivy Small Cap Growth Fund underperformed both its peers and benchmark for the most recent quarter as well as the one-year period, performed in line with its peer and benchmark during the three-year period and outperformed its peers and benchmark during the five-year period. The Trustees then observed that Wellington Core Equity Fund outperformed its peers and benchmark for the most recent quarter and one, three and five-year periods. Finally, the Trustees noted that T. Rowe Price Value Fund substantially underperformed its peers and benchmark during the most recent quarter, performed substantially in line with its peers and benchmark during the one-year period and five-year period, and somewhat outperformed its peers and benchmark during the three-year period. The Trustees reviewed attribution analyses and portfolio positioning on all Funds, particularly the Funds with more recent underperformance. Based on the foregoing, the Trustees concluded that reapproving the Funds' Investment Advisory Agreement and each Sub-Advised Fund's Investment Subadvisory Agreement were in the best interests of each Fund and its shareholders.

Ancillary Benefits to Securian AM and Its Affiliates

The Trustees also considered that Securian AM and its affiliates benefit from certain soft-dollar arrangements. The Trustees noted that Securian AM's profitability would be somewhat lower if it had to pay for these benefits out of its own assets. The Trustees also noted that Securian Financial Services, Inc. (the Trust's distributor) receives 12b-1 fees from the Funds. The Trustees also noted that Minnesota Life Insurance Company, an affiliate of Securian AM, benefits by performing certain legal, compliance and other administrative services for the Trust, in return for a reimbursement of costs it incurs in connection with its provision of such services. The Trustees

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued
(unaudited)

also recognize that Securian AM and its affiliates derive reputational and other benefits from their association with the Funds and Trust.

Nature, Extent and Quality of Services Provided by Securian AM

In addition to investment management services, Securian AM provides the Trust with office space, administrative and other services (exclusive of, and in addition to, any such services provided by other Trust services providers) and executive and other personnel as are necessary for its operations. Securian AM pays all of the compensation of management Trustees, officers and employees of the Trust (except that each Fund pays an equitable share of the compensation expense of the Trust's Chief Compliance Officer). The Trustees considered the quality and scope of services provided by Securian AM under the Advisory Agreement and concluded that Securian AM has provided commendable executive and administrative management and other services during and prior to the last year.

Investment Sub-Advisory Agreements

At the January 30, 2020 meeting, the Trustees also unanimously reapproved the Investment Sub-Advisory Agreements for the Sub-Advised Funds. In addition to the Trustees' review of the Sub-Advised Funds' investment performance and expense ratios (as set forth above), the Trustees also requested and evaluated other information, including a report on each sub-adviser's organization and current staffing, a report on brokerage allocation practices and related soft dollar arrangements, assurances that each Sub-Advised Fund will be managed in accordance with its stated investment objectives, policies and limitations, assurances that all disclosures relating to the sub-adviser reflected in the Trust's registration statement are complete and accurate, and assurance that the sub-adviser will operate in full compliance with applicable laws, regulations and exemptive orders. The Trustees also reviewed a summary of each sub-adviser's code of ethics and compliance program. The Trustees requested, but did not receive, an analysis of each sub-adviser's profitability in managing the Fund. However, the Trustees noted that Securian AM is unaffiliated with each sub-adviser and that the Investment Sub-Advisory Agreements were negotiated on an "arm's-length" basis.

The Trustees also reviewed the allocation of duties and responsibilities with respect to each Sub-Advised Fund between Securian AM and the Fund's sub-adviser. The Trustees noted that Securian AM is responsible for the selection, monitoring and oversight of each sub-adviser, the fulfillment or oversight of substantially all of each Sub-Advised Fund's legal and regulatory requirements, the preparation for and facilitation of all Board of Trustee, Audit Committee and Governance Committee meetings, and many other requirements. Based on this review, the Trustees concluded that the allocation of the overall advisory fee of each Sub-Advised Fund between Securian AM and the Sub-Adviser is fair and appropriate. The Trustees also concluded that the portion of each Sub-Advised Fund's overall advisory fee that is retained by Securian AM represents fair and appropriate compensation to Securian AM for its retained duties and responsibilities.

Based on the foregoing factors, the Trustees concluded that reapproving each Investment Sub-Advisory Agreement was in the best interest of each Sub-Advised Fund and its shareholders.

Securian Funds Trust
Trustees and Executive Officers
(unaudited)

Under Delaware law, the Board of Trustees of the Trust has overall responsibility for managing the Trust in good faith and in a manner reasonably believed to be in the best interests of the Trust. The Trustees meet periodically throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Trust, and review the performance of the Trust and its Funds. One of the four current Trustees is considered an "interested person" (as defined in the Investment Company Act of 1940) of the Trust. The other three Trustees, because they are not interested persons of the Trust, are considered independent ("Independent Trustees") and are not employees or officers of, and have no financial interest in, the Trust's investment adviser, Securian Asset Management, Inc. (Securian AM) or its affiliated companies, including Minnesota Life Insurance Company. 75% of the Board of Trustees is required to be comprised of Independent Trustees.

Only executive officers and other officers who perform policy-making functions with the Trust are listed. None of the Trustees is a director of any public company (a company required to file reports under the Securities Exchange Act of 1934) or of any registered investment companies other than the Trust. Each Trustee serves for an indefinite term, until his or her resignation, death or removal.

Position with Trust
Name, Address(1) and Length of Principal Occupation(s)
and Year of Birth, Time Served(2) During Past 5 Years

Independent Trustees

Julie K. Getchell 1954 Trustee since 2011

Retired; Senior Financial Consultant Cargill, 2009-2012; Chief Financial Officer, La Grosse Global Fund Services, 2007-2009; Senior Managing Director, Black River Asset Management, 2005-2007; Consultant, Black River Asset Management, 2004-2005; Chief Financial Officer, Prestige Resorts & Destinations, 2001-2003; Chief Operating Officer, Insight Investment Management, Inc., 1991-1996; Chartered Financial Analyst; CPA—inactive

Linda L. Henderson 1949 Trustee since 2007

Retired: Professional Adviser, Carlson School of Management, working with faculty and MBA students managing Carlson Growth Fund. Semi-retirement, 2004-2007. RBC Wealth Management (formerly Dain Bosworth and Dain Rauscher) 1985-2004. Senior Vice President and Director of Fixed Income Research and Strategies, 2000-2004. Director of Retail Fixed Income. 1996-2000. Director of Financial Services, 1994-1996. Manager of the Investment Management Group, 1992-1994. Consultant, Investment Management Group, 1991-1992. Investment Executive, 1985-1991. Assistant Professor of Business Administration/Finance, University of Wisconsin-River Falls, 1980-1985. Chartered Financial Analyst

William C. Melton 1947 Trustee since 2002

Retired; member, State of Minnesota Council of Economic Advisors from 1988 to 1994, and again from 2010 to the present; various senior positions at American Express Financial Advisors (formerly Investors Diversified Services and, thereafter, IDS/American Express) from 1982 through 1997, including Chief Economist and, thereafter, Chief International Economist

Interested Trustee and Principal Executive Officer

David M. Kuplic 1957 Trustee since 2016 and President since 2011

Senior Vice President, Minnesota Life Insurance Company since June 2007; President, Securian AM since 2017; Executive Vice President and Director, Securian AM since July 2007; Senior Vice President and Director, Advantus Capital Management, Inc., February 2006 to July 2007; Senior Vice President, Securian Financial Group, Inc. since June 2007; President and Director, MIMLIC Funding, Inc. (entity holding legal title to bonds beneficially owned by certain clients of Securian AM) since July 2007; Senior Vice President, Securian Life Insurance Company since June 2007; President and Director, Marketview Properties, LLC (entity holding real

Securian Funds Trust
Trustees and Executive Officers – continued
(unaudited)

estate assets) since January 2010; President and Director, Marketview Properties II, LLC (entity holding real estate assets) since March 2010; President and Director, Marketview Properties III, LLC since January 2012; President, Marketview Properties IV, LLC since January 2012

Other Executive Officers(3)

Gary M. Kleist 1959 Vice President and Treasurer since 2003

Financial Vice President, Chief of Operations and Director, Securian AM since December 1997; Second Vice President, Minnesota Life Insurance Company since February 2000; Second Vice President, Securian Financial Group, Inc. since February 2000; Second Vice President, Securian Life Insurance Company since June 2007; Financial Vice President, Marketview Properties, LLC since January 2010; Financial Vice President, Marketview Properties II, LLC (entities holding certain real estate assets) since March 2010; Financial Vice President, Marketview Properties III, LLC since January 2012; Financial Vice President, Marketview Properties IV, LLC since January 2012

Christopher B. Owens 1977 Vice President since 2020

Second Vice President—Retail Life and Annuity Sales, Securian Financial Group, Inc. since June 2018; National Sales Vice President—Retail Life and Annuity Sales, Securian Financial Group, Inc., October 2011 to June 2018

Michael J. Radmer 1945 Secretary since 1998

Senior Counsel with the law firm of Dorsey & Whitney LLP since January 2016; Partner from 1976 to December 2015

Dorsey & Whitney LLP
50 South Sixth Street
Minneapolis, Minnesota 55402

(1)  Unless otherwise noted, the address of each Trustee and officer is the address of the Trust: 400 Robert Street North, St. Paul, Minnesota 55101.

(2)  The years reflect when a person became a director or officer of Advantus Series Fund, the predecessor to the Trust.

(3)  Although not a 'corporate' officer of the Trust, Michael Steinert, 1975, serves as the Trust's Chief Compliance Officer. Mr. Steinert also serves as Vice President and Chief Compliance Officer of Securian AM.

This offering is available through Securian Financial Services, Inc., a registered broker/dealer. Securian Financial Services, Inc. is the distributor of Minnesota Life and Securian Life variable insurance products.

This report may be used as sales literature in connection with the offer or sale of variable annuity or variable life insurance contracts funded by Securian Funds Trust ("Trust") if preceded or accompanied by (a) the current prospectus for the Trust and such contracts and (b) the current applicable variable annuity or variable life performance report.

Securian Financial Services, Inc.

www.securian.com

Securities Dealer, Member FINRA/SIPC.

Registered Investment Advisor

400 Robert Street North, St. Paul, MN 55101-2098

1.888.237.1838

F34490 Rev 8-2020

Minnesota Life Insurance Company

A Securian Company

Securian Life Insurance Company

A New York admitted insurer

400 Robert Street North

St. Paul, MN 55101-2098

PRESORTED STANDARD
U.S. POSTAGE PAID
CAROL STREAM, IL
PERMIT NO. 1480

©2020 Securian Funds Trust All rights reserved.

F34490 Rev 8-2020

Call 1-800-995-3850 to receive your financial documents electronically. It's fast and convenient.

ITEM 2.	CODE OF ETHICS.

Filed herewith as Exhibit 12(a)(1). During the period covered by this report, there has been no amendment to the code of ethics that relates to any element of the code of ethics definition set forth in paragraph (b) of Item 2 of Form N-CSR, nor has the registrant granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Trust has determined that Julie K. Getchell, a member of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Ms. Getchell as the Audit Committee's financial expert. Ms. Getchell is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Required only for annual reports on Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable. Schedule I – Investments in Securities of Unaffiliated Issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant has a governance committee of its board of trustees, the members of which are all trustees who are not “interested persons” of the registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940 (“independent trustees”). The governance committee, which operates in accordance with a separate governance committee charter approved by the board of trustees, selects and recommends to the board of trustees individuals for nomination as independent trustees. The names of potential independent director candidates are drawn from a number of sources, including recommendations from management of Securian Asset Management, Inc., the registrant’s investment adviser. Each candidate is evaluated by the governance committee with respect to the relevant business and industry experience that would enable the candidate to serve effectively as an independent director, as well as his or her compatibility with respect to business philosophy and style. The members of the governance committee may conduct an in-person interview of each viable candidate using a standardized questionnaire. When all of the viable candidates have been evaluated and interviewed, the governance committee determines which of the viable candidates should be presented to the board of trustees for selection to become a member of the board of trustees.

Inasmuch as the registrant does not hold annual meetings of shareholders and meetings of shareholders occur only intermittently, the governance committee does not at present consider nominees recommended by shareholders.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

ITEM 13.	EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1)       Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Exhibit 99.CODE ETH attached hereto.

(2)       A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2):

Exhibit 99.CERT attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Securities Exchange Act of 1934, provide the certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Securities Exchange Act of 1934 (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference:

Exhibit 99.906 CERT attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Securian Funds Trust

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President

Date: August 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President (Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer (Principal Financial Officer)

Date: August 18, 2020